UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23382

SPROTT FUNDS TRUST

(Exact name of registrant as specified in charter)

320 Post Road, Suite 230
Darien, Connecticut 06820

(Address of principal executive offices)

The Corporation Trust Company
Corporation Trust Center
1209 Orange Street
New Castle County
Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 656-2400

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.

December 31, 2024 ANNUAL SHAREHOLDER REPORT TICKER: SGDM

Fund Overview

This annual shareholder report contains important information about the Sprott Gold Miners ETF (the “Fund”) for the period of January 1, 2024 to December 31, 2024.

You can find additional information about the Fund at https://sprottetfs.com/sgdm-sprott-gold-miners-etf. You can also request this information by contacting us at 1.888.622.1813.

Sprott Gold Miners ETF

Principal Listing Exchange: NYSE Arca, Inc.

What Were the Fund’s Costs for the Last Year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Gold Miners ETF	$53	0.50%

How Did the Fund Perform Last Year?

The Sprott Gold Miners ETF returned 12.25% for the 12 months ended December 31, 2024. For this period, the three largest contributors to performance were Agnico Eagle Mines Ltd., Orla Mining Ltd. and Alamos Gold Inc. The three largest performance detractors were Fortuna Mining Corp., Barrick Gold Corp. and SSR Mining Inc.

Gold miners had appreciated with the gold price in 2024, which had its best performance since 2010. Prices reached all-time highs, driven by strong central bank and sovereign purchases, alongside robust demand from emerging markets. In the midst of increasing economic and geopolitical uncertainty, central banks’ reserve asset management came to the forefront, which increased their demand for gold as a strategic asset providing stability, lack of default risk, a long-term store of value, portfolio diversification and performance during times of crisis and liquidity. The potential for renewed inflationary pressures, especially from tariffs and trade wars, also buoyed gold miners in 2024.

While gold miners appreciated in 2024, they faced some headwinds due to cost inflation and high interest rates, which constrained margins.

Total Return Based on $10,000 Investment

Average Annual Total Returns

	1 YR	5 YR	10 YR*
Sprott Gold Miners ETF (Net Asset Value)	12.25%	3.21%	5.59%
S&P 500 Total Return Index	25.02%	14.53%	13.10%
MSCI All Country World Index	17.49%	10.06%	9.23%
Solactive Gold Miners Custom Factors Index TR^	13.03%	4.10%	6.49%

*	Fund inception July 14, 2014.

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 1.888.622.1813 or visit https://sprottetfs.com/sgdm-sprott-gold-miners-etf for current month-end performance. Both the line graph and performance table above compare the Fund’s performance to an appropriate broad-based index and additional indices reflecting the market segment(s) in which the Fund invests over the same periods.

One of the fund’s comparative indexes changed from the MSCI All Country World Index (MSCI ACWI) to the S&P 500 to align with the revised regulatory definition of broad-based securities market index.

^ From SGDM’s inception to July 19, 2019, SGDM’s objective was to track the Sprott Zacks Gold Miners Total Return Index (“predecessor index”) and since that date SGDM has been seeking to track the Solactive Gold Miners Custom Factors Total Return Index. The index performance presented reflects the performance of the predecessor index through July 19, 2019, and thereafter reflects the performance of the Solactive Gold Miners Custom Factors Total Return Index.

Fund Statistics

Total Net Assets	$241,911,273
Number of Portfolio Holdings	37
Portfolio Turnover Rate	81%
Advisory Fees Paid	$866,331

What Did the Fund Invest In?

As of December 31, 2024

Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Sprott Gold Miners ETF DECEMBER 31, 2024 ANNUAL SHAREHOLDER REPORT TICKER: SGDM Phone: 1.888.622.1813 Distributor: ALPS Distributors, Inc.

Material Fund Changes

There have been no material Fund changes during the reporting period.

Changes in and Disagreements With Accountants

There have been no changes in or disagreements with the Fund’s independent accounting firm during the reporting period.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, can be found by visiting https://sprottetfs.com/sgdm-sprott-gold-miners-etf.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling 1.888.622.1813.

85210B102–A–12312024

December 31, 2024 ANNUAL SHAREHOLDER REPORT TICKER: SGDJ

Fund Overview

This annual shareholder report contains important information about the Sprott Junior Gold Miners ETF (the “Fund”) for the period of January 1, 2024 to December 31, 2024.

You can find additional information about the Fund at https://sprottetfs.com/sgdj-sprott-junior-gold-miners-etf. You can also request this information by contacting us at 1.888.622.1813.

Sprott Junior Gold Miners ETF Principal Listing Exchange: NYSE Arca, Inc.

What Were the Fund’s Costs for the Last Year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Junior Gold Miners ETF	$55	0.50%

How Did the Fund Perform Last Year?

The Sprott Junior Gold Miners ETF returned 20.45% for the 12 months ended December 31, 2024. For this period, the three largest contributors to performance were Artemis Gold Inc., Bumi Resources Minerals Tbk PT and Osisko Mining, Inc. The three largest performance detractors were Victoria Gold Corp., McEwen Mining Inc. and Fortuna Mining Corp.

Junior gold miners had appreciated with the gold price in 2024, which had its best performance since 2010. Prices reached all-time highs, driven by strong central bank and sovereign purchases, alongside robust demand from emerging markets. In the midst of increasing economic and geopolitical uncertainty, central banks’ reserve asset management came to the forefront, which increased their demand for gold as a strategic asset providing stability, lack of default risk, a long-term store of value, portfolio diversification and performance during times of crisis and liquidity. The potential for renewed inflationary pressures, especially from tariffs and trade wars, also buoyed gold miners in 2024.

While junior gold miners appreciated in 2024, they faced some headwinds due to cost inflation and high interest rates.

Total Return Based on $10,000 Investment

Average Annual Total Returns

	1 YR	5 YR	SINCE INCEPTION*
Sprott Junior Gold Miners ETF (Net Asset Value)	20.45%	3.19%	5.55%
S&P 500 Total Return Index	25.02%	14.53%	13.24%
MSCI All Country World Index	17.49%	10.06%	9.13%
Solactive Junior Gold Miners Custom Factors Index TR^	21.25%	3.48%	6.39%
* Fund inception March 30, 2015.

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 1.888.622.1813 or visit https://sprottetfs.com/sgdj-sprott-junior-gold-miners-etf for current month-end performance. Both the line graph and performance table above compare the Fund’s performance to an appropriate broad-based index and additional indices reflecting the market segment(s) in which the Fund invests over the same periods.

One of the fund’s comparative indexes changed from the MSCI All Country World Index (MSCI ACWI) to the S&P 500 to align with the revised regulatory definition of broad-based securities market index.

^ From the SGDJ’s inception to July 19, 2019, SGDJ’s objective was to track the Sprott Zacks Junior Gold Miners Total Return Index (“predecessor index”) and since that date SGDJ has been seeking to track the Solactive Junior Gold Miners Custom Factors Total Return Index. The index performance presented reflects the performance of the predecessor index through July 19, 2019 and thereafter reflects the performance of the Solactive Junior Gold Miners Custom Factors Total Return Index.

Fund Statistics

Total Net Assets	$112,207,477
Number of Portfolio Holdings	38
Portfolio Turnover Rate	63%
Advisory Fees Paid	$408,171

What Did the Fund Invest In?

As of December 31, 2024

Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Sprott Junior Gold Miners ETF DECEMBER 31, 2024 ANNUAL SHAREHOLDER REPORT TICKER: SGDJ Phone: 1.888.622.1813 Distributor: ALPS Distributors, Inc.

Material Fund Changes

There have been no material Fund changes during the reporting period.

Changes in and Disagreements With Accountants

There have been no changes in or disagreements with the Fund’s independent accounting firm during the reporting period.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, can be found by visiting https://sprottetfs.com/sgdj-sprott-junior-gold-miners-etf.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling 1.888.622.1813.

85210B201–A–12312024

December 31, 2024 ANNUAL SHAREHOLDER REPORT TICKER: SETM

Fund Overview

This annual shareholder report contains important information about the Sprott Critical Materials ETF (the “Fund”) for the period of January 1, 2024 to December 31, 2024.

You can find additional information about the Fund at https://sprottetfs.com/setm-sprott-critical-materials-etf. You can also request this information by contacting us at 1.888.622.1813.

This report describes changes to the Fund that occurred during the reporting period.

Sprott Critical Materials ETF

Principal Listing Exchange: NASDAQ

What Were the Fund’s Costs for the Last Year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Critical Materials ETF	$61	0.65%

How Did the Fund Perform Last Year?

The Sprott Critical Materials ETF returned -13.09% for the 12 months ended December 31, 2024. For this period, the three largest contributors to performance were First Quantum Minerals Ltd., Cameco Corp. and Southern Copper Corp. The three largest performance detractors were Pilbara Minerals Ltd., Albemarle Corp. and Sociedad Quimica y Minera de Chile SA.

Copper miners were the standout in the space and the best-performing sector for the period. Despite weak demand from China’s property sector, growth in energy demands from artificial intelligence, the energy transition and developing countries supported copper consumption. A persistent supply deficit and M&A interest contributed to the relative outperformance.

Uranium miners performed similarly to the total critical materials space, with the market consolidating after 2023’s sharp rally. Supply deficits persisted as mine production lagged reactor requirements, geopolitical instability heightened supply risks, and the global nuclear resurgence continued.

Battery materials miners detracted from performance, with lithium, nickel and rare earths underperforming. Supply surpluses and increased uncertainty stemming from potential energy transition policy rollbacks by the incoming U.S. administration acted as a headwind.

Total Return Based on $10,000 Investment

Average Annual Total Returns

	1 YR	SINCE INCEPTION*
Sprott Critical Materials ETF (Net Asset Value)	-13.09%	-12.87%
S&P 500 Total Return Index	25.02%	22.32%
MSCI All Country World Index	17.49%	15.97%
Nasdaq Sprott Critical Materials™ Index	-12.78%	-11.96%

*	Fund inception February 1, 2023.

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 1.888.622.1813 or visit https://sprottetfs.com/setm-sprott-critical-materials-etf for current month-end performance. Both the line graph and performance table above compare the Fund’s performance to an appropriate broad-based index and additional indices reflecting the market segment(s) in which the Fund invests over the same periods.

One of the fund’s comparative indexes changed from the MSCI All Country World Index (MSCI ACWI) to the S&P 500 to align with the revised regulatory definition of broad-based securities market index.

Fund Statistics

Total Net Assets	$30,709,451
Number of Portfolio Holdings	99
Portfolio Turnover Rate	37%
Advisory Fees Paid	$129,685

What Did the Fund Invest In?

As of December 31, 2024

Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Sprott Critical Materials ETF DECEMBER 31, 2024 ANNUAL SHAREHOLDER REPORT TICKER: SETM Phone: 1.888.622.1813 Distributor: ALPS Distributors, Inc.

Material Fund Changes

The following is a summary of changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund's disclosure documents on its webpage at https://sprottetfs.com/setm-sprott-critical-materials-etf or upon request at 1.888.622.1813.

Effective October 1, 2024 the Fund changed its name from “Sprott Energy Transition Materials ETF” to “Sprott Critical Materials ETF.” Effective the same date, the name of the Fund’s underlying index changed from “Nasdaq Sprott Energy Transition MaterialsTM Index” to “Nasdaq Sprott Critical MaterialsTM Index.”

Changes in and Disagreements With Accountants

There have been no changes in or disagreements with the Fund’s independent accounting firm during the reporting period.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, can be found by visiting https://sprottetfs.com/setm-sprott-critical-materials-etf.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling 1.888.622.1813.

85208P402–A–12312024

	December 31, 2024 ANNUAL SHAREHOLDER REPORT TICKER: LITP	Fund Overview This annual shareholder report contains important information about the Sprott Lithium Miners ETF (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Sprott Lithium Miners ETF		You can find additional information about the Fund at https://sprottetfs.com/litp-sprott-lithium-miners-etf. You can also request this information by contacting us at 1.888.622.1813.

Principal Listing Exchange: NASDAQ

What Were the Fund’s Costs for the Last Year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Lithium Miners ETF	$51	0.65%

How Did the Fund Perform Last Year?

The Sprott Lithium Miners ETF returned -43.21% for the 12 months ended December 31, 2024. For this period, the three largest contributors to performance were Vulcan Energy Resources Ltd., Arcadium Lithium PLC and Savannah Resources PLC. The three largest performance detractors were IGO Ltd., Pilbara Minerals Ltd. and Liontown Resources Ltd.

Lithium miners faced a challenging 2024, amid a persistent supply glut driven by a doubling of global mine supply since 2021. Despite strong demand growth from record EV sales and expanding battery manufacturing capacity, prices remained under pressure. Though supply adjustments from project delays and transitions to care and maintenance provided some relief, this was insufficient to counter the overall surplus.

By year-end, significant M&A activity reflected efforts by producers and new entrants to capitalize on reduced valuations and secure strategic assets. However, this tailwind was trumped by increased uncertainty stemming from potential energy transition policy rollbacks by the incoming U.S. administration. Despite this, global demand growth remained strong, underscoring the lithium market’s continued importance in the energy transition.

Total Return Based on $10,000 Investment

Average Annual Total Returns

	1 YR	SINCE INCEPTION*
Sprott Lithium Miners ETF (Net Asset Value)	-43.21%	-40.98%
S&P 500 Total Return Index	25.02%	22.32%
MSCI All Country World Index	17.49%	15.97%
Nasdaq Sprott Lithium Miners™ Index	-43.63%	-41.29%
* Fund inception February 1, 2023.

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 1.888.622.1813 or visit https://sprottetfs.com/litp-sprott-lithium-miners-etf for current month-end performance. Both the line graph and performance table above compare the Fund’s performance to an appropriate broad-based index and additional indices reflecting the market segment(s) in which the Fund invests over the same periods.

One of the fund’s comparative indexes changed from the MSCI All Country World Index (MSCI ACWI) to the S&P 500 to align with the revised regulatory definition of broad-based securities market index.

Fund Statistics

Total Net Assets	$6,257,378
Number of Portfolio Holdings	40
Portfolio Turnover Rate	49%
Advisory Fees Paid	$38,857

What Did the Fund Invest In?

As of December 31, 2024

Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Sprott Lithium Miners ETF DECEMBER 31, 2024 ANNUAL SHAREHOLDER REPORT TICKER: LITP Phone: 1.888.622.1813 Distributor: ALPS Distributors, Inc.

Material Fund Changes

There have been no material Fund changes during the reporting period.

Changes in and Disagreements With Accountants

There have been no changes in or disagreements with the Fund’s independent accounting firm during the reporting period.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, can be found by visiting https://sprottetfs.com/litp-sprott-lithium-miners-etf.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling 1.888.622.1813.

85208P709–A–12312024

	December 31, 2024 ANNUAL SHAREHOLDER REPORT TICKER: URNM	Fund Overview This annual shareholder report contains important information about the Sprott Uranium Miners ETF (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Sprott Uranium Miners ETF		You can find additional information about the Fund at https://sprottetfs.com/urnm-sprott-uranium-miners-etf. You can also request this information by contacting us at 1.888.622.1813.

Principal Listing Exchange: NYSE Arca, Inc.		This report describes changes to the Fund that occurred during the reporting period.

What Were the Fund’s Costs for the Last Year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Uranium Miners ETF	$71	0.76%

How Did the Fund Perform Last Year?

The Sprott Uranium Miners ETF returned -13.38% for the 12 months ended December 31, 2024. For this period, the three largest contributors to performance were Cameco Corp., Uranium Energy Corp and CanAlaska Uranium Ltd. The three largest performance detractors were Sprott Physical Uranium Trust, Boss Energy Ltd. and Paladin Energy Ltd.

Uranium miners experienced healthy consolidation in 2024 after 2023’s breakout year. The uranium market in 2024 was defined by persistent supply deficits as mine production continued to fall short of reactor demand. Geopolitical risks shaped the year, with disruptions in Niger, Russia’s retaliatory ban on enriched uranium exports, and Kazakhstan’s inability to meet production guidelines underscoring supply vulnerabilities. Demand strengthened, driven by nuclear energy’s growing role in the energy transition and energy-intensive sectors like artificial intelligence. Long-term contracting prices hit a 16-year high, but the volume remained well below the replacement rate, which increases the urgency for more contracting in the future. Despite the correction, uranium’s structural deficits and rising demand reinforced the market’s strength throughout the year. Ultimately, the long-term fundamentals were outweighed by profit-taking and macroeconomic uncertainty, which led to a decline in uranium miners.

Total Return Based on $10,000 Investment

Average Annual Total Returns

	1 YR	5 YR	SINCE INCEPTION*
Sprott Uranium Miners ETF (Net Asset Value)	-13.38%	29.35%	29.90%
S&P 500 Total Return Index	25.02%	14.53%	15.31%
MSCI All Country World Index	17.49%	10.06%	10.91%
North Shore Global Uranium Mining Index	-13.10%	30.38%	30.95%

*	Fund inception December 3, 2019.

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 1.888.622.1813 or visit https://sprottetfs.com/urnm-sprott-uranium-miners-etf for current month-end performance. Both the line graph and performance table above compare the Fund’s performance to an appropriate broad-based index and additional indices reflecting the market segment(s) in which the Fund invests over the same periods.

One of the fund’s comparative indexes changed from the MSCI All Country World Index (MSCI ACWI) to the S&P 500 to align with the revised regulatory definition of broad-based securities market index.

Fund Statistics

Total Net Assets	$1,455,410,731
Number of Portfolio Holdings	38
Portfolio Turnover Rate	18%
Advisory Fees Paid	$12,550,134

What Did the Fund Invest In?

As of December 31, 2024

Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Sprott Uranium Miners ETF DECEMBER 31, 2024 ANNUAL SHAREHOLDER REPORT TICKER: URNM Phone: 1.888.622.1813 Distributor: ALPS Distributors, Inc.

Material Fund Changes

The following is a summary of changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at https://sprottetfs.com/urnm-sprott-uranium-miners-etf or upon request at 1.888.622.1813.

In April 2024 the Fund’s advisory fee structure changed from breakpoints to a unitary fee. This change in fee structure did not result in an increase to the advisory fee paid by the Fund.

Changes in and Disagreements With Accountants

There have been no changes in or disagreements with the Fund’s independent accounting firm during the reporting period.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, can be found by visiting https://sprottetfs.com/urnm-sprott-uranium-miners-etf.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling 1.888.622.1813.

85208P303–A–12312024

December 31, 2024 ANNUAL SHAREHOLDER REPORT TICKER: URNJ

Fund Overview

This annual shareholder report contains important information about the Sprott Junior Uranium Miners ETF (the “Fund”) for the period of January 1, 2024 to December 31, 2024.

You can find additional information about the Fund at https://sprottetfs.com/urnj-sprott-junior-uranium-miners-etf. You can also request this information by contacting us at 1.888.622.1813.

Sprott Junior Uranium Miners ETF

Principal Listing Exchange: NASDAQ

What Were the Fund’s Costs for the Last Year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Junior Uranium Miners ETF	$73	0.80%

How Did the Fund Perform Last Year?

The Sprott Junior Uranium Miners ETF returned -17.40% for the 12 months ended December 31, 2024. For this period, the three largest contributors to performance were Uranium Energy Corp, CanAlaska Uranium Ltd. and Anfield Energy Inc. The three largest performance detractors were Paladin Energy Ltd., Boss Energy Ltd. and Global Atomic Corp.

Junior uranium miners experienced healthy consolidation in 2024 after 2023’s breakout year. The uranium market in 2024 was defined by persistent supply deficits as mine production continued to fall short of reactor demand. Geopolitical risks shaped the year, with disruptions in Niger, Russia’s retaliatory ban on enriched uranium exports, and Kazakhstan’s inability to meet production guidelines underscoring supply vulnerabilities. Demand strengthened, driven by nuclear energy’s growing role in the energy transition and energy-intensive sectors like artificial intelligence. Long-term contracting prices hit a 16-year high, but the volume remained well below the replacement rate, which increases the urgency for more contracting in the future. Despite the correction, uranium’s structural deficits and rising demand reinforced the market’s strength throughout the year. Ultimately, the long-term fundamentals were outweighed by profit-taking and macroeconomic uncertainty, which led to a decline in junior uranium miners.

Total Return Based on $10,000 Investment

Average Annual Total Returns

	1 YR	SINCE INCEPTION*
Sprott Junior Uranium Miners ETF (Net Asset Value)	-17.40%	-0.44%
S&P 500 Total Return Index	25.02%	22.32%
MSCI All Country World Index	17.49%	15.97%
Nasdaq Sprott Junior Uranium Miners™ Index	-16.56%	0.36%
*	Fund inception February 1, 2023.

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 1.888.622.1813 or visit https://sprottetfs.com/urnj-sprott-junior-uranium-miners-etf for current month-end performance. Both the line graph and performance table above compare the Fund’s performance to an appropriate broad-based index and additional indices reflecting the market segment(s) in which the Fund invests over the same periods.

One of the fund’s comparative indexes changed from the MSCI All Country World Index (MSCI ACWI) to the S&P 500 to align with the revised regulatory definition of broad-based securities market index.

Fund Statistics

Total Net Assets	$240,758,423
Number of Portfolio Holdings	35
Portfolio Turnover Rate	31%
Advisory Fees Paid	$2,483,565

What Did the Fund Invest In?

As of December 31, 2024

Geographic Weightings (% of Net Assets)

Asset Weightings (% of Net Assets)

Sprott Junior Uranium Miners ETF DECEMBER 31, 2024 ANNUAL SHAREHOLDER REPORT TICKER: URNJ Phone: 1.888.622.1813 Distributor: ALPS Distributors, Inc.

Material Fund Changes

There have been no material Fund changes during the reporting period.

Changes in and Disagreements With Accountants

There have been no changes in or disagreements with the Fund’s independent accounting firm during the reporting period.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, can be found by visiting https://sprottetfs.com/urnj-sprott-junior-uranium-miners-etf.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling 1.888.622.1813.

85208P808–A–12312024

December 31, 2024 ANNUAL SHAREHOLDER REPORT TICKER: COPJ

Fund Overview

This annual shareholder report contains important information about the Sprott Junior Copper Miners ETF (the “Fund”) for the period of January 1, 2024 to December 31, 2024.

You can find additional information about the Fund at https://sprottetfs.com/copj-sprott-junior-copper-miners-etf. You can also request this information by contacting us at 1.888.622.1813.

Sprott Junior Copper Miners ETF

Principal Listing Exchange: NASDAQ

What Were the Fund’s Costs for the Last Year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Junior Copper Miners ETF	$80	0.75%

How Did the Fund Perform Last Year?

The Sprott Junior Copper Miners ETF returned 12.42% for the 12 months ended December 31, 2024. For this period, the three largest contributors to performance were NGEx Minerals Ltd., Hudbay Minerals Inc. and Taseko Mines Ltd. The three largest performance detractors were Copper 360 Ltd., Ivanhoe Electric Inc. and SolGold PLC.

Junior copper miners began 2024 on strong footing, supported by robust fundamentals and positive investor sentiment, but the second half of the year proved more challenging. Demand for copper was driven higher by its growing role in structural growth sectors like artificial intelligence, the energy transition, and grid upgrades. These tailwinds more than offset the weakened demand from the Chinese property market. On the supply side, challenges persisted, including declining ore grades, production disruptions, and long project lead times. Supply constraints and smelting overcapacity tightened the availability of copper concentrate and applied upward pressure on its price. These dynamics exacerbated the ongoing supply deficit, supporting prices. Junior copper miners benefited from this environment, due to their operating leverage to the increase in the copper spot price.

Total Return Based on $10,000 Investment

Average Annual Total Returns

	1 YR	SINCE INCEPTION*
Sprott Junior Copper Miners ETF (Net Asset Value)	12.42%	2.25%
S&P 500 Total Return Index	25.02%	22.32%
MSCI All Country World Index	17.49%	15.97%
Nasdaq Sprott Junior Copper Miners™ Index	11.84%	4.14%

*	Fund inception February 1, 2023.

The Fund’s past performance is not a good predictor of the Fund's future performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 1.888.622.1813 or visit https://sprottetfs.com/copj-sprott-junior-copper-miners-etf for current month-end performance. Both the line graph and performance table above compare the Fund’s performance to an appropriate broad-based index and additional indices reflecting the market segment(s) in which the Fund invests over the same periods.

One of the fund’s comparative indexes changed from the MSCI All Country World Index (MSCI ACWI) to the S&P 500 to align with the revised regulatory definition of broad-based securities market index.

Fund Statistics

Total Net Assets	$12,391,211
Number of Portfolio Holdings	43
Portfolio Turnover Rate	70%
Advisory Fees Paid	$73,435

What Did the Fund Invest In?

As of December 31, 2024

Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Sprott Junior Copper Miners ETF DECEMBER 31, 2024 ANNUAL SHAREHOLDER REPORT TICKER: COPJ Phone: 1.888.622.1813 Distributor: ALPS Distributors, Inc.

Material Fund Changes

There have been no material Fund changes during the reporting period.

Changes in and Disagreements With Accountants

There have been no changes in or disagreements with the Fund’s independent accounting firm during the reporting period.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, can be found by visiting https://sprottetfs.com/copj-sprott-junior-copper-miners-etf .

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling 1.888.622.1813.

85208P501–A–12312024

December 31, 2024 ANNUAL SHAREHOLDER REPORT TICKER: NIKL

Fund Overview

This annual shareholder report contains important information about the Sprott Nickel Miners ETF (the “Fund”) for the period of January 1, 2024 to December 31, 2024.

You can find additional information about the Fund at https://sprottetfs.com/nikl-sprott-nickel-miners-etf. You can also request this information by contacting us at 1.888.622.1813.

Sprott Nickel Miners ETF

Principal Listing Exchange: NASDAQ

What Were the Fund’s Costs for the Last Year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Nickel Miners ETF	$67	0.75%

How Did the Fund Perform Last Year?

The Sprott Nickel Miners ETF returned -20.73% for the 12 months ended December 31, 2024. For this period, the three largest contributors to performance were Nickel Industries Ltd., Magna Mining Inc. and Power Nickel Inc. The three largest performance detractors were Merdeka Battery Materials Tbk PT, Premium Resources Ltd. and Nickel Asia Corp.

Nickel miners faced a volatile 2024, peaking in May, before having a challenging second half of the year. A supply surplus, driven by Indonesia’s production ramp-up, weighed on prices, compounded by weak demand from China’s struggling stainless steel sector. The battery sector offered some support, with demand for nickel in EV batteries rising.

Indonesia sought to stabilize the market through plans to regulate nickel ore sales and production licenses, aiming to maintain prices within a $15,000 to $18,000 per metric ton range. By year-end, prices hovered at the lower end of this target. These measures helped stabilize the nickel market, benefitting nickel miners operating in the region.

Supply disruptions in New Caledonia and Western sanctions on Russian nickel provided limited relief but failed to offset the surplus. Further, increased uncertainty stemming from potential energy transition policy rollbacks by the incoming U.S. administration acted as a headwind.

Total Return Based on $10,000 Investment

Average Annual Total Returns

	1 YR	SINCE INCEPTION*
Sprott Nickel Miners ETF (Net Asset Value)	-20.73%	-21.72%
S&P 500 Total Return Index	25.02%	25.96%
MSCI All Country World Index	17.49%	19.84%
Nasdaq Sprott Nickel Miners™ Index	-20.23%	-21.19%

*	Fund inception March 21, 2023.

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 1.888.622.1813 or visit https://sprottetfs.com/nikl-sprott-nickel-miners-etf for current month-end performance. Both the line graph and performance table above compare the Fund’s performance to an appropriate broad-based index and additional indices reflecting the market segment(s) in which the Fund invests over the same periods.

One of the fund’s comparative indexes changed from the MSCI All Country World Index (MSCI ACWI) to the S&P 500 to align with the revised regulatory definition of broad-based securities market index.

Fund Statistics

Total Net Assets	$8,573,357
Number of Portfolio Holdings	24
Portfolio Turnover Rate	47%
Advisory Fees Paid	$64,644

What Did the Fund Invest In?

As of December 31, 2024

Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Sprott Nickel Miners ETF DECEMBER 31, 2024 ANNUAL SHAREHOLDER REPORT TICKER: NIKL Phone: 1.888.622.1813 Distributor: ALPS Distributors, Inc.

Material Fund Changes

There have been no material Fund changes during the reporting period.

Changes in and Disagreements With Accountants

There have been no changes in or disagreements with the Fund’s independent accounting firm during the reporting period.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, can be found by visiting https://sprottetfs.com/nikl-sprott-nickel-miners-etf.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling 1.888.622.1813.

85208P600–A–12312024

December 31, 2024 ANNUAL SHAREHOLDER REPORT TICKER: COPP

Fund Overview

This annual shareholder report contains important information about the Sprott Copper Miners ETF (the “Fund”) for the period of March 5, 2024 to December 31, 2024.

You can find additional information about the Fund at https://sprottetfs.com/copp-sprott-copper-miners-etf. You can also request this information by contacting us at 1.888.622.1813.

Sprott Copper Miners ETF

Principal Listing Exchange: NASDAQ

What Were the Fund’s Costs for the Last Year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Copper Miners ETF	$55	0.65%

The operating history of the Fund is less than that of the reporting period. Had the Fund operated for the full reporting period, expenses would have been higher.

How Did the Fund Perform Last Year?

The Sprott Copper Miners ETF returned 7.08% for the period ended December 31, 2024. For this period, the three largest contributors to performance were Southern Copper Corp., First Quantum Minerals Ltd. and Filo Corp. The three largest performance detractors were Amman Mineral Internasional PT., Antofagasta PLC and ERO Copper Corp.

Copper miners began 2024 on strong footing, supported by robust fundamentals and positive investor sentiment, but the second half of the year proved more challenging. Demand for copper was driven higher by its growing role in structural growth sectors like artificial intelligence, the energy transition, and grid upgrades. These tailwinds more than offset the weakened demand from the Chinese property market. On the supply side, challenges persisted, including declining ore grades, production disruptions, and long project lead times. Supply constraints and smelting overcapacity tightened the availability of copper concentrate and applied upward pressure on its price. These dynamics exacerbated the ongoing supply deficit, supporting prices. Copper miners benefited from this environment, due to their operating leverage to the increase in the copper spot price and their healthy profitability.

Total Return Based on $10,000 Investment

Average Annual Total Returns

SINCE INCEPTION*
Sprott Copper Miners ETF (Net Asset Value)	7.08%
S&P 500 Total Return Index	17.11%
MSCI All Country World Index	11.98%
Nasdaq Sprott Copper Miners™ Index	7.15%

*	Fund inception March 5, 2024.

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 1.888.622.1813 or visit https://sprottetfs.com/copp-sprott-copper-miners-etf for current month-end performance. Both the line graph and performance table above compare the Fund’s performance to an appropriate broad-based index and additional indices reflecting the market segment(s) in which the Fund invests over the same periods.

One of the fund’s comparative indexes changed from the MSCI All Country World Index (MSCI ACWI) to the S&P 500 to align with the revised regulatory definition of broad-based securities market index.

Fund Statistics

Total Net Assets	$23,626,978
Number of Portfolio Holdings	51
Portfolio Turnover Rate	40%
Advisory Fees Paid	$128,248

What Did the Fund Invest In?

As of December 31, 2024

Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Sprott Copper Miners ETF DECEMBER 31, 2024 ANNUAL SHAREHOLDER REPORT TICKER: COPP Phone: 1.888.622.1813 Distributor: ALPS Distributors, Inc.

Material Fund Changes

There have been no material Fund changes during the reporting period.

Changes in and Disagreements With Accountants

There have been no changes in or disagreements with the Fund’s independent accounting firm during the reporting period.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, can be found by visiting https://sprottetfs.com/copp-sprott-copper-miners-etf.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling 1.888.622.1813.

85208P881–A–12312024

Sprott Gold Equity Fund Institutional Class | SGDIX Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about the Sprott Gold Equity Fund for the period from January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://sprott.com/investment-strategies/sprott-gold-equity-fund/. You can also request this information by contacting us at 1.888.622.1813.

WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of
Class Name	investment	a $10,000 investment
Sprott Gold Equity Fund Institutional Class	$129	1.17%

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

For the annual fiscal period ended December 31, 2024, Sprott Gold Equity Fund (the “Fund”) gained 20.92% compared to 10.82% for the Fund’s benchmark index, the PHLX Gold/Silver Sector Total Return Index (XXAU). The Fund’s performance was helped by the strong performance of gold bullion, which increased 27.22% in 2024 (its highest return in fourteen years), with the gold price reaching an all-time high of $2,790 per ounce in October 2024. Silver bullion also posted strong results, gaining 21.46% for the twelve-month period. Gold mining equities experienced a wide range of individual returns in 2024, but collectively did not keep pace with gold bullion.

During the period, we continued to favor mid-capitalization gold mining companies with near-term organic catalysts. The Fund had a low portfolio turnover of 26%. The top-five performing equity holdings in 2024 included Osisko Mining Inc. (sold from the portfolio), Agnico Eagle Mines Limited, Torex Gold Resources Inc., Gatos Silver, Inc. and OceanaGold Corporation. Equity holdings that detracted from the Fund’s performance in 2024 included i-80 Gold Corp., Victoria Gold Corp. (sold from the portfolio), Bellevue Gold Limited (sold from the portfolio), B2Gold Corporation and Emerald Resources NL (added as a new holding). Looking forward, we see several catalysts that have the potential to drive precious metals and mining equity prices higher, including rising global debt levels, ongoing central bank buying and geopolitical volatility.

HOW DID THE FUND PERFORM SINCE INCEPTION?*

The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)

Sprott Gold Equity Fund	PAGE 1	TSR-AR-85208P204

ANNUAL AVERAGE TOTAL RETURN (%)
			Since Inception
	1 Year	5 Year	(04/08/2019)

Sprott Gold Equity Fund Institutional Class (without sales charge)	20.92	4.69	8.56
S&P 500 TR	25.02	14.53	15.02
PHLX Gold & Silver Index TR	10.82	6.85	12.09
Visit https://sprott.com/investment-strategies/sprott-gold-equity-fund/ for more recent performance information.

*      The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

KEY FUND STATISTICS (as of December 31, 2024)
Net Assets	$862,188,348
Number of Holdings	53
Net Advisory Fee	$7,798,664
Portfolio Turnover	26%
Visit https://sprott.com/investment-strategies/sprott-gold-equity-fund/ for more recent performance information.

WHAT DID THE FUND INVEST IN? (% of net assets as of December 31, 2024)

Top Sector (%)	Top Ten Issuers	(%)	Country Breakdown	(%)
	Gold Bullion	17.4%	Canada	61.6%
	Agnico Eagle Mines Ltd.	5.7%	United States	29.4%
	Osisko Gold Royalties, Ltd.	4.6%	Australia	10.2%
	OceanaGold Corp.	4.3%	Cash & Other	-1.2%
	SilverCrest Metals, Inc.	4.3%
	Alamos Gold, Inc.	3.7%
	Torex Gold Resources, Inc.	3.5%
	Equinox Gold Corp.	3.5%
	Wesdome Gold Mines, Ltd.	3.2%
	Gatos Silver, Inc.	3.1%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sprott.com/investment-strategies/sprott-gold-equity-fund/.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Sprott Asset Management USA, Inc. documents not be householded, please contact Sprott Asset Management USA, Inc. at 1.888.622.1813, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Sprott Asset Management USA, Inc. or your financial intermediary.

Sprott Gold Equity Fund	PAGE 2	TSR-AR-85208P204

Sprott Gold Equity Fund Investor Class | SGDLX Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about the Sprott Gold Equity Fund for the period from January1, 2024, to December 31, 2024. You can find additional information about the Fund at https://sprott.com/investment-strategies/sprott-gold-equity-fund/. You can also request this information by contacting us at1.888.622.1813.

WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of
Class Name	investment	a $10,000 investment
Sprott Gold Equity Fund Investor Class	$161	1.46%

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

For the annual fiscal period ended December 31, 2024, Sprott Gold Equity Fund (the “Fund”) gained 20.58% compared to 10.82% for the Fund’s benchmark index, the PHLX Gold/Silver Sector Total Return Index (XXAU). The Fund’s performance was helped by the strong performance of gold bullion, which increased 27.22% in 2024 (its highest return in fourteen years), with the gold price reaching an all-time high of $2,790 per ounce in October 2024. Silver bullion also posted strong results, gaining 21.46% for the twelve-month period. Gold mining equities experienced a wide range of individual returns in 2024, but collectively did not keep pace with gold bullion.

During the period, we continued to favor mid-capitalization gold mining companies with near-term organic catalysts. The Fund had a low portfolio turnover of 26%. The top-five performing equity holdings in 2024 included Osisko Mining Inc. (sold from the portfolio), Agnico Eagle Mines Limited, Torex Gold Resources Inc., Gatos Silver, Inc. and OceanaGold Corporation. Equity holdings that detracted from the Fund’s performance in 2024 included i-80 Gold Corp., Victoria Gold Corp. (sold from the portfolio), Bellevue Gold Limited (sold from the portfolio), B2Gold Corporation and Emerald Resources NL (added as a new holding). Looking forward, we see several catalysts that have the potential to drive precious metals and mining equity prices higher, including rising global debt levels, ongoing central bank buying and geopolitical volatility.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*

The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

Sprott Gold Equity Fund	PAGE 1	TSR-AR-85208P105

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year

Sprott Gold Equity Fund Investor Class (without sales charge)	20.58	4.39	4.88
S&P 500 TR	25.02	14.53	13.10
PHLX Gold & Silver Index TR	10.82	6.85	8.45
Visit https://sprott.com/investment-strategies/sprott-gold-equity-fund/ for more recent performance information.

*      The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

KEY FUND STATISTICS (as of December 31, 2024)
Net Assets	$862,188,348
Number of Holdings	53
Net Advisory Fee	$7,798,664
Portfolio Turnover	26%
Visit https://sprott.com/investment-strategies/sprott-gold-equity-fund/ for more recent performance information.

WHAT DID THE FUND INVEST IN? (% of net assets as of December 31, 2024)

Top Sector (%)	Top Ten Issuers	(%)	Country Breakdown	(%)
	Gold Bullion	17.4%	Canada	61.6%
	Agnico Eagle Mines Ltd.	5.7%	United States	29.4%
	Osisko Gold Royalties, Ltd.	4.6%	Australia	10.2%
	OceanaGold Corp.	4.3%	Cash & Other	-1.2%
	SilverCrest Metals, Inc.	4.3%
	Alamos Gold, Inc.	3.7%
	Torex Gold Resources, Inc.	3.5%
	Equinox Gold Corp.	3.5%
	Wesdome Gold Mines, Ltd.	3.2%
	Gatos Silver, Inc.	3.1%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sprott.com/investment-strategies/sprott-gold-equity-fund/.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Sprott Asset Management USA, Inc.documents not be householded, please contact Sprott Asset Management USA, Inc. at 1.888.622.1813, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Sprott Asset Management USA, Inc. or your financial intermediary.

Sprott Gold Equity Fund	PAGE 2	TSR-AR-85208P105

(b)       Not applicable.

Item 2. Code of Ethics.

(a)	The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. The Registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The Registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	Not applicable.

(f)	See Item 19(a)(1).

Item 3. Audit Committee Financial Expert.

(a)	(1) The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.

(2) Michael W. Clark is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

(3) Not Applicable.

Item 4. Principal Accountant Fees and Services.

(a)           Audit Fees

Fiscal Year Ended December 31, 2024	$193,500
Fiscal Year Ended December 31, 2023	$158,500

(b)           Audit-Related Fees

Fiscal Year Ended December 31, 2024	$0
Fiscal Year Ended December 31, 2023	$0

(c)           Tax Fees (tax services rendered include preparation of tax returns)

Fiscal Year Ended December 31, 2024	$31,500
Fiscal Year Ended December 31, 2023	$26,500

(d)           All Other Fees

Fiscal Year Ended December 31, 2024	$0
Fiscal Year Ended December 31, 2023	$0

(e)	(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the Registrant, including services provided to any entity affiliated with the Registrant.

(2) No services described in paragraphs (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)            Not Applicable.

(g)	The following table indicates the non-audit fees billed by the Registrant’s accountant for services to the Registrant’s investment adviser (and any other controlling entity, etc. – not sub-adviser) for the last two fiscal years.
	Registrant	Investment Adviser
Fiscal Year Ended December 31, 2024	$31,500	$0
Fiscal Year Ended December 31, 2023	$26,500	$0

(h)           Not Applicable.

(i)            Not Applicable.

(j)       Not Applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	The Registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. Michael W. Clark, Peyton T. Muldoon, James R. Pierce, Jr., and Leslie Barrett are members of the Registrant’s audit committee.

(b)       Not Applicable

Item 6. Investments.

(a)	The complete schedule of investments is included in the Financial Statements filed under Item 7 of this Form N-CSR.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-Ended Management Investment Companies.

Financial Statements and
Other Important Information

For the Year Ended December 31, 2024

Sprott Gold Miners ETF (NYSE Arca: SGDM)

Sprott Junior Gold Miners ETF (NYSE Arca: SGDJ)

Sprott Critical Materials ETF (Nasdaq: SETM) (Formerly Sprott Energy Transition Materials ETF)

Sprott Lithium Miners ETF (Nasdaq: LITP)

Sprott Uranium Miners ETF (NYSE Arca: URNM)

Sprott Junior Uranium Miners ETF (Nasdaq: URNJ)

Sprott Junior Copper Miners ETF (Nasdaq: COPJ)

Sprott Nickel Miners ETF (Nasdaq: NIKL)

Sprott Copper Miners ETF (Nasdaq: COPP)

Table of Contents

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Sprott Gold Miners ETF

Schedule of Investments	December 31, 2024

Security Description	Shares	Value
COMMON STOCKS (100.05%)
Gold Mining (96.40%)
Agnico Eagle Mines, Ltd.	437,296	$34,212,187
Alamos Gold, Inc., Class A(a)	666,648	12,299,214
Anglogold Ashanti PLC	43,147	995,833
Artemis Gold, Inc.(b)	104,540	999,983
B2Gold Corp.(a)	408,224	999,651
Barrick Gold Corp.(a)	805,254	12,486,773
Centerra Gold, Inc.	1,449,945	8,251,104
Coeur Mining, Inc.(b)	163,825	937,079
Dundee Precious Metals, Inc.	948,238	8,602,055
Eldorado Gold Corp.(a)(b)	67,456	1,003,311
Endeavour Mining PLC(a)	57,659	1,044,918
Equinox Gold Corp.(a)(b)	194,264	978,449
Franco-Nevada Corp.	80,336	9,440,577
Gold Fields, Ltd., Sponsored ADR	143,383	1,892,656
Harmony Gold Mining Co., Ltd., Sponsored ADR(a)	120,113	986,128
IAMGOLD Corp.(b)	201,476	1,041,404
K92 Mining, Inc.(b)	1,324,491	7,997,900
Kinross Gold Corp.	144,132	1,338,594
Lundin Gold, Inc.	520,370	11,099,199
New Gold, Inc.(b)	389,526	972,833
Newmont Corp.	623,287	23,198,742
Novagold Resources, Inc.(a)(b)	199,254	666,744
OceanaGold Corp.	3,153,711	8,731,970
Orla Mining, Ltd.(b)	1,580,549	8,752,423
Osisko Gold Royalties, Ltd.(a)	56,480	1,022,766
Royal Gold, Inc.	94,546	12,465,890
Sandstorm Gold, Ltd.(a)	191,376	1,070,411
Seabridge Gold, Inc.(b)	54,148	617,779
SSR Mining, Inc.(b)	1,160,665	8,106,770
Torex Gold Resources, Inc.(b)	459,180	9,046,560
Triple Flag Precious Metals Corp.	617,530	9,279,382
Wesdome Gold Mines, Ltd.(b)	904,234	8,121,090
Wheaton Precious Metals Corp.	436,093	24,546,443
Total Gold Mining		233,206,818

Silver Mining (3.65%)
Fortuna Mining Corp.(b)	1,827,923	7,846,036
Pan American Silver Corp.(a)	48,455	980,258
Total Silver Mining		8,826,294

TOTAL COMMON STOCKS (Cost $214,892,853)		242,033,112

1 | December 31, 2024

Sprott Gold Miners ETF

Schedule of Investments	December 31, 2024

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (1.10%)
Money Market Fund (0.01%)
State Street Institutional Treasury Plus Money Market Fund, Premier Class
(Cost $14,301)	4.42%	14,301	14,301

Investments Purchased with Collateral from Securities Loaned (1.09%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.46%
(Cost $2,647,813)		2,647,813	2,647,813

TOTAL SHORT TERM INVESTMENTS
(Cost $2,662,114)			$2,662,114

TOTAL INVESTMENTS (101.15%)
(Cost $217,554,967)			$244,695,226
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.15%)			(2,783,953)
NET ASSETS (100.00%)			$241,911,273

(a)	As of December 31, 2024, the security, or a portion of the security position was on loan. The total market value of securities on loan was $2,563,718. The loaned securities were secured with cash collateral of $2,647,813 and non-cash collateral with the value of $17,772. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at or in an account in the name of the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

(b)	Non-income producing security.

See Notes to Financial Statements.

2 | December 31, 2024

Sprott Junior Gold Miners ETF

Schedule of Investments	December 31, 2024

Security Description	Shares	Value
COMMON STOCKS (99.25%)
Diversified Metals & Mining (9.69%)
Bumi Resources Minerals Tbk PT(a)	505,935,400	$10,876,275

Gold Mining (85.26%)
Artemis Gold, Inc.(a)	670,369	6,412,448
Bellevue Gold, Ltd.(a)(b)	3,941,884	2,744,807
Calibre Mining Corp.(a)	3,371,087	5,042,149
Capricorn Metals, Ltd.(a)	211,552	822,304
Centerra Gold, Inc.	727,492	4,139,890
De Grey Mining, Ltd.(a)(b)	6,594,977	7,204,658
Dundee Precious Metals, Inc.(b)	82,607	749,379
Emerald Resources NL(a)(b)	2,067,928	4,159,816
Firefinch, Ltd.(a)(b)(c)	6,635,363	410,696
Genesis Minerals, Ltd.(a)(b)	539,374	824,598
Gold Road Resources, Ltd.	5,072,148	6,435,780
Greatland Gold PLC(a)	8,265,851	658,131
Hochschild Mining PLC(a)	335,276	898,222
Integra Resources Corp.(a)(b)	10,009	8,634
K92 Mining, Inc.(a)	823,505	4,972,711
McEwen Mining, Inc.(a)	514,119	3,999,846
New Gold, Inc.(a)	2,226,574	5,560,820
Novagold Resources, Inc.(a)	204,560	681,185
OceanaGold Corp.	286,552	793,403
Orla Mining, Ltd.(a)(b)	1,107,846	6,134,790
Pan African Resources PLC	2,069,765	890,051
Ramelius Resources, Ltd.	510,121	653,580
Regis Resources, Ltd.(a)	495,768	782,481
Resolute Mining, Ltd.(a)	2,085,405	509,851
Seabridge Gold, Inc.(a)(b)	378,970	4,324,048
Skeena Resources, Ltd.(a)	129,473	1,125,891
SSR Mining, Inc.(a)	1,011,720	7,066,450
Torex Gold Resources, Inc.(a)	42,677	840,803
Vault Minerals, Ltd.(a)	18,889,911	3,858,329
Victoria Gold Corp./Vancouver(a)(b)(c)	968,690	7
Wesdome Gold Mines, Ltd.(a)	616,557	5,537,411
West African Resources, Ltd.(a)	678,807	602,912
Westgold Resources, Ltd.(b)	3,891,321	6,816,146
Total Gold Mining		95,662,227

Silver Mining (4.30%)
Endeavour Silver Corp.(a)(b)	190,809	699,547
Fortuna Mining Corp.(a)	961,562	4,127,335
Total Silver Mining		4,826,882

TOTAL COMMON STOCKS
(Cost $105,612,666)		111,365,384

3 | December 31, 2024

Sprott Junior Gold Miners ETF

Schedule of Investments	December 31, 2024

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (4.51%)
Money Market Fund (0.01%)
State Street Institutional Treasury Plus Money Market Fund, Premier Class
(Cost $13,284)	4.42%	13,284	$13,284

Investments Purchased with Collateral from Securities Loaned (4.50%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.46%
(Cost $5,042,503)		5,042,503	5,042,503

TOTAL SHORT TERM INVESTMENTS
(Cost $5,055,787)			$5,055,787

TOTAL INVESTMENTS (103.76%)
(Cost $110,668,453)			$116,421,171
LIABILITIES IN EXCESS OF OTHER ASSETS (-3.76%)			(4,213,694)
NET ASSETS (100.00%)			$112,207,477

(a)	Non-income producing security.

(b)	As of December 31, 2024, the security, or a portion of the security position was on loan. The total market value of securities on loan was $5,351,447. The loaned securities were secured with cash collateral of $5,042,503 and non-cash collateral with the value of $624,017. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at or in an account in the name of the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

(c)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 securities under the fair value hierarchy.

See Notes to Financial Statements.

4 | December 31, 2024

Sprott Critical Materials ETF

Schedule of Investments	December 31, 2024

Security Description	Shares	Value
COMMON STOCKS (99.53%)
Coal & Consumable Fuels (24.06%)
Bannerman Energy, Ltd.(a)	35,204	$63,190
Boss Energy, Ltd.(a)(b)	81,313	122,299
Cameco Corp.	28,343	1,456,546
CGN Mining Co., Ltd.(b)	1,259,950	264,428
Deep Yellow, Ltd.(a)	207,105	144,211
Denison Mines Corp.(a)	417,164	750,895
Encore Energy Corp.(a)	76,686	258,741
Energy Fuels, Inc.(a)(b)	92,166	472,812
IsoEnergy, Ltd.(a)	30,116	54,263
Lotus Resources, Ltd.(a)(b)	381,703	47,251
NAC Kazatomprom JSC, GDR(c)	29,958	1,130,915
NexGen Energy, Ltd.(a)	124,921	824,479
Paladin Energy, Ltd.(a)(b)	70,882	331,675
Peninsula Energy, Ltd.(a)(b)	36,403	28,390
Uranium Energy Corp.(a)	177,818	1,189,601
Uranium Royalty Corp.(a)	23,105	50,600
Ur-Energy, Inc.(a)	173,777	199,844
Total Coal & Consumable Fuels		7,390,140

Copper Mining (17.93%)
Aeris Resources, Ltd.(a)(b)	33,606	3,640
Amman Mineral Internasional PT(a)	809,350	426,172
Antofagasta PLC	35,026	697,196
Atalaya Mining PLC(b)	7,986	35,891
Capstone Copper Corp.(a)	63,300	391,483
Central Asia Metals PLC	9,205	18,092
ERO Copper Corp.(a)	4,324	58,297
First Quantum Minerals, Ltd.(a)	50,691	653,452
Freeport-McMoRan, Inc.	38,135	1,452,180
Hindustan Copper, Ltd.	30,280	87,695
Jinchuan Group International Resources Co., Ltd.	242,600	16,243
KGHM Polska Miedz SA	10,766	299,765
Lundin Mining Corp.(b)	51,237	440,921
MAC Copper, Ltd.(a)	2,822	29,970
Sandfire Resources, Ltd.(a)	18,710	107,468
SolGold PLC(a)(b)	94,020	8,145
Southern Copper Corp.	7,851	715,462
Taseko Mines, Ltd.(a)	33,144	64,299
Total Copper Mining		5,506,371

Diversified Metals & Mining (36.26%)
American Battery Technology Co.(a)	24,538	60,363
Americas Gold & Silver Corp.(a)	95,400	35,861
Arafura Rare Earths, Ltd.(a)(b)	1,260,966	89,755
Core Lithium, Ltd.(a)(b)	1,282,417	70,644
Eramet SA(b)	6,282	352,366
Galan Lithium, Ltd.(a)	219,615	19,030
Global Atomic Corp.(a)	62,165	33,732
Hudbay Minerals, Inc.	27,928	226,217
IGO, Ltd.	317,742	938,098
ioneer, Ltd.(a)(b)	580,887	57,526
Ivanhoe Electric, Inc. / US(a)	4,334	32,722
Ivanhoe Mines, Ltd.(a)	41,596	493,671
Jupiter Mines, Ltd.	943,656	84,691

5 | December 31, 2024

Sprott Critical Materials ETF

Schedule of Investments	December 31, 2024

Security Description	Shares	Value
Diversified Metals & Mining (continued)
Kodal Minerals PLC(a)	2,656,681	$15,133
Leo Lithium, Ltd.(a)(d)	23,792	6,038
Lifezone Metals, Ltd.(a)	13,475	93,651
Liontown Resources, Ltd.(a)(b)	493,615	160,400
Lithium Americas Argentina Corp.(a)	44,040	115,385
Lithium Americas Corp.(a)	56,182	166,861
Lynas Rare Earths, Ltd.(a)(b)	376,484	1,498,348
Merdeka Battery Materials Tbk PT(a)	11,037,600	314,086
Meteoric Resources NL(a)(b)	1,292,491	67,999
MMG, Ltd.(a)	355,920	117,316
MP Materials Corp.(a)	80,028	1,248,437
NGEx Minerals, Ltd.(a)	7,521	70,164
Nickel Industries, Ltd.	820,330	418,888
Northern Dynasty Minerals, Ltd.(a)	30,034	17,465
Panoramic Resources, Ltd.(a)(b)(d)	132,202	818
Patriot Battery Metals, Inc.(a)	178,131	44,653
Piedmont Lithium, Inc.(a)	5,095	44,530
Pilbara Minerals, Ltd.(a)	1,083,030	1,468,046
Renascor Resources, Ltd.(a)(b)	838,067	32,161
Sayona Mining, Ltd.(a)(b)	6,633,227	110,852
Sigma Lithium Corp.(a)(b)	37,935	425,631
Solaris Resources, Inc.(a)(b)	5,812	18,033
Standard Lithium, Ltd.(a)	47,598	69,493
Syrah Resources, Ltd.(a)(b)	409,435	51,951
Talga Group, Ltd.(a)(b)	141,500	38,536
Teck Resources, Ltd., Class B	31,400	1,272,642
Trilogy Metals, Inc.(a)	7,200	8,352
Trimegah Bangun Persada Tbk PT	2,704,400	126,861
Vale Indonesia Tbk PT(a)	1,459,450	328,252
Vizsla Silver Corp.(a)(b)	91,894	157,139
Vulcan Energy Resources, Ltd.(a)(b)	40,001	132,459
Total Diversified Metals & Mining		11,135,256

Fertilizers & Agricultural Chemicals (5.20%)
Sociedad Quimica y Minera de Chile SA, ADR(b)	43,865	1,594,931

Gold Mining (0.57%)
Cia de Minas Buenaventura SAA, ADR	13,570	156,326
FireFly Metals, Ltd.(a)	31,506	18,038
Total Gold Mining		174,364

Precious Metals & Minerals Mining (0.22%)
Atlas Lithium Corp.(a)	2,678	16,952
Avino Silver & Gold Mines, Ltd.(a)	54,086	47,650
Total Precious Metals & Minerals Mining		64,602

Silver Mining (7.74%)
Aya Gold & Silver, Inc.(a)	79,211	591,830
Endeavour Silver Corp.(a)	108,276	396,290
Gatos Silver, Inc.(a)	20,857	291,581
GoGold Resources, Inc.(a)	108,641	83,893
MAG Silver Corp.(a)	48,385	658,036
New Pacific Metals Corp.(a)	31,065	36,657
Silver Mines, Ltd.(a)	497,207	24,004

6 | December 31, 2024

Sprott Critical Materials ETF

Schedule of Investments	December 31, 2024

Security Description	Shares	Value
Silver Mining (continued)
Silvercorp Metals, Inc.(b)	98,640	$295,920
Total Silver Mining		2,378,211

Specialty Chemicals (6.99%)
Albemarle Corp.	15,670	1,348,874
Ganfeng Lithium Group Co., Ltd.(b)(c)(e)	221,900	574,275
Tianqi Lithium Corp.	72,550	224,656
Total Specialty Chemicals		2,147,805

Steel Mining (0.56%)
MOIL, Ltd.	44,720	173,027

TOTAL COMMON STOCKS
(Cost $34,183,326)		30,564,707

Security Description	Shares	Value
EXCHANGE TRADED FUND (0.34%)
iShares MSCI South Korea ETF(b)	2,050	$104,325

TOTAL EXCHANGE TRADED FUND
(Cost $107,312)		104,325

RIGHTS (0.00%)
Diversified Metals & Mining (0.00%)
Talga Group, Ltd. (Expiring 9/13/2025), Strike Price AUD $0.55(b)(d)	10,905	–

TOTAL RIGHTS
(Cost $–)		–

7 | December 31, 2024

Sprott Critical Materials ETF

Schedule of Investments	December 31, 2024

	Shares	Value
SHORT TERM INVESTMENTS (4.98%)
Investments Purchased with Collateral from Securities Loaned (4.98%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.46%
(Cost $1,530,301)	1,530,301	1,530,301

TOTAL SHORT TERM INVESTMENTS
(Cost $1,530,301)		$1,530,301

TOTAL INVESTMENTS (104.85%)
(Cost $35,820,939)		$32,199,333
LIABILITIES IN EXCESS OF OTHER ASSETS (-4.85%)		(1,489,882)
NET ASSETS (100.00%)		$30,709,451

(a)	Non-income producing security.

(b)	As of December 31, 2024, the security, or a portion of the security position was on loan. The total market value of securities on loan was $2,524,108. The loaned securities were secured with cash collateral of $1,530,301 and non-cash collateral with the value of $1,130,729. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at or in an account in the name of the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of December 31, 2024, the market value of those securities was $1,705,190, representing 5.55% of net assets.

(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 securities under the fair value hierarchy.

(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2024, the aggregate market value of those securities was $574,275, representing 1.87% of net assets.

See Notes to Financial Statements.

8 | December 31, 2024

Sprott Lithium Miners ETF

Schedule of Investments	December 31, 2024

Security Description	Shares	Value
COMMON STOCKS (99.19%)
Diversified Metals & Mining (66.79%)
American Lithium Corp.(a)(b)	129,957	$49,724
Anson Resources, Ltd.(a)	525,289	22,759
Argosy Minerals, Ltd.(a)(b)	1,018,796	17,972
Atlantic Lithium, Ltd.(a)(b)	147,311	31,259
Core Lithium, Ltd.(a)(b)	1,452,112	79,992
Critical Elements Lithium Corp.(a)(b)	74,786	20,811
Critical Metals Corp.(a)	15,348	104,213
Delta Lithium, Ltd.(a)	176,981	18,622
E3 Lithium, Ltd.(a)	27,331	17,683
Galan Lithium, Ltd.(a)	268,973	23,307
IGO, Ltd.	225,305	665,189
ioneer, Ltd.(a)(b)	1,245,003	123,295
Kairos Gold, Inc.(a)(c)	4,531	371
Kodal Minerals PLC(a)	4,537,138	25,844
Lake Resources NL(a)(b)	764,054	19,862
Leo Lithium, Ltd.(a)(c)	117,442	29,803
Li-FT Power, Ltd.(a)	9,626	17,076
Liontown Resources, Ltd.(a)(b)	729,153	236,937
Lithium Americas Argentina Corp.(a)	99,883	261,693
Lithium Americas Corp.(a)	86,865	257,989
Lithium Ionic Corp.(a)(b)	34,276	18,838
Mineral Resources, Ltd.	14,127	299,479
Patriot Battery Metals, Inc.(a)	95,912	233,533
Piedmont Lithium, Inc.(a)(b)	11,445	100,029
Pilbara Minerals, Ltd.(a)	457,140	619,653
Savannah Resources PLC(a)	425,412	23,167
Sayona Mining, Ltd.(a)(b)	7,821,784	130,715
Sigma Lithium Corp.(a)	25,190	282,632
Standard Lithium, Ltd.(a)(b)	107,739	157,299
Surge Battery Metals, Inc.(a)	83,795	21,277
Vulcan Energy Resources, Ltd.(a)(b)	74,960	248,221
Winsome Resources, Ltd.(a)	76,381	20,565
Total Diversified Metals & Mining		4,179,809

Fertilizers & Agricultural Chemicals (10.76%)
Sociedad Quimica y Minera de Chile SA, ADR	18,517	673,278

Gold Mining (0.01%)
Brunswick Exploration, Inc.(a)	3,541	394

Precious Metals & Minerals (0.32%)
Atlas Lithium Corp.(a)(b)	3,138	19,864

Specialty Chemicals (21.31%)
Albemarle Corp.	6,594	567,612
Ganfeng Lithium Group Co., Ltd.(b)(d)(e)	197,500	511,128
Tianqi Lithium Corp.	82,300	254,848
Total Specialty Chemicals		1,333,588

TOTAL COMMON STOCKS
(Cost $9,381,162)		6,206,933

9 | December 31, 2024

Sprott Lithium Miners ETF

Schedule of Investments	December 31, 2024

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (3.94%)
Money Market Fund (0.06%)
State Street Institutional Treasury Plus Money Market Fund, Premier Class
(Cost $3,490)	4.42%	3,490	$3,490

Investments Purchased with Collateral from Securities Loaned (3.88%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.46%
(Cost $242,934)		242,934	242,934

TOTAL SHORT TERM INVESTMENTS
(Cost $246,424)			$246,424

TOTAL INVESTMENTS (103.13%)
(Cost $9,627,586)			$6,453,357
LIABILITIES IN EXCESS OF OTHER ASSETS (-3.13%)			(195,979)
NET ASSETS (100.00%)			$6,257,378

(a)	Non-income producing security.

(b)	As of December 31, 2024, the security, or a portion of the security position was on loan. The total market value of securities on loan was $898,604. The loaned securities were secured with cash collateral of $242,934 and non-cash collateral with the value of $749,228. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at or in an account in the name of the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

(c)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 securities under the fair value hierarchy.

(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2024, the aggregate market value of those securities was $511,128, representing 8.17% of net assets.

(e)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of December 31, 2024, the market value of those securities was $511,128, representing 8.17% of net assets.

See Notes to Financial Statements.

10 | December 31, 2024

Sprott Uranium Miners ETF

Schedule of Investments	December 31, 2024

Security Description	Shares	Value
CLOSED END FUND (11.84%)
Sprott Physical Uranium Trust(a),(b)	9,968,477	$172,399,971

TOTAL CLOSED END FUND
(Cost $136,687,017)		172,399,971

Security Description	Shares	Value
COMMON STOCKS (84.86%)
Coal & Consumable Fuels (84.14%)
Alligator Energy, Ltd.(a),(b)	238,286,035	5,014,561
Anfield Energy, Inc.(a),(b)	97,560,688	5,769,007
Atha Energy Corp.(a),(b)(c)	17,361,008	6,763,480
Aura Energy, Ltd.(a),(b)(c)	52,569,654	4,067,247
Bannerman Energy, Ltd.(a),(b)(c)	11,160,477	20,032,546
Berkeley Energia, Ltd.(a),(b)	28,128,334	5,458,120
Boss Energy, Ltd.(a),(b)(c)	26,043,243	39,170,286
Cameco Corp.(c)	5,120,675	263,151,487
CanAlaska Uranium, Ltd.(a),(b)(c)	10,206,286	4,828,185
CGN Mining Co., Ltd.(c)	375,805,300	78,870,895
Deep Yellow, Ltd.(a),(b)(c)	61,195,181	42,611,336
Denison Mines Corp.(a)(c)	38,376,847	69,078,325
Elevate Uranium, Ltd.(a)(c)	19,033,404	3,121,891
Encore Energy Corp.(a),(b)(c)	11,510,995	38,838,447
Energy Fuels, Inc.(a),(b)(c)	10,382,148	53,260,419
F3 Uranium Corp.(a),(b)(c)	29,621,703	4,945,709
Forsys Metals Corp.(a),(b)(c)	11,900,529	5,464,085
GoviEx Uranium, Inc.(a),(b)	92,426,022	3,214,930
IsoEnergy, Ltd.(a),(b)(c)	11,149,579	20,089,332
Laramide Resources, Ltd.(a),(b)(c)	15,314,294	6,818,427
Lotus Resources, Ltd.(a)(c)	116,548,235	14,427,501
Mega Uranium, Ltd.(a),(b)(c)	23,413,093	5,375,019
NAC Kazatomprom JSC, GDR(d)	5,667,417	213,944,991
NexGen Energy, Ltd.(a)(c)	10,648,530	70,280,298
Paladin Energy, Ltd.(a)(c)	14,861,692	69,541,726
Peninsula Energy, Ltd.(a),(b)(c)	9,624,599	7,506,001
Skyharbour Resources, Ltd.(a),(b)	14,889,427	3,832,542
Uranium Energy Corp.(a)	10,222,086	68,385,755
Uranium Royalty Corp.(a)(c)	4,601,094	10,082,748
Ur-Energy, Inc.(a),(b)(c)	23,220,620	26,703,713
Western Uranium & Vanadium Corp.(a),(b)(c)	3,782,027	2,578,445
Yellow Cake PLC(a)(c)(d)(e)	8,206,515	51,347,866
Total Coal & Consumable Fuels		1,224,575,320

Diversified Metals & Mining (0.54%)
Global Atomic Corp.(a),(b)(c)	14,401,623	7,814,718

Electronic Equipment & Instruments (0.18%)
Premier American Uranium, Inc.(a),(b)(c)	2,637,859	2,642,539

Machinery-Construction & Mining (–%)
F4 Uranium Corp.(a)(c)(f)	2,532,806	0

TOTAL COMMON STOCKS
(Cost $1,225,821,365)		1,235,032,577

11 | December 31, 2024

Sprott Uranium Miners ETF

Schedule of Investments	December 31, 2024

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (7.29%)
Money Market Fund (0.06%)
State Street Institutional Treasury Plus Money Market Fund, Premier Class
(Cost $927,677)	4.42%	927,677	927,677

Investments Purchased with Collateral from Securities Loaned (7.23%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.46%
(Cost $105,192,901)		105,192,901	105,192,901

TOTAL SHORT TERM INVESTMENTS
(Cost $106,120,578)			$106,120,578

TOTAL INVESTMENTS (103.99%)
(Cost $1,468,628,960)			$1,513,553,126
LIABILITIES IN EXCESS OF OTHER ASSETS (-3.99%)			(58,142,395)
NET ASSETS (100.00%)			$1,455,410,731

(a)	Non-income producing security.

(b)	Affiliate of the Fund. See table below (Affiliated Investments).

(c)	As of December 31, 2024, the security, or a portion of the security position is currently on loan. The total market value of securities on loan was $232,462,392. The loaned securities were secured with cash collateral of $105,192,901 and non-cash collateral with the value of $142,889,728. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at or in an account in the name of the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

(d)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of December 31, 2024, the market value of those securities was $265,292,857, representing 18.23% of net assets.

(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2024, the aggregate market value of those securities was $51,347,866, representing 3.53% of net assets.

(f)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 securities under the fair value hierarchy.

12 | December 31, 2024

Sprott Uranium Miners ETF
Schedule of Investments	December 31, 2024

AFFILIATED INVESTMENTS

Security Name	Shares as of January 1, 2024	Market Value as of January 1, 2024	Purchases (Shares)	Purchases (Cost)	Purchases In-Kind (Shares)	Purchases In-Kind (Cost)	Sales (Shares)		Sales (Proceeds)	Sales In-Kind (Shares)	Sales In-Kind (Proceeds)	Change in Unrealized Gain/(Loss)	Realized Gain/(Loss)	Market Value as of December 31, 2024	Shares as of December 31, 2024	Dividends
Closed End Fund
Sprott Physical
Uranium Trust(a)	11,440,666	$244,000,771	315,000	$5,995,888	1,715,640	$36,174,682	(1,735,300)		$(34,463,375)	(1,767,529)	$(35,799,531)	$(57,522,625)	$14,014,161	$172,399,971	9,968,477	$–
Common Stock
Coal & Consumable Fuels
Alligator Energy, Ltd.(a)	218,804,851	8,797,164	17,869,300	648,486	36,240,679	1,373,445	–		–	(34,628,795)	(1,236,328)	(4,854,275)	286,069	5,014,561	238,286,035	–
Anfield Energy, Inc.(a)	–	–	91,496,873	6,534,615	8,463,437	522,897	–		–	(2,399,622)	(121,975)	(1,173,798)	7,268	5,769,007	97,560,688	–
Atha Energy Corp.(a)(c)	–	–	16,649,000	9,405,813	1,273,621	656,520	(247,500)		(111,535)	(314,113)	(131,234)	(3,013,459)	(42,625)	6,763,480	17,361,008	–
Aura Energy, Ltd.(a)(c)	40,495,271	7,312,804	15,336,031	1,779,813	6,284,838	799,694	(3,077,700)		(330,788)	(6,468,786)	(884,106)	(4,131,927)	(478,243)	4,067,247	52,569,654	–
Bannerman Energy, Ltd.(a)(c)	9,870,000	18,092,691	2,139,596	4,698,899	1,497,885	3,419,998	(795,100)		(1,906,991)	(1,551,904)	(3,134,223)	(2,199,838)	1,062,010	20,032,546	11,160,477	–
Baselode Energy Corp.(a)(d)	12,938,248	4,052,204	6,343,500	1,604,771	2,756,565	592,207	(20,062,628)		(1,574,270)	(1,975,685)	(465,743)	2,808,243	(7,017,412)	–	–	–
Berkeley Energia, Ltd.(a)	27,696,704	4,942,499	535,462	100,455	4,592,171	1,020,631	(260,717)		(58,884)	(4,435,286)	(835,407)	461,977	(173,151)	5,458,120	28,128,334	–
Boss Energy, Ltd.(a)(c)	23,048,583	63,296,982	3,722,600	10,471,166	3,931,465	11,458,547	(955,000)		(2,610,902)	(3,704,405)	(10,762,023)	(37,368,198)	4,684,714	39,170,286	26,043,243	–
CanAlaska Uranium, Ltd.(a)(c)	14,124,180	3,997,259	–	–	1,781,645	814,706	(3,613,125)		(1,686,790)	(2,086,414)	(910,544)	2,555,440	58,114	4,828,185	10,206,286	–
CGN Mining Co., Ltd.(c)(d)	461,135,300	101,575,554	32,750,000	7,950,813	48,060,000	12,260,020	(97,490,000)		(21,380,885)	(68,650,000)	(16,256,244)	(12,574,591)	7,296,228	78,870,895	375,805,300	149,616
Deep Yellow, Ltd.(a)(c)	49,597,508	36,840,039	17,153,842	16,383,825	7,679,682	7,084,247	(5,364,200)		(4,654,338)	(7,871,651)	(6,511,597)	(9,373,040)	2,842,200	42,611,336	61,195,181	–
Elevate Uranium, Ltd. (a)(c)(d)	18,330,820	5,558,731	800,000	221,320	2,944,730	894,693	(155,300)		(48,052)	(2,886,846)	(852,047)	(2,715,349)	62,595	3,121,891	19,033,404	–
Encore Energy Corp.(a)(c)	9,440,584	37,119,688	1,995,600	8,317,332	1,593,218	6,773,926	–		–	(1,518,407)	(5,998,195)	(9,520,147)	2,145,843	38,838,447	11,510,995	–
Energy Fuels, Inc.(a)(c)	8,313,990	59,777,588	2,463,150	14,845,697	1,503,619	9,355,872	(532,900)		(3,186,093)	(1,365,711)	(8,486,251)	(17,917,751)	(1,128,643)	53,260,419	10,382,148	–
F3 Uranium Corp.(a)(c)	24,450,761	7,381,083	4,873,750	1,264,359	4,265,087	1,151,145	–		–	(3,967,895)	(1,137,669)	(3,794,088)	80,879	4,945,709	29,621,703	–
Fission Uranium Corp.(a)(d)	47,351,140	38,594,190	9,884,700	7,526,622	7,407,204	5,951,899	(57,374,512	)(e)	(41,621,599)	(7,268,532)	(5,531,667)	(6,171,045)	1,251,600	–	–	–
Forsys Metals Corp.(a)(c)	12,744,170	7,309,588	799,000	490,543	1,907,062	1,194,862	(1,576,300)		(917,662)	(1,973,403)	(1,291,054)	(1,513,784)	191,592	5,464,085	11,900,529	–
GoviEx Uranium, Inc.(a)	47,259,917	5,349,977	53,173,200	4,809,427	7,929,588	671,601	(7,925,000)		(493,526)	(8,011,683)	(810,581)	(3,826,063)	(2,485,905)	3,214,930	92,426,022	–
IsoEnergy, Ltd.(a)(c)	10,549,289	29,377,666	957,507	2,457,672	1,660,679	4,790,107	(360,300)		(967,438)	(1,657,596)	(4,632,841)	(11,220,550)	284,716	20,089,332	11,149,579	–
Laramide Resources, Ltd.(a)(c)	14,443,406	7,303,183	2,294,500	1,205,033	2,251,412	1,208,704	(1,361,000)		(643,240)	(2,314,024)	(1,295,259)	(1,033,766)	73,772	6,818,427	15,314,294	–
Lotus Resources, Ltd.(a)(c)(d)	88,134,006	17,116,781	26,648,300	6,328,415	16,546,135	3,795,077	(200,000)		(48,961)	(14,580,206)	(3,109,186)	(10,710,670)	1,056,045	14,427,501	116,548,235	–
Mega Uranium, Ltd.(a)(c)	24,595,354	7,610,351	1,718,673	425,883	3,562,258	1,009,672	(2,797,500)		(720,494)	(3,665,692)	(1,032,638)	(2,124,342)	206,587	5,375,019	23,413,093	–
Peninsula Energy, Ltd.(a)(c)	84,532,550	6,048,490	103,111,020	7,564,155	20,471,241	1,405,685	(185,255,167	)(b)	–	(13,235,045)	(1,040,106)	(6,457,713)	(14,510)	7,506,001	9,624,599	–
Skyharbour Resources, Ltd.(a)	12,679,242	4,449,528	2,141,478	754,530	2,341,285	783,995	(198,000)		(50,801)	(2,074,578)	(666,178)	(1,355,512)	(83,020)	3,832,542	14,889,427	–
Toro Energy, Ltd.(a)(d)	11,872,289	3,802,472	6,698,845	2,165,376	2,486,566	650,388	(19,186,305)		(3,085,983)	(1,871,395)	(486,224)	3,528,323	(6,574,352)	–	–	–
Ur-Energy, Inc.(a)(c)	17,169,214	26,440,590	6,713,900	8,021,692	2,784,684	4,222,112	(666,000)		(1,063,784)	(2,781,178)	(4,233,821)	(7,775,162)	1,092,086	26,703,713	23,220,620	–
Western Uranium & Vanadium Corp.(a)(c)	3,706,708	4,475,856	122,000	168,528	499,571	721,005	(46,477)		(63,109)	(499,775)	(656,624)	(2,295,626)	228,415	2,578,445	3,782,027	–
Diversified Metals & Mining
Core Nickel Corp.(a)(d)	3,145,958	237,422	–	–	104,776	8,182	(2,941,551)		(109,001)	(309,183)	(16,746)	1,229	(121,086)	–	–	–
Global Atomic Corp.(a)(c)	13,224,528	27,745,510	2,451,200	2,574,658	2,001,979	3,289,512	(1,210,400)		(2,027,617)	(2,065,684)	(4,239,351)	(18,406,722)	(1,121,272)	7,814,718	14,401,623	–
Electronic Equipment & Instruments
Premier American Uranium, Inc.(a)(c)	298,124	337,486	2,121,900	3,949,320	328,033	511,837	–		–	(110,198)	(139,935)	(2,121,897)	105,728	2,642,539	2,637,859	–
		$788,944,147		$138,665,106		$124,567,868			$(123,826,118)		$(122,705,328)	$(231,816,726)	$17,790,403	$591,619,352		$149,616

Securities no longer affiliated as of December 31, 2024												(8,378,489)		$96,420,287
Securities affiliated as of December 31, 2024												(240,195,215)		$495,199,065

(a)	Non-income producing security.
(b)	Includes effect of a reverse split (1:20) effective November 24, 2024.
(c)	As of December 31, 2024, the security, or a portion of the security position is currently on loan.
(d)	Security is no longer an affiliated company at as of December 31, 2024.
(e)	Includes effect of a merger (1: 0.1076) effective December 27, 2024.

See Notes to Financial Statements.

13 | December 31, 2024

Sprott Junior Uranium Miners ETF

Schedule of Investments	December 31, 2024

Security Description	Shares	Value
COMMON STOCKS (98.69%)
Coal & Consumable Fuels (96.70%)
Alligator Energy, Ltd.(a)	99,192,657	$2,087,439
Anfield Energy, Inc.(a)	3,000,000	177,397
Atha Energy Corp.(a)(b)	7,220,282	2,812,869
Aura Energy, Ltd.(a)	14,531,732	1,124,302
Bannerman Energy, Ltd.(a)	3,785,553	6,794,895
Berkeley Energia, Ltd.(a)	9,313,285	1,815,804
Boss Energy, Ltd.(a)(b)	7,707,988	11,593,183
CanAlaska Uranium, Ltd.(a)	4,298,494	2,033,445
CGN Mining Co., Ltd.(b)	55,543,800	11,657,071
Deep Yellow, Ltd.(a)(b)	17,006,553	11,841,977
Denison Mines Corp.(a)	14,566,157	26,219,083
Elevate Uranium, Ltd.(a)(b)	9,190,768	1,507,485
Encore Energy Corp.(a)	3,474,453	11,722,910
Energy Fuels, Inc.(a)	1,874,587	9,616,631
F3 Uranium Corp.(a)	14,499,117	2,420,806
Forsys Metals Corp.(a)	3,843,749	1,764,844
GoviEx Uranium, Inc.(a)	22,855,279	794,994
IsoEnergy, Ltd.(a)	3,443,870	6,205,171
Laramide Resources, Ltd.(a)	6,800,856	3,027,965
Lotus Resources, Ltd.(a)	44,524,744	5,511,716
Mega Uranium, Ltd.(a)	10,948,044	2,513,378
NexGen Energy, Ltd.(a)	4,072,966	26,881,576
Nuclear Fuels, Inc.(a)	2,605,500	779,411
Paladin Energy, Ltd.(a)(b)	6,620,601	30,979,513
Peninsula Energy, Ltd.(a)(b)	4,212,913	3,285,553
Skyharbour Resources, Ltd.(a)	5,403,950	1,390,978
Uranium Energy Corp.(a)	4,136,323	27,672,001
Uranium Royalty Corp.(a)(b)	2,698,238	5,909,141
Ur-Energy, Inc.(a)(b)	10,162,269	11,686,609
Western Uranium & Vanadium Corp.(a)	1,423,574	970,540
Total Coal & Consumable Fuels		232,798,687

Diversified Metals & Mining (1.63%)
Global Atomic Corp.(a)	7,246,618	3,932,215

Electronic Equipment & Instruments (0.36%)
Premier American Uranium, Inc.(a)	869,700	871,243

Machinery-Construction & Mining (–%)
F4 Uranium Corp.(a)(c)	1,162,639	0

TOTAL COMMON STOCKS
(Cost $282,110,972)		237,602,145

14 | December 31, 2024

Sprott Junior Uranium Miners ETF

Schedule of Investments	December 31, 2024

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (8.29%)
Money Market Fund (0.63%)
State Street Institutional Treasury Plus Money Market Fund, Premier Class
(Cost $1,503,630)	4.42%	1,503,630	$1,503,630

Investments Purchased with Collateral from Securities Loaned (7.66%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.46%
(Cost $18,453,732)		18,453,732	18,453,732

TOTAL SHORT TERM INVESTMENTS
(Cost $19,957,362)			$19,957,362

TOTAL INVESTMENTS (106.98%)
(Cost $302,068,334)			$257,559,507
LIABILITIES IN EXCESS OF OTHER ASSETS (-6.98%)			(16,801,084)
NET ASSETS (100.00%)			$240,758,423

(a)	Non-income producing security.

(b)	As of December 31, 2024, the security, or a portion of the security position was on loan. The total market value of securities on loan was $27,467,151. The loaned securities were secured with cash collateral of $18,453,732 and non-cash collateral with the value of $10,920,579. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at or in an account in the name of the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

(c)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 securities under the fair value hierarchy.

See Notes to Financial Statements.

15 | December 31, 2024

Sprott Junior Copper Miners ETF

Schedule of Investments	December 31, 2024

Security Description	Shares	Value
COMMON STOCKS (99.72%)
Copper Mining (50.49%)
Aeris Resources, Ltd.(a)(b)	1,382,887	$149,789
Aldebaran Resources, Inc.(a)	278,961	368,726
Arizona Sonoran Copper Co., Inc.(a)	234,346	239,653
Atalaya Mining PLC(b)	137,025	615,831
Austral Resources Australia, Ltd.(a)(c)	65,607	6,497
Central Asia Metals PLC	300,352	590,334
China Daye Non-Ferrous Metals Mining, Ltd.(a)	13,614,000	84,138
Copper 360, Ltd.(a)	627,873	78,188
ERO Copper Corp.(a)	40,566	546,919
Faraday Copper Corp.(a)	416,458	214,393
Hillgrove Resources, Ltd.(a)	3,381,649	108,840
Hot Chili, Ltd.(a)	303,663	131,567
Imperial Metals Corp.(a)	160,445	203,144
Jinchuan Group International Resources Co., Ltd.	6,340,100	424,488
Koryx Copper, Inc.(a)	144,200	100,317
MAC Copper, Ltd.(a)	48,816	518,426
Marimaca Copper Corp.(a)	116,481	428,665
Sandfire Resources, Ltd.(a)	91,789	527,223
SolGold PLC(a)	3,874,332	335,637
Taseko Mines, Ltd.(a)	300,960	583,862
Total Copper Mining		6,256,637

Diversified Metals & Mining (45.20%)
29Metals, Ltd.(b)	453,204	68,725
AIC Mines, Ltd.(a)	1,051,839	221,352
Amerigo Resources, Ltd.	276,886	300,492
Asiamet Resources, Ltd.(a)	42,069	408
Caravel Minerals, Ltd.(a)	1,092,378	128,464
Carnaby Resources, Ltd.(a)	376,516	80,400
Copper Fox Metals, Inc.(a)(b)	540,784	94,053
Encounter Resources, Ltd.(a)	795,886	160,099
Entree Resources, Ltd.(a)	276,672	467,712
Gruvaktiebolaget Viscaria(a)	220,124	421,791
Ivanhoe Electric, Inc. / US(a)(b)	65,156	491,928
Midnight Sun Mining Corp.(a)	385,827	158,362
New World Resources, Ltd.(a)	3,005,187	33,481
NGEx Minerals, Ltd.(a)	69,201	645,578
Northern Dynasty Minerals, Ltd.(a)	1,239,633	720,846
Regulus Resources, Inc.(a)	241,143	343,903
Sierra Metals, Inc.(a)	393,885	230,174
Solaris Resources, Inc.(a)(b)	193,366	599,960
Trilogy Metals, Inc.(a)	296,762	344,244
Xanadu Mines, Ltd.(a)	2,904,587	88,092
Total Diversified Metals & Mining		5,600,064

Gold Mining (4.03%)
FireFly Metals, Ltd.(a)(b)	873,055	499,849

TOTAL COMMON STOCKS
(Cost $13,197,881)		12,356,550

16 | December 31, 2024

Sprott Junior Copper Miners ETF

Schedule of Investments	December 31, 2024

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (2.61%)
Money Market Fund (0.41%)
State Street Institutional Treasury Plus Money Market Fund, Premier Class
(Cost $50,091)	4.42%	50,091	$50,091

Investments Purchased with Collateral from Securities Loaned (2.20%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.46%
(Cost $272,910)		272,910	272,910

TOTAL SHORT TERM INVESTMENTS
(Cost $323,001)			$323,001

TOTAL INVESTMENTS (102.33%)
(Cost $13,520,882)			$12,679,551
LIABILITIES IN EXCESS OF OTHER ASSETS (-2.33%)			(288,340)
NET ASSETS (100.00%)			$12,391,211

(a)	Non-income producing security.

(b)	As of December 31, 2024, the security, or a portion of the security position was on loan. The total market value of securities on loan was $724,407. The loaned securities were secured with cash collateral of $272,910 and non-cash collateral with the value of $486,900. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at or in an account in the name of the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

(c)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 securities under the fair value hierarchy.

See Notes to Financial Statements.

17 | December 31, 2024

Sprott Nickel Miners ETF

Schedule of Investments	December 31, 2024

Security Description	Shares	Value
COMMON STOCKS (99.76%)
Diversified Metals & Mining (94.58%)
Adhi Kartiko Pratama PT(a)	3,523,400	$77,933
Canada Nickel Co., Inc.(a)	467,225	299,034
Centaurus Metals, Ltd.(a)	1,021,527	224,457
Eramet SA(b)	6,208	348,215
Global Ferronickel Holdings, Inc.(a)	7,037,000	126,519
IGO, Ltd.(b)	197,012	581,656
Lifezone Metals, Ltd.(a)	59,667	414,686
Magna Mining, Inc.(a)	365,454	345,763
Merdeka Battery Materials Tbk PT(a)	44,484,950	1,265,866
Nickel Asia Corp.	8,519,415	514,007
Nickel Industries, Ltd.	3,664,801	1,871,370
Pam Mineral Tbk PT	8,625,900	139,344
Panoramic Resources, Ltd.(a)(b)(c)	518,456	3,209
Power Nickel, Inc.(a)	522,610	389,017
Premium Resources, Ltd.(a)	467,818	141,571
Raiden Resources, Ltd.(a)(b)	9,448,810	64,332
Sherritt International Corp.(a)	1,150,895	128,104
Talon Metals Corp.(a)	2,274,710	142,422
Trimegah Bangun Persada Tbk PT	8,237,250	386,401
Vale Indonesia Tbk PT(a)	1,850,200	416,137
Xinjiang Xinxin Mining Industry Co., Ltd.	2,195,700	228,994
Total Diversified Metals & Mining		8,109,037

Gold Mining (4.42%)
Aneka Tambang Tbk	3,996,495	378,668

Non-Ferrous Metal (0.76%)
EV Nickel, Inc.(a)	241,161	65,430

TOTAL COMMON STOCKS
(Cost $10,870,817)		8,553,135

18 | December 31, 2024

Sprott Nickel Miners ETF

Schedule of Investments	December 31, 2024

	Shares	Value
SHORT TERM INVESTMENTS (8.60%)
Investments Purchased with Collateral from Securities Loaned (8.60%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.46%
(Cost $736,827)	736,827	736,827

TOTAL SHORT TERM INVESTMENTS
(Cost $736,827)		$736,827

TOTAL INVESTMENTS (108.36%)
(Cost $11,607,644)		$9,289,962
LIABILITIES IN EXCESS OF OTHER ASSETS (-8.36%)		(716,605)
NET ASSETS (100.00%)		$8,573,357

(a)	Non-income producing security.

(b)	As of December 31, 2024, the security, or a portion of the security position was on loan. The total market value of securities on loan was $726,108. The loaned securities were secured with cash collateral of $736,827 and non-cash collateral with the value of $43,104. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at or in an account in the name of the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

(c)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 securities under the fair value hierarchy.

See Notes to Financial Statements.

19 | December 31, 2024

Sprott Copper Miners ETF

Schedule of Investments	December 31, 2024

Security Description	Shares	Value
COMMON STOCKS (98.30%)
Copper Mining (67.09%)
Aeris Resources, Ltd.(a)(b)	210,216	$22,770
Aldebaran Resources, Inc.(a)	42,259	55,857
Amman Mineral Internasional PT(a)	2,202,200	1,159,593
Antofagasta PLC	57,799	1,150,495
Arizona Sonoran Copper Co., Inc.(a)	35,656	36,463
Atalaya Mining PLC(b)	25,195	113,234
Capstone Copper Corp.(a)(b)	200,191	1,238,094
Central Asia Metals PLC	57,317	112,655
China Daye Non-Ferrous Metals Mining, Ltd.(a)	2,069,200	12,788
Copper 360, Ltd.(a)	95,394	11,879
ERO Copper Corp.(a)	26,745	360,523
Faraday Copper Corp.(a)(b)	63,307	32,590
First Quantum Minerals, Ltd.(a)	88,309	1,138,381
Freeport-McMoRan, Inc.	143,032	5,446,658
Hillgrove Resources, Ltd.(a)	514,007	16,544
Hot Chili, Ltd.(a)	46,118	19,981
Imperial Metals Corp.(a)	24,432	30,934
Jinchuan Group International Resources Co., Ltd.	963,700	64,523
KGHM Polska Miedz SA	39,932	1,111,854
Lundin Mining Corp.(b)	127,560	1,097,720
MAC Copper, Ltd.(a)	17,489	185,733
Marimaca Copper Corp.(a)	17,722	65,219
Sandfire Resources, Ltd.(a)	117,259	673,519
Sociedad Minera Cerro Verde SAA	7,377	300,244
SolGold PLC(a)	588,879	51,015
Southern Copper Corp.	12,475	1,136,847
Taseko Mines, Ltd.(a)	106,709	207,015
Total Copper Mining		15,853,128

Diversified Metals & Mining (30.73%)
29Metals, Ltd.	68,850	10,441
AIC Mines, Ltd.(a)	151,991	31,985
Amerigo Resources, Ltd.	42,099	45,688
Caravel Minerals, Ltd.(a)	170,797	20,086
Carnaby Resources, Ltd.(a)	57,249	12,225
Encounter Resources, Ltd.(a)	121,007	24,342
Entree Resources, Ltd.(a)	42,000	71,001
Gruvaktiebolaget Viscaria(a)	32,207	61,713
Hudbay Minerals, Inc.	138,042	1,118,140
Ivanhoe Electric, Inc. / US(a)	27,015	203,963
Ivanhoe Mines, Ltd.(a)(b)	179,287	2,127,821
Midnight Sun Mining Corp.(a)	58,523	24,021
MMG, Ltd.(a)	1,402,400	462,251
New World Resources, Ltd.(a)	885,675	9,867
NGEx Minerals, Ltd.(a)	47,103	439,425
Northern Dynasty Minerals, Ltd.(a)	188,404	109,557
Sierra Metals, Inc.	59,871	34,987
Solaris Resources, Inc.(a)(b)	36,410	112,970
Teck Resources, Ltd., Class B	56,450	2,287,919
Trilogy Metals, Inc.(a)	45,118	52,337
Total Diversified Metals & Mining		7,260,739

20 | December 31, 2024

Sprott Copper Miners ETF

Schedule of Investments	December 31, 2024

Security Description	Shares	Value
Gold Mining (0.48%)
FireFly Metals, Ltd.(a)	197,517	$113,084

TOTAL COMMON STOCKS
(Cost $26,071,462)		23,226,951

Security Description	Shares	Value
EXCHANGE TRADED FUNDS (1.28%)
iShares MSCI India ETF	5,739	$302,101

TOTAL EXCHANGE TRADED FUNDS
(Cost $314,464)		302,101

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (5.37%)
Money Market Fund (0.05%)
State Street Institutional Treasury Plus Money Market Fund, Premier Class
(Cost $10,392)	4.42%	10,392	10,392

Investments Purchased with Collateral from Securities Loaned (5.32%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.46%
(Cost $1,256,617)		1,256,617	1,256,617

TOTAL SHORT TERM INVESTMENTS
(Cost $1,267,009)			$1,267,009

TOTAL INVESTMENTS (104.95%)
(Cost $27,652,935)			$24,796,061
LIABILITIES IN EXCESS OF OTHER ASSETS (-4.95%)			(1,169,083)
NET ASSETS (100.00%)			$23,626,978

(a)	Non-income producing security.

(b)	As of December 31, 2024, the security, or a portion of the security position was on loan. The total market value of securities on loan was $3,304,709. The loaned securities were secured with cash collateral of $1,256,617 and non-cash collateral with the value of $2,310,493. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at or in an account in the name of the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

See Notes to Financial Statements.

21 | December 31, 2024

Sprott ETFs

Statements of Assets and Liabilities	December 31, 2024

	Sprott Gold	Sprott Junior	Sprott Critical
	Miners ETF	Gold Miners ETF	Materials ETF
ASSETS:
Unaffiliated investments, at value	$244,695,226	$116,421,171	$32,199,333
Cash	–	–	70,033
Foreign currency, at value	1,542	150	14,307
Receivable for investments sold	326	931,258	–
Dividends and reclaim receivable	35,878	6,406	15,687
Total assets	244,732,972	117,358,985	32,299,360

LIABILITIES:
Payable for investments purchased	–	–	33,764
Payable for foreign capital gains tax	–	12,122	7,725
Payable to Adviser	79,667	25,421	18,119
Payable for collateral upon return of securities loaned	2,647,813	5,042,503	1,530,301
Administration fees payable	14,434	8,954	–
Professional fees payable	44,510	32,089	–
Transfer agent fees payable	2,250	2,250	–
Accrued expenses and other liabilities	33,025	28,169	–
Total liabilities	2,821,699	5,151,508	1,589,909
NET ASSETS	$241,911,273	$112,207,477	$30,709,451

NET ASSETS CONSIST OF:
Paid-in capital	$308,971,992	$172,225,896	$36,321,210
Total distributable earnings/(accumulated loss)	(67,060,719)	(60,018,419)	(5,611,759)
NET ASSETS	$241,911,273	$112,207,477	$30,709,451

UNAFFILIATED INVESTMENTS, AT COST	$217,554,967	$110,668,453	$35,820,939
FOREIGN CURRENCY, AT COST	$1,542	$150	$14,389

PRICING OF SHARES
Net Assets	$241,911,273	$112,207,477	$30,709,451
Shares of beneficial interest outstanding (unlimited number of shares authorized,
par value $0.01 per share)	8,700,000	3,370,000	2,040,000
Net Asset Value, offering and redemption price per share	$27.81	$33.30	$15.05

See Notes to Financial Statements.

22 | December 31, 2024

Sprott ETFs

Statements of Assets and Liabilities	December 31, 2024

			Sprott Junior
	Sprott Lithium	Sprott Uranium	Uranium Miners
	Miners ETF	Miners ETF	ETF
ASSETS:
Unaffiliated investments, at value	$6,453,357	$1,018,354,061	$257,559,507
Affiliated investments, at value	–	495,199,065	–
Foreign currency, at value	1	109,386	127,836
Receivable for investments sold	36,024	47,774,719	1,925,482
Dividends and reclaim receivable	14,544	157,995	30,267
Total assets	6,503,926	1,561,595,226	259,643,092

LIABILITIES:
Payable for investments purchased	–	–	245,237
Payable to Adviser	3,614	991,594	185,700
Payable for collateral upon return of securities loaned	242,934	105,192,901	18,453,732
Total liabilities	246,548	106,184,495	18,884,669
NET ASSETS	$6,257,378	$1,455,410,731	$240,758,423

NET ASSETS CONSIST OF:
Paid-in capital	$11,677,571	$1,598,640,363	$313,043,058
Total distributable earnings/(accumulated loss)	(5,420,193)	(143,229,632)	(72,284,635)
NET ASSETS	$6,257,378	$1,455,410,731	$240,758,423

UNAFFILIATED INVESTMENTS, AT COST	$9,627,586	$853,104,165	$302,068,334
AFFILIATED INVESTMENTS, AT COST	$–	$615,524,795	$–
FOREIGN CURRENCY, AT COST	$1	$109,811	$128,274

PRICING OF SHARES
Net Assets	$6,257,378	$1,455,410,731	$240,758,423
Shares of beneficial interest outstanding (unlimited number of shares authorized,
par value $0.01 per share)	930,000	36,055,000	12,990,000
Net Asset Value, offering and redemption price per share	$6.73	$40.37	$18.53

See Notes to Financial Statements.

23 | December 31, 2024

Sprott ETFs

Statements of Assets and Liabilities	December 31, 2024

	Sprott Junior
	Copper Miners	Sprott Nickel	Sprott Copper
	ETF	Miners ETF	Miners ETF
ASSETS:
Unaffiliated investments, at value	$12,679,551	$9,289,962	$24,796,061
Cash	37,019	–	31,195
Foreign currency, at value	–	20,070	49
Receivable for investments sold	–	179,342	67,877
Dividends and reclaim receivable	4,599	189	2,120
Total assets	12,721,169	9,489,563	24,897,302

LIABILITIES:
Foreign currency overdraft, at value	23	–	–
Payable for investments purchased	50,100	–	–
Payable to Adviser	6,925	5,613	13,707
Payable to custodian for overdraft	–	173,766	–
Payable for collateral upon return of securities loaned	272,910	736,827	1,256,617
Total liabilities	329,958	916,206	1,270,324
NET ASSETS	$12,391,211	$8,573,357	$23,626,978

NET ASSETS CONSIST OF:
Paid-in capital	$14,517,586	$12,513,076	$27,639,684
Total distributable earnings/(accumulated loss)	(2,126,375)	(3,939,719)	(4,012,706)
NET ASSETS	$12,391,211	$8,573,357	$23,626,978

UNAFFILIATED INVESTMENTS, AT COST	$13,520,882	$11,607,644	$27,652,935
FOREIGN CURRENCY, AT COST	$–	$19,952	$49
FOREIGN CURRENCY OVERDRAFT, AT COST	$23	$–	$–

PRICING OF SHARES
Net Assets	$12,391,211	$8,573,357	$23,626,978
Shares of beneficial interest outstanding (unlimited number of shares authorized,
par value $0.01 per share)	670,000	800,000	1,150,000
Net Asset Value, offering and redemption price per share	$18.49	$10.72	$20.55

See Notes to Financial Statements.

24 | December 31, 2024

Sprott ETFs
Statements of Operations	For the Year Ended December 31, 2024

	Sprott Gold Miners ETF	Sprott Junior Gold Miners ETF	Sprott Critical Materials ETF
INVESTMENT INCOME:
Dividends from unaffiliated investments	$4,037,490	$430,661	$209,844
Securities lending income - net of fees (See Note 5)	31,991	74,731	58,972
Foreign withholding tax	(452,750)	(28,877)	(3,420)
Total investment income	3,616,731	476,515	265,396

EXPENSES:
Investment adviser fees (See Note 6)	866,331	408,171	129,685
Administration fees	127,997	63,279	–
Legal fees	46,844	24,639	–
Audit fees	20,000	20,000	–
Trustee fees	16,753	8,064	–
Compliance fees	10,855	5,145	–
Transfer agent fees	9,750	9,750	–
Other fees and expenses	59,091	45,104	–
Total expenses before recoupment/(waiver)/(reimbursement)	1,157,621	584,152	129,685
Expense recoupment/(waiver)/(reimbursement) by investment adviser (See Note 6)	80,322	(809)	–
Net expense	1,237,943	583,343	129,685
NET INVESTMENT INCOME/(LOSS)	2,378,788	(106,828)	135,711

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) on unaffiliated investments	9,128,048 (a)	22,255,978 (a)	(941,150	)(a)
Net realized gain/(loss) on foreign currency transactions	(54,557)	(130,847)	721
Net realized gain/(loss)	9,073,491	22,125,131	(940,429)
Net change in unrealized appreciation/(depreciation) on unaffiliated investments	16,279,924	(1,047,433)	(3,602,198)
Net change in unrealized appreciation/(depreciation) on foreign capital gains tax	–	–	(7,725)
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	115	(63)	(87)
Net change in unrealized appreciation/(depreciation)	16,280,039	(1,047,496)	(3,610,010)
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	25,353,530	21,077,635	(4,550,439)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$27,732,318	$20,970,807	$(4,414,728)

(a)	Includes realized gain or loss as a result of in-kind transactions (See Note 8).

See Notes to Financial Statements.

25 | December 31, 2024

Sprott ETFs
Statements of Operations	For the Year Ended December 31, 2024

	Sprott Lithium Miners ETF	Sprott Uranium Miners ETF	Sprott Junior Uranium Miners ETF
INVESTMENT INCOME:
Dividends from unaffiliated investments	$75,459	$17,240,052	$42,790
Dividends from affiliated investments	–	149,616	–
Securities lending income - net of fees (See Note 5)	75,235	1,738,436	215,620
Foreign withholding tax	3,625	(1,059,149)	–
Total investment income	154,319	18,068,955	258,410

EXPENSES:
Investment adviser fees (See Note 6)	38,857	12,550,134	2,483,565
Total expenses	38,857	12,550,134	2,483,565
NET INVESTMENT INCOME/(LOSS)	115,462	5,518,821	(2,225,155)

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) on unaffiliated investments	(1,450,097)	40,774,823 (a)	2,928,408 (a)
Net realized gain/(loss) on affiliated investments	–	17,790,403 (a)	–
Net realized gain/(loss) on foreign currency transactions	2,491	(176,413)	43,978
Net realized gain/(loss)	(1,447,606)	58,388,813	2,972,386
Net change in unrealized appreciation/(depreciation) on unaffiliated investments	(1,660,724)	(62,413,398)	(75,289,153)
Net change in unrealized appreciation/(depreciation) on affiliated investments	–	(240,195,215)	–
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	4	(470)	(181)
Net change in unrealized appreciation/(depreciation)	(1,660,720)	(302,609,083)	(75,289,334)
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	(3,108,326)	(244,220,270)	(72,316,948)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,992,864)	$(238,701,449)	$(74,542,103)

(a)	Includes realized gain or loss as a result of in-kind transactions (See Note 8).

See Notes to Financial Statements.

26 | December 31, 2024

Sprott ETFs
Statements of Operations	For the Year Ended December 31, 2024

	Sprott Junior Copper Miners ETF	Sprott Nickel Miners ETF		Sprott Copper Miners ETF(a)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$150,444	$230,322		$248,162
Securities lending income - net of fees (See Note 5)	30,060	4,174		10,494
Foreign withholding tax	(6,805)	(16,911)		(10,908)
Total investment income	173,699	217,585		247,748

EXPENSES:
Investment adviser fees (See Note 6)	73,435	64,644		128,248
Total expenses	73,435	64,644		128,248
NET INVESTMENT INCOME/(LOSS)	100,264	152,941		119,500

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) on unaffiliated investments	1,143,667 (b)	(1,147,113	)(b)	(343,815	)(b)
Net realized gain/(loss) on foreign currency transactions	(5,981)	2,888		(15,504)
Net realized gain/(loss)	1,137,686	(1,144,225)		(359,319)
Net change in unrealized appreciation/(depreciation) on unaffiliated investments	(798,265)	(2,021,671)		(2,856,874)
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	89	45		(30)
Net change in unrealized appreciation/(depreciation)	(798,176)	(2,021,626)		(2,856,904)
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	339,510	(3,165,851)		(3,216,223)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$439,774	$(3,012,910)		$(3,096,723)

(a)	The Sprott Copper Miners ETF commenced operations on March 5, 2024.
(b)	Includes realized gain or loss as a result of in-kind transactions (See Note 8).

See Notes to Financial Statements.

27 | December 31, 2024

Sprott ETFs
Statements of Changes in Net Assets

	Sprott Gold Miners ETF		Sprott Junior Gold Miners ETF
	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
OPERATIONS:
Net investment income/(loss)	$2,378,788	$3,159,050	$(106,828)	$(19,478)
Net realized gain/(loss)	9,073,491	328,111	22,125,131	(7,502,461)
Net change in unrealized appreciation/(depreciation)	16,280,039	1,626,809	(1,047,496)	14,753,941
Net increase/(decrease) in net assets resulting from operations	27,732,318	5,113,970	20,970,807	7,232,002

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(2,414,214)	(3,155,482)	(6,186,913)	(4,642,444)
Return of capital	(89,219)	–	(1,318,307)	–
Total distributions	(2,503,433)	(3,155,482)	(7,505,220)	(4,642,444)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	6,612,987	33,101,718	8,911,389	8,712,381
Cost of shares redeemed	(22,252,799)	(36,169,764)	(17,038,966)	(6,802,463)
Net increase/(decrease) from capital share transactions	(15,639,812)	(3,068,046)	(8,127,577)	1,909,918
Net increase/(decrease) in net assets	9,589,073	(1,109,558)	5,338,010	4,499,476

NET ASSETS:
Beginning of year	232,322,200	233,431,758	106,869,467	102,369,991
End of year	$241,911,273	$232,322,200	$112,207,477	$106,869,467

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	9,280,000	9,450,000	3,630,000	3,550,000
Shares sold	240,000	1,250,000	260,000	290,000
Shares redeemed	(820,000)	(1,420,000)	(520,000)	(210,000)
Shares outstanding, end of year	8,700,000	9,280,000	3,370,000	3,630,000

See Notes to Financial Statements.

28 | December 31, 2024

Sprott ETFs
Statements of Changes in Net Assets

	Sprott Critical Materials ETF		Sprott Lithium Miners ETF
	For the Year Ended December 31, 2024	For the Period February 1, 2023 to December 31, 2023(a)	For the Year Ended December 31, 2024	For the Period February 1, 2023 to December 31, 2023(b)
OPERATIONS:
Net investment income/(loss)	$135,711	$93,679	$115,462	$75,337
Net realized gain/(loss)	(940,429)	69,194	(1,447,606)	3,714
Net change in unrealized appreciation/(depreciation)	(3,610,010)	(19,408)	(1,660,720)	(1,513,509)
Net increase/(decrease) in net assets resulting from operations	(4,414,728)	143,465	(2,992,864)	(1,434,458)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(607,102)	(323,891)	(380,877)	(126,824)
Return of capital	(16,178)	–	–	–
Total distributions	(623,280)	(323,891)	(380,877)	(126,824)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	23,292,479	16,667,751	4,960,120	8,858,526
Cost of shares redeemed	(974,194)	(3,058,151)	–	(2,626,245)
Net increase/(decrease) from capital share transactions	22,318,285	13,609,600	4,960,120	6,232,281
Net increase/(decrease) in net assets	17,280,277	13,429,174	1,586,379	4,670,999

NET ASSETS:
Beginning of year	13,429,174	–	4,670,999	–
End of year	$30,709,451	$13,429,174	$6,257,378	$4,670,999

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	760,000	–	370,000	–
Shares sold	1,340,000	940,002	560,000	510,002
Shares redeemed	(60,000)	(180,002)	–	(140,002)
Shares outstanding, end of year	2,040,000	760,000	930,000	370,000

(a)	The Sprott Critical Materials ETF commenced operations on February 1, 2023.
(b)	The Sprott Lithium Miners ETF commenced operations on February 1, 2023.

See Notes to Financial Statements.

29 | December 31, 2024

Sprott ETFs
Statements of Changes in Net Assets

	Sprott Uranium Miners ETF		Sprott Junior Uranium Miners ETF
	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2024	For the Period February 1, 2023 to December 31, 2023(a)
OPERATIONS:
Net investment income/(loss)	$5,518,821	$369,690	$(2,225,155)	$(433,534)
Net realized gain/(loss)	58,388,813	1,529,416	2,972,386	(4,402,208)
Net change in unrealized appreciation/(depreciation)	(302,609,083)	517,141,955	(75,289,334)	30,780,310
Net increase/(decrease) in net assets resulting from operations	(238,701,449)	519,041,061	(74,542,103)	25,944,568

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(45,317,872)	(58,473,309)	(10,634,050)	(7,435,412)
Total distributions	(45,317,872)	(58,473,309)	(10,634,050)	(7,435,412)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	326,508,795	478,436,405	175,609,388	179,495,388
Cost of shares redeemed	(264,976,877)	(87,574,305)	(47,679,316)	(40)
Net increase/(decrease) from capital share transactions	61,531,918	390,862,100	127,930,072	179,495,348
Net increase/(decrease) in net assets	(222,487,403)	851,429,852	42,753,919	198,004,504

NET ASSETS:
Beginning of year	1,677,898,134	826,468,282	198,004,504	–
End of year	$1,455,410,731	$1,677,898,134	$240,758,423	$198,004,504

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	34,905,000	25,975,000	8,470,000	–
Shares sold	6,670,000	11,240,000	6,770,000	8,470,002
Shares redeemed	(5,520,000)	(2,310,000)	(2,250,000)	(2)
Shares outstanding, end of year	36,055,000	34,905,000	12,990,000	8,470,000

(a)	The Sprott Junior Uranium Miners ETF commenced operations on February 1, 2023.

See Notes to Financial Statements.

30 | December 31, 2024

Sprott ETFs
Statements of Changes in Net Assets

	Sprott Junior Copper Miners ETF		Sprott Nickel Miners ETF
	For the Year Ended December 31, 2024	For the Period February 1, 2023 to December 31, 2023(a)	For the Year Ended December 31, 2024	For the Period March 21, 2023 to December 31, 2023(b)
OPERATIONS:
Net investment income/(loss)	$100,264	$17,108	$152,941	$30,868
Net realized gain/(loss)	1,137,686	(105,486)	(1,144,225)	(24,745)
Net change in unrealized appreciation/(depreciation)	(798,176)	(43,066)	(2,021,626)	(296,008)
Net increase/(decrease) in net assets resulting from operations	439,774	(131,444)	(3,012,910)	(289,885)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(1,073,985)	(104,811)	(286,194)	(249,073)
Total distributions	(1,073,985)	(104,811)	(286,194)	(249,073)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	14,492,122	5,023,640	16,017,679	2,078,641
Cost of shares redeemed	(6,254,045)	(40)	(5,684,881)	(20)
Net increase/(decrease) from capital share transactions	8,238,077	5,023,600	10,332,798	2,078,621
Net increase/(decrease) in net assets	7,603,866	4,787,345	7,033,694	1,539,663

NET ASSETS:
Beginning of year	4,787,345	–	1,539,663	–
End of year	$12,391,211	$4,787,345	$8,573,357	$1,539,663

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	260,000	–	110,000	–
Shares sold	690,000	260,002	1,130,000	110,001
Shares redeemed	(280,000)	(2)	(440,000)	(1)
Shares outstanding, end of year	670,000	260,000	800,000	110,000

(a)	The Sprott Junior Copper Miners ETF commenced operations on February 1, 2023.
(b)	The Sprott Nickel Miners ETF commenced operations on March 21, 2023.

See Notes to Financial Statements.

31 | December 31, 2024

Sprott ETFs
Statements of Changes in Net Assets

Sprott Copper Miners ETF
For the Period March 5, 2024 to December 31, 2024(a)
OPERATIONS:
Net investment income/(loss)	$119,500
Net realized gain/(loss)	(359,319)
Net change in unrealized appreciation/(depreciation)	(2,856,904)
Net increase/(decrease) in net assets resulting from operations	(3,096,723)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(594,530)
Total distributions	(594,530)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	28,835,926
Cost of shares redeemed	(1,517,695)
Net increase/(decrease) from capital share transactions	27,318,231
Net increase/(decrease) in net assets	23,626,978

NET ASSETS:
Beginning of year	–
End of year	$23,626,978

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	1,210,001
Shares redeemed	(60,001)
Shares outstanding, end of year	1,150,000

(a)	The Sprott Copper Miners ETF commenced operations on March 5, 2024.

See Notes to Financial Statements.

32 | December 31, 2024

Sprott Gold Miners ETF
Financial Highlights

For a Share Outstanding Throughout the Periods Presented	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Period December 1, 2020 to December 31, 2020(a)		For the Year Ended November 30, 2020
NET ASSET VALUE, BEGINNING OF PERIOD	$25.03	$24.70	$27.28	$30.50	$29.57		$23.37

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss) (b)	0.26	0.34	0.37	0.33	0.03		0.07
Net realized and unrealized gain/(loss)	2.81	0.34	(2.60)	(3.19)	0.99		6.19
Total from investment operations	3.07	0.68	(2.23)	(2.86)	1.02		6.26

DISTRIBUTIONS:
From net investment income	(0.28)	(0.35)	(0.35)	(0.36)	(0.09)		(0.06)
Tax return of capital	(0.01)	–	–	–	–		–
Total distributions	(0.29)	(0.35)	(0.35)	(0.36)	(0.09)		(0.06)

Net increase/(decrease) in net asset value	2.78	0.33	(2.58)	(3.22)	0.93		6.20
NET ASSET VALUE, END OF PERIOD	$27.81	$25.03	$24.70	$27.28	$30.50		$29.57
TOTAL RETURN(c)	12.25%	2.72%	(8.18)%	(9.33)%	3.46%		26.85%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$241,911	$232,322	$233,432	$231,914	$259,234		$251,376

Ratio of expenses including waiver/reimbursement/recoupment to average net assets	0.50%	0.50%	0.50%	0.50%	0.50	%(d)	0.50%
Ratio of expenses excluding waiver/reimbursement/recoupment to average net assets	0.47%	0.49%	0.51%	0.49%	0.58	%(d)	0.52%
Ratio of net investment income/(loss) to average net assets	0.96%	1.30%	1.43%	1.18%	1.28	%(d)	0.24%
Portfolio turnover rate(e)	81%	58%	73%	66%	0%		95%

(a)	With the approval of the Board effective December 31, 2020, the Fund's fiscal year end was changed from November 30 to December 31.
(b)	Based on average shares outstanding during the period.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions in-kind. Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

33 | December 31, 2024

Sprott Junior Gold Miners ETF
Financial Highlights

For a Share Outstanding Throughout the Periods Presented	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Period December 1, 2020 to December 31, 2020(a)		For the Year Ended November 30, 2020
NET ASSET VALUE, BEGINNING OF PERIOD	$29.44	$28.84	$40.70	$49.30	$45.27		$30.28

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	(0.03)	(0.01)	0.19	0.42	(0.00	)(c)	(0.04)
Net realized and unrealized gain/(loss)	6.07	1.95	(11.34)	(8.12)	5.00		15.25
Total from investment operations	6.04	1.94	(11.15)	(7.70)	5.00		15.21

DISTRIBUTIONS:
From net investment income	(1.80)	(1.34)	(0.71)	(0.90)	(0.97)		(0.22)
Tax return of capital	(0.38)	–	–	–	–		–
Total distributions	(2.18)	(1.34)	(0.71)	(0.90)	(0.97)		(0.22)

Net increase/(decrease) in net asset value	3.86	0.60	(11.86)	(8.60)	4.03		14.99
NET ASSET VALUE, END OF PERIOD	$33.30	$29.44	$28.84	$40.70	$49.30		$45.27
TOTAL RETURN(d)	20.45%	6.69%	(27.40)%	(15.56)%	11.11%		50.56%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$112,207	$106,869	$102,370	$124,127	$123,258		$106,383

Ratio of expenses including waiver/reimbursement/recoupment to average net assets	0.50%	0.50%	0.50%	0.50%	0.50	%(e)	0.50%
Ratio of expenses excluding waiver/reimbursement/recoupment to average net assets	0.50%	0.53%	0.67%	0.61%	0.75	%(e)	0.76%
Ratio of net investment income/(loss) to average net assets	(0.09)%	(0.02)%	0.59%	0.96%	(0.07	)%(e)	(0.10)%
Portfolio turnover rate(f)	63%	70%	100%	66%	0%		157%

(a)	With the approval of the Board effective December 31, 2020, the Fund's fiscal year end was changed from November 30 to December 31.
(b)	Based on average shares outstanding during the period.
(c)	Less than $0.005 per share.
(d)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions in-kind. Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

34 | December 31, 2024

Sprott Critical Materials ETF
Financial Highlights

For a Share Outstanding Throughout the Periods Presented	For the Year Ended December 31, 2024	For the Period February 1, 2023 to December 31, 2023(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$17.67	$20.49

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss) (b)	0.12	0.19
Net realized and unrealized gain/(loss)	(2.43)	(2.57)
Total from investment operations	(2.31)	(2.38)

DISTRIBUTIONS:
From net investment income	(0.30)	(0.43)
From net realized gains	–	(0.01)
Tax return of capital	(0.01)	–
Total distributions	(0.31)	(0.44)

Net increase/(decrease) in net asset value	(2.62)	(2.82)
NET ASSET VALUE, END OF PERIOD	$15.05	$17.67
TOTAL RETURN(c)	(13.09)%	(11.60)%

Net assets, end of period (000s)	$30,709	$13,429

Ratio of expenses to average net assets	0.65%	0.65	%(d)
Ratio of net investment income/(loss) to average net assets	0.68%	1.22	%(d)
Portfolio turnover rate(e)	37%	33%

(a)	The Sprott Critical Materials ETF commenced operations on February 1, 2023.
(b)	Based on average shares outstanding during the period.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions in-kind. Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

35 | December 31, 2024

Sprott Lithium Miners ETF
Financial Highlights

For a Share Outstanding Throughout the Periods Presented	For the Year Ended December 31, 2024	For the Period February 1, 2023 to December 31, 2023(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$12.62	$20.21

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss) (b)	0.17	0.28
Net realized and unrealized gain/(loss)	(5.62)	(7.52)
Total from investment operations	(5.45)	(7.24)

DISTRIBUTIONS:
From net investment income	(0.44)	(0.35)
Total distributions	(0.44)	(0.35)

Net increase/(decrease) in net asset value	(5.89)	(7.59)
NET ASSET VALUE, END OF PERIOD	$6.73	$12.62
TOTAL RETURN(c)	(43.21)%	(35.77)%

Net assets, end of period (000s)	$6,257	$4,671

Ratio of expenses to average net assets	0.65%	0.65	%(d)
Ratio of net investment income/(loss) to average net assets	1.93%	2.00	%(d)
Portfolio turnover rate(e)	49%	59%

(a)	The Sprott Lithium Miners ETF commenced operations on February 1, 2023.
(b)	Based on average shares outstanding during the period.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions in-kind. Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

36 | December 31, 2024

Sprott Uranium Miners ETF

Financial Highlights

For a Share Outstanding Throughout the Periods Presented	For the Year Ended December 31, 2024		For the Year Ended December 31, 2023	For the Period September 1, 2022 to December 31, 2022 (a)		For the Year Ended August 31, 2022 (b)	For the Year Ended August 31, 2021 (b)(c)	For the Period December 3, 2019 to August 31, 2020 (b)(c)(d)

NET ASSET VALUE, BEGINNING OF PERIOD	$48.07		$31.82	$38.94		$31.07	$16.69	$12.50

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(e)	0.16		0.01	(0.07)		0.15	0.23	0.08
Net realized and unrealized gain/(loss)	(6.58)		17.99	(7.05)		10.12	14.71	4.11
Total from investment operations	(6.42)		18.00	(7.12)		10.27	14.94	4.19

DISTRIBUTIONS:
From net investment income	(1.28)		(1.75)	–		(2.42)	(0.56)	–
Total distributions	(1.28)		(1.75)	–		(2.42)	(0.56)	–
Redemptions fees	–		–	–		0.02	–	–

Net increase/(decrease) in net asset value	(7.70)		16.25	(7.12)		7.87	14.38	4.19
NET ASSET VALUE, END OF PERIOD	$40.37		$48.07	$31.82		$38.94	$31.07	$16.69
TOTAL RETURN(f)	(13.38)%		56.59%	(18.28)%		33.42%	91.13%	33.48%

Net assets, end of period (000s)	$1,455,411		$1,677,898	$826,468		$1,037,584	$355,776	$14,184

Ratio of expenses to average net assets	0.76	%(g)	0.81%	0.83	%(h)	0.83%	0.85%	0.85	%(h)
Ratio of net investment income/(loss) to average net assets	0.33%		0.03%	(0.58	)%(h)	0.40%	0.81%	0.74	%(h)
Portfolio turnover rate(i)	18%		10%	17%		19%	26%	28%

(a)	With the approval of the Board effective September 6, 2022, the Fund’s fiscal year end was changed from August 31 to December 31.
(b)	On December 21, 2022, the Sprott Uranium Miners ETF underwent a two for one stock split. The capital share activity presented here has been retroactively adjusted to reflect this stock split (See Note 1).
(c)	These financials have been audited by the Predecessor Fund’s independent registered public accounting firm.
(d)	The Sprott Uranium Miners ETF commenced operations on December 3, 2019.
(e)	Based on average shares outstanding during the period.
(f)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(g)	Effective April 1, 2024, the fund reduced the advisory fee to 0.75% (See Note 6).
(h)	Annualized.
(i)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions in-kind. Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

37 | December 31, 2024

Sprott Junior Uranium Miners ETF

Financial Highlights

For a Share Outstanding Throughout the Periods Presented	For the Year Ended December 31, 2024	For the Period February 1, 2023 to December 31, 2023(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$23.38	$20.26

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss) (b)	(0.17)	(0.13)
Net realized and unrealized gain/(loss)	(3.87)	4.20
Total from investment operations	(4.04)	4.07

DISTRIBUTIONS:
From net investment income	(0.81)	(0.95)
Total distributions	(0.81)	(0.95)

Net increase/(decrease) in net asset value	(4.85)	3.12
NET ASSET VALUE, END OF PERIOD	$18.53	$23.38
TOTAL RETURN(c)	(17.40)%	20.05%

Net assets, end of period (000s)	$240,758	$198,005

Ratio of expenses to average net assets	0.80%	0.80	%(d)
Ratio of net investment income/(loss) to average net assets	(0.72)%	(0.68	)%(d)
Portfolio turnover rate(e)	31%	62%

(a)	The Sprott Junior Uranium Miners ETF commenced operations on February 1, 2023.
(b)	Based on average shares outstanding during the period.

(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions in-kind. Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

38 | December 31, 2024

Sprott Junior Copper Miners ETF

Financial Highlights

For a Share Outstanding Throughout the Periods Presented	For the Year Ended December 31, 2024	For the Period February 1, 2023 to December 31, 2023(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$18.41	$20.33

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss) (b)	0.22	0.11
Net realized and unrealized gain/(loss)	2.01	(1.57)
Total from investment operations	2.23	(1.46)

DISTRIBUTIONS:
From net investment income	(2.15)	(0.46)
Total distributions	(2.15)	(0.46)

Net increase/(decrease) in net asset value	0.08	(1.92)
NET ASSET VALUE, END OF PERIOD	$18.49	$18.41
TOTAL RETURN(c)	12.42%	(7.18)%

Net assets, end of period (000s)	$12,391	$4,787

Ratio of expenses to average net assets	0.75%	0.75	%(d)
Ratio of net investment income/(loss) to average net assets	1.02%	0.65	%(d)
Portfolio turnover rate(e)	70%	36%

(a)	The Sprott Junior Copper Miners ETF commenced operations on February 1, 2023.
(b)	Based on average shares outstanding during the period.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions in-kind. Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

39 | December 31, 2024

Sprott Nickel Miners ETF

Financial Highlights

For a Share Outstanding Throughout the Periods Presented	For the Year Ended December 31, 2024	For the Period March 21, 2023 to December 31, 2023(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$14.00	$20.69

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss) (b)	0.23	0.39
Net realized and unrealized gain/(loss)	(3.14)	(4.32)
Total from investment operations	(2.91)	(3.93)

DISTRIBUTIONS:
From net investment income	(0.37)	(2.68)
From net realized gains	–	(0.08)
Total distributions	(0.37)	(2.76)

Net increase/(decrease) in net asset value	(3.28)	(6.69)
NET ASSET VALUE, END OF PERIOD	$10.72	$14.00
TOTAL RETURN(c)	(20.73)%	(18.43)%

Net assets, end of period (000s)	$8,573	$1,540

Ratio of expenses to average net assets	0.75%	0.75	%(d)
Ratio of net investment income/(loss) to average net assets	1.77%	2.55	%(d)
Portfolio turnover rate(e)	47%	55%

(a)	The Sprott Nickel Miners ETF commenced operations on March 21, 2023.
(b)	Based on average shares outstanding during the period.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions in-kind. Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

40 | December 31, 2024

Sprott Copper Miners ETF

Financial Highlights

For a Share Outstanding Throughout the Period Presented	For the Period March 5, 2024 to December 31, 2024(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$19.69

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss) (b)	0.12
Net realized and unrealized gain/(loss)	1.27
Total from investment operations	1.39

DISTRIBUTIONS:
From net investment income	(0.53)
Total distributions	(0.53)

Net increase/(decrease) in net asset value	0.86
NET ASSET VALUE, END OF PERIOD	$20.55
TOTAL RETURN(c)	7.08%

Net assets, end of period (000s)	$23,627

Ratio of expenses to average net assets	0.65	%(d)
Ratio of net investment income/(loss) to average net assets	0.61	%(d)
Portfolio turnover rate(e)	40%

(a)	The Sprott Copper Miners ETF commenced operations on March 5, 2024.
(b)	Based on average shares outstanding during the period.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions in-kind. Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

41 | December 31, 2024

Sprott ETFs

Notes to Financial Statements and Financial Highlights	December 31, 2024

1. ORGANIZATION

The Sprott Funds Trust (the “Trust”) was organized as a Delaware statutory trust on January 3, 2018. As of December 31, 2024, the Trust consisted of ten separate portfolios that each represent a separate series of the Trust. The financial statements of nine series are presented in this report. The “Sprott Gold ETFs”, comprised of Sprott Gold Miners ETF and Sprott Junior Gold Miners ETF, were reorganized effective as of the close of business on July 19, 2019, from each Fund’s respective predecessor fund. Each of these predecessor funds was a separate series of another investment company. The “Sprott Critical Materials ETFs” are comprised of Sprott Critical Materials ETF, Sprott Lithium Miners ETF, Sprott Uranium Miners ETF, Sprott Junior Uranium Miners ETF, Sprott Junior Copper Miners ETF, Sprott Nickel Miners ETF, and Sprott Copper Miners ETF. Sprott Uranium Miners ETF was reorganized effective as of the close of business on April 22, 2022 from its predecessor fund. This report pertains to the above listed funds (each a “Fund” and collectively, the “Funds”). The Funds are non-diversified, open-end management investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Board authorized a two-for-one forward share split of Sprott Uranium Miners ETF that was effective prior to the market open on December 21, 2022. The impact of the forward share split was to increase the number of shares outstanding by a factor of two, while decreasing the NAV per share outstanding by a factor of one-half, resulting in no effect to the net assets of the Fund. The financial statements of the Fund were adjusted to reflect the forward share split.

The Board authorized a name change for the Sprott Energy Transition Materials ETF to the Sprott Critical Materials ETF. The name of the Index was also changed. Both were effective October 1, 2024. The investment strategy and investment fundamentals have not changed.

On July 1, 2023, Sprott Asset Management USA, Inc. commenced acting as investment adviser to each Fund (with the exception of Sprott Copper Miners ETF, which began operations on March 5, 2024) and continues to serve in such capacity for each Fund. Prior to July 1, 2023, Sprott Asset Management LP served as investment adviser to the Funds. ALPS Advisors, Inc. serves as sub-adviser to each Fund. On July 1, 2023, Sprott Asset Management LP became the sponsor of each Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

A. Portfolio Valuation and Methodologies

Each Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of a Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Securities for which no sales are reported are valued at the mean of the closing bid and ask price. If no current day price quotation is available, the previous day’s closing sale price is used. Investments in open-end mutual funds such as money market funds are valued at the closing NAV.

The Funds’ investments are generally valued at market value. In the absence of market value, if events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of a Fund’s investment, in the event that it is determined that valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued in accordance with the Adviser’s policies and procedures as reflecting fair value (“Fair Value Policies and Procedures”). U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Adviser of the Funds as the valuation designee for the Funds. The Adviser has formed a committee (the “Valuation Committee”) that has developed pricing policies and procedures and to oversee the pricing function for all financial instruments.

42 | December 31, 2024

Sprott ETFs

Notes to Financial Statements and Financial Highlights	December 31, 2024

The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for fair valued investments, the Valuation Committee seeks to determine the price that a Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

B. Fair Value Hierarchy

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Funds’ investments by major category are as follows:

Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a Level 1 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to valuation procedures approved by the Board and are categorized in Level 2 or Level 3, when appropriate.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices in markets which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

43 | December 31, 2024

Sprott ETFs

Notes to Financial Statements and Financial Highlights	December 31, 2024

The following is a summary of the inputs used to value the Funds’ investments at December 31, 2024:

Sprott Gold Miners ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$242,033,112	$–	$–	$242,033,112
Short Term Investments	2,662,114	–	–	2,662,114
Total	$244,695,226	$–	$–	$244,695,226

Sprott Junior Gold Miners ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$100,078,406	$10,876,275	$410,703	$111,365,384
Short Term Investments	5,055,787	–	–	5,055,787
Total	$105,134,193	$10,876,275	$410,703	$116,421,171

Sprott Critical Materials ETF

Investments in Securities at Value	Level 1	Level 2	Level 3		Total
Common Stocks*	$29,062,715	$1,495,136	$6,856		$30,564,707
Exchange Traded Fund*	104,325	–	–		104,325
Rights and Warrants*	–	–	–	**	–
Short Term Investments	1,530,301	–	–		1,530,301
Total	$30,697,341	$1,495,136	$6,856		$32,199,333

Sprott Lithium Miners ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$6,176,759	$–	$30,174	$6,206,933
Short Term Investments	246,424	–	–	246,424
Total	$6,423,183	$–	$30,174	$6,453,357

Sprott Uranium Miners ETF

Investments in Securities at Value	Level 1	Level 2	Level 3		Total
Common Stocks*	$1,235,032,577	$–	$–	**	$1,235,032,577
Closed End Fund*	172,399,971	–	–		172,399,971
Short Term Investments	106,120,578	–	–		106,120,578
Total	$1,513,553,126	$–	$–		$1,513,553,126

Sprott Junior Uranium Miners ETF

Investments in Securities at Value	Level 1	Level 2	Level 3		Total
Common Stocks*	$237,602,145	$–	$–	**	$237,602,145
Short Term Investments	19,957,362	–	–		19,957,362
Total	$257,559,507	$–	$–		$257,559,507

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Notes to Financial Statements and Financial Highlights	December 31, 2024

Sprott Junior Copper Miners ETF
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$11,928,262	$421,791	$6,497	$12,356,550
Short Term Investments	323,001	–	–	323,001
Total	$12,251,263	$421,791	$6,497	$12,679,551

Sprott Nickel Miners ETF
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$5,245,051	$3,304,875	$3,209	$8,553,135
Short Term Investments	736,827	–	–	736,827
Total	$5,981,878	$3,304,875	$3,209	$9,289,962

Sprott Copper Miners ETF
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$20,893,791	$2,333,160	$–	$23,226,951
Exchange Traded Funds*	302,101	–	–	302,101
Short Term Investments	1,267,009	–	–	1,267,009
Total	$22,462,901	$2,333,160	$–	$24,796,061

*	For a detailed sector breakdown, see the accompanying Schedule of Investments.
**	Includes a position(s) valued at zero.

Below is a reconciliation that details the activity of securities in Level 3 during the current fiscal year:

Sprott Junior Gold Miners ETF	Common Stock
Balance as of December 31, 2023	$542,600
Realized Gain/(Loss)	58,310
Change in Unrealized Appreciation/(Depreciation)	(131,904)
Purchases	–
Sales	(58,310)
Transfers into/(out of) Level 3*	7
Balance as of December 31, 2024	$410,703

As of December 31, 2024 the change in unrealized appreciation/(depreciation) on positions still held for securities that were considered Level 3 was $(5,856,940).

Sprott Critical Materials ETF	Common Stock
Balance as of December 31, 2023	$0
Realized Gain/(Loss)	–
Change in Unrealized Appreciation/(Depreciation)	(908)
Purchases	–
Sales	–
Transfers into/(out of) Level 3*	7,764
Balance as of December 31, 2024	$6,856

As of December 31, 2024 the change in unrealized appreciation/(depreciation) on positions still held for securities that were considered Level 3 was $(4,485).

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Notes to Financial Statements and Financial Highlights	December 31, 2024

Sprott Lithium Miners ETF	Common Stock
Balance as of December 31, 2023	$0
Realized Gain/(Loss)	–
Change in Unrealized Appreciation/(Depreciation)	(3,904)
Purchases	–
Sales	–
Transfers into/(out of) Level 3*	34,078
Balance as of December 31, 2024	$30,174

As of December 31, 2024 the change in unrealized appreciation/(depreciation) on positions still held for securities that were considered Level 3 was $(10,631).

Sprott Junior Copper Miners ETF	Common Stock
Balance as of December 31, 2023	$0
Realized Gain/(Loss)	–
Change in Unrealized Appreciation/(Depreciation)	–
Purchases	–
Sales	–
Transfers into/(out of) Level 3*	6,497
Balance as of December 31, 2024	$6,497

As of December 31, 2024 the change in unrealized appreciation/(depreciation) on positions still held for securities that were considered Level 3 was $(656).

Sprott Nickel Miners ETF	Common Stock
Balance as of December 31, 2023	$0
Realized Gain/(Loss)	–
Change in Unrealized Appreciation/(Depreciation)	(170)
Purchases	–
Sales	–
Transfers into/(out of) Level 3*	3,379
Balance as of December 31, 2024	$3,209

As of December 31, 2024 the change in unrealized appreciation/(depreciation) on positions still held for securities that were considered Level 3 was $(9,097).

*	The Fund has adopted a policy of recording any transfers of investment securities between the different levels in the fair value hierarchy as of the end of the quarter.

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Notes to Financial Statements and Financial Highlights	December 31, 2024

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within level 3 as of December 31, 2024.

Asset Category	Fair Value at December 31, 2024	Valuation Technique	Unobservable Input	Range of Input (Weighted Average)	Impact to Valuation from an Increase in Input
Sprott Junior Gold Miners ETF
Gold Mining	$410,703	Asset Approach	Estimated Recoverable Proceeds	$0-0.06	Increase
Sprott Critical Materials ETF
Diversified Metals & Mining	$6,856	Asset Approach	Estimated Recoverable Proceeds	$0-0.25	Increase
Sprott Lithium Miners ETF
Diversified Metals & Mining	$30,174	Asset Approach	Estimated Recoverable Proceeds	$0.08-0.25	Increase
Sprott Uranium Miners ETF
Machinery-Construction & Mining	$0	Asset Approach	Estimated Recoverable Proceeds	$0.00	Increase
Sprott Junior Uranium ETF
Machinery-Construction & Mining	$0	Asset Approach	Estimated Recoverable Proceeds	$0.00	Increase
Sprott Junior Copper Miners ETF
Copper Mining	$6,497	Asset Approach	Estimated Recoverable Proceeds	$0.10	Increase
Sprott Nickel Miners ETF
Diversified Metals & Mining	$3,209	Asset Approach	Estimated Recoverable Proceeds	$0.01	Increase

C. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded with a specific identification cost method. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis. Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.

D. Dividends and Distributions to Shareholders

Dividends from net investment income for each Fund, if any, are declared and paid annually or as the Board may determine from time to time. Net realized capital gains earned by the Funds, if any, are distributed at least annually.

E. Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments in the Statement of Operations, when applicable.

3. PRINCIPAL RISKS

A. Authorized Participant Concentration Risk

Only an Authorized Participant may engage in creation or redemption transactions directly with a Fund. Each Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to a Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

B. Commodity Exposure Risk

Each Fund invests in companies primarily engaged in the mining or processing of a commodity, the stock price of which may be subject to the risks associated with that commodity. A particular commodity is subject to the special risks including: (1) the price of the commodity may be subject to

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Notes to Financial Statements and Financial Highlights	December 31, 2024

wide fluctuation; (2) the market for the commodity is relatively limited; (3) the sources of the commodity are concentrated in countries that have the potential for instability; and (4) the market for the commodity is unregulated. The price of the commodity can be significantly affected by central bank operations, events relating to international political developments, the success of exploration projects, adverse environmental developments and tax and government regulations.

C. Currency Risk

Currencies and securities denominated in foreign currencies may be affected by changes in exchange rates between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may fluctuate in response to interest rate changes, the general economic conditions of a country, the actions of the U.S. and foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, other political or regulatory conditions in the U.S. or abroad, speculation, or other factors. A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of the Fund’s investments in that foreign currency and investments denominated in that foreign currency.

D. Cybersecurity and Disaster Recovery Risks

Information and technology systems relied upon by a Fund, the Adviser or Sub-Adviser, a Fund’s other service providers (including, but not limited to, a Fund Accountant, Custodian, Transfer Agent, Administrator, Distributor and index providers), market makers, Authorized Participants, financial intermediaries and/or the issuers of securities in which a Fund invests may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, security breaches, usage errors, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. Although the Adviser and a Fund’s other service providers have implemented measures to manage risks relating to these types of events, if these systems are compromised, become inoperable for extended periods of time or cease to function properly, significant investment may be required to fix or replace them. The failure of these systems and/or of disaster recovery plans could cause significant interruptions in the operations of a Fund’s, the Adviser, the Sub-Adviser, a Fund’s other service providers, market makers, Authorized Participants, financial intermediaries and/or issuers of securities in which a Fund invests and may result in a failure to maintain the security, confidentiality or privacy of sensitive data, impact a Fund’s ability to calculate its net asset value or impede trading. Such a failure could also harm the reputation of a Fund, the Adviser, a Fund’s other service providers, market makers, Authorized Participants, financial intermediaries and/or issuers of securities in which a Fund invests, subject such entities and their respective affiliates to legal claims or otherwise affect their business and financial performance.

E. Depositary Receipt Risk

A Fund may hold the securities of non-U.S. companies in the form of ADRs. ADRs are negotiable certificates issued by a U.S. financial institution that represent a specified number of shares in a foreign stock and trade on a U.S. national securities exchange. Sponsored ADRs are issued with the support of the issuer of the foreign stock underlying the ADRs and carry all of the rights of common shares, including voting rights. The underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Issuers of unsponsored depositary receipts are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored depositary receipt. The underlying securities of the ADRs in a Fund’s portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of a Fund’s portfolio. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of a Fund.

F. Early Close/Trading Halt Risk

An exchange or market may close early or issue trading halts on specific securities or financial instruments. The ability to trade certain securities or financial instruments may be restricted, which may disrupt a Fund’s creation and redemption process, potentially affect the price at which a Fund’s shares trade in the secondary market, and/or result in a Fund being unable to trade certain securities or financial instruments. In these circumstances, a Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses.

G. Emerging Markets Securities Risk

Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Investments in debt securities of foreign governments present special risks, including the fact that issuers may be unable or unwilling to repay principal and/or interest when due in accordance with the terms of such debt, or may be unable to make such repayments when due in the currency required under the terms of the debt. Political, economic and social events also may have a greater impact on the price of debt securities issued by foreign governments than on the price of U.S. securities. In addition, brokerage and other transaction costs on foreign securities exchanges are often higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries. Differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards could impede the Adviser’s ability to evaluate local companies and impact a Fund’s

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Notes to Financial Statements and Financial Highlights	December 31, 2024

performance. Investments in securities of issuers in emerging markets may also be exposed to risks related to a lack of liquidity, greater potential for market manipulation, issuers’ limited reliable access to capital, and foreign investment structures. Additionally, a Fund may have limited rights and remedies available to it to pursue claims against issuers in emerging markets.

H. Critical Materials Risk

Production and cost estimates of companies mining critical materials are dependent on many factors including but not limited to, mine commissioning, the accuracy of mineral resources, mine planning and scheduling, the accuracy of ore grades, ground conditions and mine stability, ore characteristics, the accuracy of the estimated rates and costs of mining, ore haulage, barging and shipping. Other factors that may affect production and costs include: industrial accidents; natural phenomena such as weather conditions, floods, rock slides and earthquakes; changes in fuel and power costs and potential fuel and power shortages; shortages of and cost of supplies, labor costs, shortages or strikes, civil unrest and restrictions or regulations imposed by government agencies or other changes in the regulatory environment.

I. Equity Securities Risk

The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. A stock or stocks selected for the Fund’s portfolio may fail to perform as expected. A value stock may decrease in price or may not increase in price as anticipated by the portfolio managers if other investors fail to recognize the company’s value or the factors that the portfolio managers believe will cause the stock price to increase do not occur.

J. Exchange Traded Funds

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Funds will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which the Funds invest is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk as well as risks associated with fixed-income securities.

K. Fluctuation of Net Asset Value

The NAV of a Fund’s shares will generally fluctuate with changes in the market value of a Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for shares on the NYSE Arca. The Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of each Fund’s respective Underlying Index trading individually or in the aggregate at any point in time.

L. Foreign Securities Risk

A foreign government may expropriate a Fund’s assets. Political, social or economic instability in a foreign country in which the Fund invests may cause the value of the Fund’s investments to decline. These risks associated with non-U.S. securities are more likely in the securities of companies located in emerging markets.

M. Frontier Markets Risk

Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid, and as a result, may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed and traditional emerging markets. Investments in frontier markets may be subject to a greater risk of loss than investments in more developed and traditional emerging markets. Frontier markets often have less uniformity in accounting and reporting requirements, unreliable securities valuations and greater risk associated with custody of securities. Economic, political, illiquidity and currency risks may be more pronounced with respect to investments in frontier markets than in emerging markets.

N. Geographic Concentration Risk

To the extent a Fund’s Underlying Index and that Fund are significantly comprised of securities of issuers from a single country, a Fund would be more likely to be impacted by events or conditions affecting that country.

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Notes to Financial Statements and Financial Highlights	December 31, 2024

O. Index Performance Risk

There can be no guarantee or assurance that the methodology used to create the Index will result in a Fund achieving positive returns. Further, there can be no guarantee that the methodology underlying the Index, or the daily calculation of the Index will be free from error. It is also possible that the value of the Index may be subject to intentional manipulation by third-party market participants. The Index used by a Fund may underperform other asset classes and may underperform other similar indices. Each of these factors could have a negative impact on the performance of a Fund.

P. Index Tracking Risk

A Fund’s return may not match or achieve a high degree of correlation with the return of the Index for a number of reasons, including operating expenses incurred by a Fund not applicable to the Index, costs in buying and selling securities, asset valuation differences and differences between a Fund’s portfolio and the Index resulting from legal restrictions, cash flows or operational inefficiencies. To the extent a Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if a Fund sought to replicate the Index.

Q. Industry Concentration Risk

If a Fund’s assets are concentrated in an industry or group of industries, a Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.

R. Liquidity Risk

Foreign stock exchanges generally have less volume than U.S. stock exchanges. Therefore, it may be more difficult to buy or sell shares of foreign securities, which increases the volatility of share prices on such markets. Additionally, trading on foreign stock markets may involve longer settlement periods and higher transaction costs.

S. Market and Geopolitical Risk

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. The COVID-19 global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions had negative impacts, and in many cases severe negative impacts, on markets worldwide.

T. Micro-Capitalization Company Risk

Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro-cap companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources and may lack management depth. In addition, there may be less public information available about these companies. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, it may take a long time before a Fund realizes a gain, if any, on an investment in a micro-cap company.

U. Mining Industry Risk

Companies in the mining industry are susceptible to fluctuations in worldwide metal prices and extraction and production costs. In addition, mining companies may have significant operations in areas at risk for social and political unrest, security concerns and environmental damage. These companies may also be at risk for increased government regulation and intervention. Such risks may adversely affect the issuers to which a Fund has exposure.

V. Non-Diversified Fund Risk

Each Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

W. Operational Risk

An investor’s ability to transact in shares of a Fund or the valuation of an investor’s investment may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third party service providers or trading counterparties. Although a Fund attempts to minimize

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Notes to Financial Statements and Financial Highlights	December 31, 2024

such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect a Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. A Fund and its shareholders could be negatively impacted as a result.

X. Passive Investment Risk

The Funds are not actively managed, and the Sub-Adviser generally does not attempt to take defensive positions under any market conditions, including declining markets. As each Fund will not fully replicate the Underlying Index, it is subject to the risk that the Sub-Adviser’s investment strategy may not produce the intended results.

Y. Rare Earth and Critical Materials Companies Risk

A Fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition of Rare Earth and Critical Materials Companies. Rare Earth and Critical Materials are industrial metals that are typically mined as by-products or secondary metals in operations focused on precious metals and base metals. Compared to base metals, they have more specialized uses. Rare Earth metals (or rare earth elements) are a collection of chemical elements that are crucial to many of the world’s most advanced technologies. Consequently, the demand for Rare Earth and Critical Materials has strained supply, which has the potential to result in a shortage of such materials which could adversely affect the companies in a Fund’s portfolio. Companies involved in the various activities that are related to the mining, production, recycling, mineral sands, processing and/or refining of rare earth and critical materials tend to be small-, medium- and micro-capitalization companies with volatile share prices, are highly dependent on the price of Rare Earth and Critical Materials, which may fluctuate substantially over short periods of time.

Z. Restricted Securities Risk

A Fund may invest in restricted securities. Restricted securities have contractual or legal restrictions on their resale. They may include private placement securities that the Fund buys directly from the issuer. Private placement and other restricted securities may not be listed on an exchange and may have no active trading market. Restricted securities may be illiquid. A Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. The Fund may get only limited information about the issuer, so it may be less able to predict a loss.

AA. Securities Lending Risk

Although a Fund will receive collateral in connection with all loans of its securities holdings, a Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by a Fund). In addition, each Fund will bear the risk of loss of any cash collateral that it invests.

BB. Small- and Mid-Capitalization Company Risk

Smaller and mid-size companies often have a more limited track record, narrower markets, less liquidity, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result, their performance can be more volatile, which may increase the volatility of the Fund’s portfolio.

CC. Tax Risk

A Fund is subject to the risk that it could fail to qualify as a regulated investment company under the Internal Revenue Code, as amended (the “Code”) if it derives more than 10% its gross income from investment in gold bullion or other precious metals. Failure to qualify as a regulated investment company would result in consequences to a Fund and its shareholders. In order to ensure that it qualifies as a regulated investment company, the Fund may be required to make investment decisions that are less than optimal or forego the opportunity to realize gains.

DD. Trading Risk

Although Fund shares are listed for trading on the NYSE Arca, Inc. or The Nasdaq Stock Market, LLC., there can be no assurance that an active trading market for such shares will develop or be maintained. Secondary market trading in a Fund’s shares may be halted by the exchange because of market conditions or for other reasons. In addition, trading in a Fund’s shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of a Fund’s shares will continue to be met or will remain unchanged.

EE. Valuation Risk

The risk that a Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid.

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Notes to Financial Statements and Financial Highlights	December 31, 2024

4. TAXES

A. Federal Tax and Tax Basis Information

The timing and character of income and capital gain are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Funds’ capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the fiscal year ended December 31, 2024, the following reclassifications, which had no impact on results of operations or net assets, were recorded to reflect permanent tax differences resulting primarily from in-kind transactions:

Fund	Paid-in Capital	Total Distributable Earnings
Sprott Gold Miners ETF	$5,378,863	$(5,378,863)
Sprott Junior Gold Miners ETF	4,594,554	(4,594,554)
Sprott Critical Materials ETF	93,333	(93,333)
Sprott Lithium Miners ETF	(1,199)	1,199
Sprott Uranium Miners ETF	74,100,311	(74,100,311)
Sprott Junior Uranium Miners ETF	5,617,638	(5,617,638)
Sprott Junior Copper Miners ETF	1,255,909	(1,255,909)
Sprott Nickel Miners ETF	101,657	(101,657)
Sprott Copper Miners ETF*	321,453	(321,453)

*	Represents the period from inception to December 31, 2024

The tax character of the distributions paid during the fiscal years ended December 31, 2024 and 2023 were as follows:

	Ordinary Income	Return of Capital
December 31, 2024
Sprott Gold Miners ETF	$2,414,214	$89,219
Sprott Junior Gold Miners ETF	6,186,913	1,318,307
Sprott Critical Materials ETF	607,102	16,178
Sprott Lithium Miners ETF	380,877	–
Sprott Uranium Miners ETF	45,317,872	–
Sprott Junior Uranium Miners ETF	10,634,050	–
Sprott Junior Copper Miners ETF	1,073,985	–
Sprott Nickel Miners ETF	286,194	–
Sprott Copper Miners ETF*	594,530	–

*	Represents period from inception to December 31, 2024

Ordinary Income
December 31, 2023
Sprott Gold Miners ETF	$3,155,482
Sprott Junior Gold Miners ETF	4,642,444
Sprott Critical Materials ETF*	323,891
Sprott Lithium Miners ETF*	126,824
Sprott Uranium Miners ETF	58,473,309
Sprott Junior Uranium Miners ETF*	7,435,412
Sprott Junior Copper Miners ETF*	104,811
Sprott Nickel Miners ETF*	249,073

*	Represents period from inception to December 31, 2023

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Notes to Financial Statements and Financial Highlights	December 31, 2024

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of December 31, 2024, the following amounts are available as carry forwards to the next tax year:

Fund	Short-Term	Long-Term
Sprott Gold Miners ETF	$68,543,825	$25,471,817
Sprott Junior Gold Miners ETF	37,090,482	21,520,088
Sprott Critical Materials ETF	565,072	758,255
Sprott Lithium Miners ETF	587,941	798,660
Sprott Uranium Miners ETF	34,323,106	45,361,417
Sprott Junior Uranium Miners ETF	12,178,153	875,575
Sprott Junior Copper Miners ETF	610,845	69,323
Sprott Nickel Miners ETF	1,085,277	275,477
Sprott Copper Miners ETF*	937,685	–

*	The Sprott Copper Miners ETF commenced operations on March 5, 2024

Capital loss carryovers used during the period ended December 31, 2024 were as follows:

Sprott Gold Miners ETF	$3,199,635
Sprott Junior Gold Miners ETF	$16,221,717

As of December 31, 2024, the components of distributable earnings on a tax basis for the Funds were as follows:

	Accumulated net investment income	Accumulated net realized loss on investments	Other accumulated differences		Net unrealized appreciation/(depreciation) on investments	Total
Sprott Gold Miners ETF	$–	$(94,015,642)	$–		$26,954,923	$(67,060,719)
Sprott Junior Gold Miners ETF	–	(58,610,570)	–		(1,407,849)	(60,018,419)
Sprott Critical Materials ETF	–	(1,323,327)	(316,249	)**	(3,972,183)	(5,611,759)
Sprott Lithium Miners ETF	–	(1,386,601)	(204,563	)**	(3,829,029)	(5,420,193)
Sprott Uranium Miners ETF	–	(79,684,523)	(42,502,390	)**	(21,042,719)	(143,229,632)
Sprott Junior Uranium Miners ETF	–	(13,053,728)	(8,731,936	)**	(50,498,971)	(72,284,635)
Sprott Junior Copper Miners ETF	312,544	(680,168)	–		(1,758,751)	(2,126,375)
Sprott Nickel Miners ETF	119,236	(1,360,754)	–		(2,698,201)	(3,939,719)
Sprott Copper Miners ETF*	67,270	(937,685)	–		(3,142,291)	(4,012,706)

*	The Sprott Copper Miners ETF commenced operations on March 5, 2024

**	The Fund elected to defer net late-year specific losses. Net late-year specific losses incurred after October 31 and within the taxable year, are deemed to arise on the first day of the Fund’s next taxable year.

As of December 31, 2024, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	Gross appreciation (excess of value over tax cost)	Gross depreciation (excess of tax cost over value)	Net appreciation (depreciation) of foreign currency	Net unrealized appreciation (depreciation)	Cost of investments for income tax purposes
Sprott Gold Miners ETF	$36,624,517	$(9,669,594)	$–	$26,954,923	$217,740,303
Sprott Junior Gold Miners ETF	14,297,736	(15,705,558)	(27)	(1,407,849)	117,828,993
Sprott Critical Materials ETF	1,548,552	(5,512,923)	(7,812)	(3,972,183)	36,163,704
Sprott Lithium Miners ETF	87,514	(3,916,543)	–	(3,829,029)	10,282,386
Sprott Uranium Miners ETF	194,725,481	(215,767,775)	(425)	(21,042,719)	1,534,595,420
Sprott Junior Uranium Miners ETF	5,578,249	(56,077,023)	(197)	(50,498,971)	308,058,281
Sprott Junior Copper Miners ETF	74,483	(1,833,323)	89	(1,758,751)	14,438,391
Sprott Nickel Miners ETF	19,390	(2,717,639)	48	(2,698,201)	11,988,211
Sprott Copper Miners ETF*	308,580	(3,450,841)	(30)	(3,142,291)	27,938,322

*	The Sprott Copper Miners ETF commenced operations on March 5, 2024

53 | December 31, 2024

Sprott ETFs

Notes to Financial Statements and Financial Highlights	December 31, 2024

The differences between book-basis and tax-basis are primarily due to Passive Foreign Investment Company adjustments and the deferral of losses from wash sales.

B. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Each Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the year ended December 31, 2024, the Funds did not have a liability for any unrecognized tax benefits. Each Fund files U.S. federal, state, and local tax returns as required. Each Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years for the Funds have incorporated no uncertain tax positions that require a provision for income taxes.

5. LENDING OF PORTFOLIO SECURITIES

The Funds have entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Funds’ lending agent. The Funds may lend their portfolio securities only to borrowers that are approved by SSB. Each Fund limits such lending to not more than 33 1/3% of the value of its total assets. Each Fund’s securities held at SSB as custodian shall be available to be lent except those securities the Fund, the Adviser, or the Sub-Adviser specifically identifies in writing as not being available for lending. The borrower pledges and maintains with each Fund collateral consisting of cash (U.S. Dollars only) and/or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The initial collateral received by each Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S. equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to each Fund on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in each Fund’s Schedule of Investments and is reflected in the Statements of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in a Fund’s Statements of Assets and Liabilities as it is held by the lending agent on behalf of each Fund, and each Fund does not have the ability to re-hypothecate these securities. Income, less associated fees and expenses, earned by each Fund from securities lending activity is disclosed in the Statement of Operations.

Pursuant to the current securities lending agreement, each Fund retains 80% of securities lending income (which excludes collateral investment expenses). Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. SSB bears all operational costs directly related to securities lending.

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2024:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Sprott Gold Miners ETF	$2,563,718	$2,647,813	$17,772	$2,665,585
Sprott Junior Gold Miners ETF	5,351,447	5,042,503	624,017	5,666,520
Sprott Critical Materials ETF	2,524,108	1,530,301	1,130,729	2,661,030
Sprott Lithium Miners ETF	898,604	242,934	749,228	992,162
Sprott Uranium Miners ETF	232,462,392	105,192,901	142,889,728	248,082,629
Sprott Junior Uranium Miners ETF	27,467,151	18,453,732	10,920,579	29,374,311
Sprott Junior Copper Miners ETF	724,407	272,910	486,900	759,810
Sprott Nickel Miners ETF	726,108	736,827	43,104	779,931
Sprott Copper Miners ETF	3,304,709	1,256,617	2,310,493	3,567,110

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Funds could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

54 | December 31, 2024

Sprott ETFs

Notes to Financial Statements and Financial Highlights	December 31, 2024

Sprott Gold Miners ETF	Remaining contractual maturity of the agreements

Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$2,647,813	$–	$–	$–	$2,647,813
Total Borrowings					2,647,813
Gross amount of recognized liabilities for securities lending (collateral received)					2,647,813

Sprott Junior Gold Miners ETF	Remaining contractual maturity of the agreements

Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$5,042,503	$–	$–	$–	$5,042,503
Total Borrowings					5,042,503
Gross amount of recognized liabilities for securities lending (collateral received)					5,042,503

Sprott Critical Materials ETF	Remaining contractual maturity of the agreements

Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$1,530,301	$–	$–	$–	$1,530,301
Total Borrowings					1,530,301
Gross amount of recognized liabilities for securities lending (collateral received)					1,530,301

Sprott Lithium Miners ETF	Remaining contractual maturity of the agreements

Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$242,934	$–	$–	$–	$242,934
Total Borrowings					242,934
Gross amount of recognized liabilities for securities lending (collateral received)					242,934

Sprott Uranium Miners ETF	Remaining contractual maturity of the agreements

Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$105,192,901	$–	$–	$–	$105,192,901
Total Borrowings					105,192,901
Gross amount of recognized liabilities for securities lending (collateral received)					105,192,901

Sprott Junior Uranium Miners ETF	Remaining contractual maturity of the agreements

Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$18,453,732	$–	$–	$–	$18,453,732
Total Borrowings					18,453,732
Gross amount of recognized liabilities for securities lending (collateral received)					18,453,732

Sprott Junior Copper Miners ETF	Remaining contractual maturity of the agreements

Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$272,910	$–	$–	$–	$272,910
Total Borrowings					272,910
Gross amount of recognized liabilities for securities lending (collateral received)					272,910

Sprott Nickel Miners ETF	Remaining contractual maturity of the agreements

Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$736,827	$–	$–	$–	$736,827
Total Borrowings					736,827
Gross amount of recognized liabilities for securities lending (collateral received)					736,827

55 | December 31, 2024

Sprott ETFs

Notes to Financial Statements and Financial Highlights	December 31, 2024

Sprott Copper Miners ETF	Remaining contractual maturity of the agreements

Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$1,256,617	$–	$–	$–	$1,256,617
Total Borrowings					1,256,617
Gross amount of recognized liabilities for securities lending (collateral received)					1,256,617

6. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

A. Advisory and Sub-Advisory Fees

The Adviser serves as the Funds’ investment adviser pursuant to an Investment Advisory Agreement with the Trust on behalf of each Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, each Fund pays the Adviser an annual management fee for the services and facilities it provides, payable on a monthly basis as a percentage of the relevant Fund’s average daily net assets as set out below.

Fund	Advisory Fee
Sprott Gold Miners ETF	0.35%
Sprott Junior Gold Miners ETF	0.35%
Sprott Critical Materials ETF	0.65%
Sprott Lithium Miners ETF	0.65%
Sprott Uranium Miners ETF*	0.75%
Sprott Junior Uranium Miners ETF	0.80%
Sprott Junior Copper Miners ETF	0.75%
Sprott Nickel Miners ETF	0.75%
Sprott Copper Miners ETF	0.65%

*	Effective April 1, 2024 the fund reduced the advisory fee to 0.75%. Prior to this date, the fee was 0.85% of assets up to $500 million, 0.80% of assets up to $1 billion, and 0.70% on assets greater than $1 billion. For the year ended December 31, 2024, the advisory fees incurred by the Fund is disclosed in the statement of operations.

The Sub-Adviser serves as each Fund’s sub-adviser pursuant to a sub-advisory agreement with the Adviser and the Trust (the ‘‘Sub-Advisory Agreement’’). Pursuant to the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a sub-advisory fee out of the Adviser’s advisory fee for the services it provides. The fee is payable on a monthly basis at the annual rate of the relevant Fund’s average daily net assets as set out below:

Average Assets*	Sub-Advisory Fee**
Up to $250 million	0.04%
$250 million-$500 million	0.03%
Above $500 million	0.02%

*	Subject to the following annual minimums per fund sub-advised by the Sub-Adviser for Sprott: (i) first two funds: $40,000 per fund; (ii) additional funds: $30,000 per fund.

**	Annual rate stated as a percentage of the average daily net assets of the Funds.

56 | December 31, 2024

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Notes to Financial Statements and Financial Highlights	December 31, 2024

B. Fee Waiver Arrangement

For the Sprott Gold Miners ETF and the Sprott Junior Gold Miners ETF, the Adviser is paid a monthly management fee at an annual rate (stated as a percentage of the average daily net assets of each Fund) of 0.35%. The Adviser has contractually agreed to waive the management fee, and/or reimburse expenses so that total annual operating expenses of these funds after fee waiver/expense reimbursements (not including distribution (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of 0.50% of the Funds' average daily net assets through April 30, 2025. The Adviser will be permitted to recover expenses it has borne to the extent that the Funds expenses in later periods fall below the annual rates set forth in the expense agreement. These Funds' fee waiver/expense reimbursement arrangements with the Adviser permit the Adviser to recapture only if any such recapture payments do not cause the Funds’ expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. The Funds will not be obligated to pay any such deferred fees and expenses more than three years after the particular date in which the fees and expenses was deferred. This expense agreement may only be terminated by the Board of Trustees of Sprott Funds Trust.

For the year ended December 31, 2024, the fees waived and recoupment of previously waived fees were as follows:

	Fees waived by Advisor	Expense Recoupment of Previously Waived Fees
Sprott Gold Miners ETF	$4,459	$84,781
Sprott Junior Gold Miners ETF	30,073	29,264

As of December 31, 2024, the balance of recoupable expenses for the Funds were as follows:

	Expires December 31, 2025	Expires December 31, 2026	Expires December 31, 2027
Sprott Gold Miners ETF	$–	$679	$4,459
Sprott Junior Gold Miners ETF	210,117	114,455	30,073

C. Unitary Fee Arrangement

Under the Investment Advisory Agreement for all of the Sprott Critical Materials ETFs, the Adviser has agreed to pay all expenses incurred by each such Fund except for the fee paid to the Adviser, interest, taxes, brokerage commissions and other expenses incurred in placing or settlement of orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

7. TRUSTEES OF THE TRUST

The Board consists of five Trustees, four of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (“Independent Trustees”), and one of whom is an interested person. Each current Independent Trustee is paid an annual retainer of $65,000 for his or her services as a Board member to the Trust and another trust in the fund complex, together with out-of-pocket expenses in accordance with the Board’s policy on travel and other business expenses relating to attendance at meetings.

57 | December 31, 2024

Sprott ETFs

Notes to Financial Statements and Financial Highlights	December 31, 2024

8. PURCHASES AND SALES OF SECURITIES

For the twelve months ended December 31, 2024, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
Sprott Gold Miners ETF	$201,287,284	$199,177,508
Sprott Junior Gold Miners ETF	73,108,826	74,630,170
Sprott Critical Materials ETF	8,124,896	7,518,891
Sprott Lithium Miners ETF	3,148,653	2,928,854
Sprott Uranium Miners ETF	292,649,213	331,074,412
Sprott Junior Uranium Miners ETF	94,394,031	98,087,454
Sprott Junior Copper Miners ETF	8,137,450	6,908,605
Sprott Nickel Miners ETF	5,104,628	3,931,087
Sprott Copper Miners ETF*	11,622,895	9,963,365

For the twelve months ended December 31, 2024, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
Sprott Gold Miners ETF	$4,658,088	$22,251,601
Sprott Junior Gold Miners ETF	1,687,531	17,042,096
Sprott Critical Materials ETF	22,137,468	956,074
Sprott Lithium Miners ETF	4,469,410	–
Sprott Uranium Miners ETF	277,714,983	264,187,567
Sprott Junior Uranium Miners ETF	162,582,314	46,895,062
Sprott Junior Copper Miners ETF	12,223,391	6,191,210
Sprott Nickel Miners ETF	14,281,757	5,244,481
Sprott Copper Miners ETF*	26,548,757	1,444,574

For the twelve months ended December 31, 2024, the net realized gains/(losses) on in-kind transactions were as follow:

Fund	Net Realized Gain/(Loss)
Sprott Gold Miners ETF	$5,555,683
Sprott Junior Gold Miners ETF	5,230,173
Sprott Critical Materials ETF	138,837
Sprott Lithium Miners ETF	–
Sprott Uranium Miners ETF	103,181,769
Sprott Junior Uranium Miners ETF	14,097,135
Sprott Junior Copper Miners ETF	1,438,095
Sprott Nickel Miners ETF	154,988
Sprott Copper Miners ETF*	321,453

*	Represents the activities since inception through December 31, 2024.

Gains on in-kind transactions are not considered taxable for federal income tax purposes and losses on in-kind transactions are also not deductible for tax purposes.

9. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 10,000 Shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of each Fund on the transaction date. Cash may be substituted for the equivalent value of certain securities, generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

58 | December 31, 2024

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Notes to Financial Statements and Financial Highlights	December 31, 2024

10. RELATED PARTY TRANSACTIONS

Each Fund may engage in cross trades with other funds in the Trust pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which the Adviser serves as the investment adviser. The Board has adopted procedures that apply to transactions between the funds of the Trust pursuant to Rule 17a-7. It has been reported to the Board that these transactions related to cross trades during the period complied with the requirements set forth by Rule 17a-7 and the Trust’s procedures.

Transactions related to cross trades during the period ended December 31, 2024 were as follows:

Fund	Purchase Cost Paid	Sale Proceeds Received	Realized Gain/(Loss) on Sales
Sprott Gold Miners ETF	$–	$3,269,112	$(697,120)
Sprott Junior Gold Miners ETF	–	–	–
Sprott Critical Materials ETF	244,572	374,310	(79,645)
Sprott Lithium Miners ETF	–	–	–
Sprott Uranium Miners ETF	6,793,710	752,237	(1,668,293)
Sprott Junior Uranium Miners ETF	838,718	7,024,363	(511,299)
Sprott Junior Copper Miners ETF	66,412	484,000	(18,429)
Sprott Nickel Miners ETF	286,247	–	–
Sprott Copper Miners ETF*	471,763	66,412	(12,514)

*	Represents the purchase and sales since inception through December 31, 2024.

11. RECENT ACCOUNTING STANDARDS

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Funds have evaluated their business activities and determined that they each operate as a single reportable segment.

The Adviser is deemed to be the Chief Operating Decision Maker ("CODM"). The Adviser is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Adviser evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

12. SUBSEQUENT EVENTS

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events that occurred between December 31, 2024 and the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

59 | December 31, 2024

Sprott ETFs

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees

of Sprott Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Sprott Gold Miners ETF, Sprott Junior Gold Miners ETF, Sprott Critical Materials ETF (formerly known as Sprott Energy Transition Materials ETF), Sprott Lithium Miners ETF, Sprott Uranium Miners ETF, Sprott Junior Uranium Miners ETF, Sprott Junior Copper Miners ETF, Sprott Nickel Miners ETF and Sprott Copper Miners ETF (the “Funds”), each a series of Sprott Funds Trust (the “Trust”), including the schedules of investments, as of December 31, 2024, the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of December 31, 2024, the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds constituting Sprott Funds Trust	Statements of operations	Statements of changes in net assets	Financial highlights
Sprott Gold Miners ETF, Sprott Junior Gold Miners ETF	For the year ended December 31, 2024.	For each of the two years in the period ended December 31, 2024.	For each of the four years in the period ended December 31, 2024, for the period December 1, 2020 through December 31, 2020 and for the year ended November 30, 2020.

Sprott Critical Materials ETF (formerly known as Sprott Energy Transition Materials ETF), Sprott Lithium Miners ETF, Sprott Junior Uranium Miners ETF, Sprott Junior Copper Miners ETF	For the year ended December 31, 2024.	For the year ended December 31, 2024 and for the period February 1, 2023 (commencement of operations) through December 31, 2023.	For the year ended December 31, 2024 and for the period February 1, 2023 (commencement of operations) through December 31, 2023.

Sprott Uranium Miners ETF	For the year ended December 31, 2024.	For each of the two years in the period ended December 31, 2024.	For each of the two years in the period ended December 31, 2024, the period September 1, 2022 through December 31, 2022 and for the year ended August 31, 2022.

Sprott Nickel Miners ETF	For the year ended December 31, 2024.	For the year ended December 31, 2024 and for the period March 21, 2023 (commencement of operations) through December 31, 2023.	For the year ended December 31, 2024 and for the period March 21, 2023 (commencement of operations) through December 31, 2023.

Sprott Copper Miners ETF	For the period March 5, 2024 (commencement of operations) through December 31, 2024.	For the period March 5, 2024 (commencement of operations) through December 31, 2024.	For the period March 5, 2024 (commencement of operations) through December 31, 2024.

With respect to Sprott Uranium Miners ETF, the financial highlights for the year ended August 31, 2021, and for the period from December 3, 2019 (commencement of operations) through August 31, 2020, have been audited by other auditors, whose report dated October 29, 2021 expressed unqualified opinions on such statement and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2019.

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Report of Independent Registered Public Accounting Firm

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

February 28, 2025

61 | December 31, 2024

Sprott ETFs

Additional Information (Unaudited)	December 31, 2024

TAX INFORMATION

Pursuant to Section 853(c) of the Internal Revenue Code, the Funds designated the following for the calendar year ended December 31, 2024:

	Foreign Taxes Paid	Foreign Source Income
Sprott Gold Miners ETF	$454,668	$3,236,884
Sprott Junior Gold Miners ETF	$22,883	$425,252
Sprott Uranium Miners ETF	$90,791	$17,341,104
Sprott Critical Materials ETF	$6,595	$171,667
Sprott Junior Uranium Miners ETF	$0	$19,251
Sprott Lithium Miners ETF	$2,150	$69,417
Sprott Junior Copper Miners ETF	$6,805	$148,596
Sprott Nickel Miners ETF	$17,064	$228,974
Sprott Copper Miners ETF	$10,893	$172,003

The Funds designate the following for federal income tax purposes for distributions made during the calendar year ended December 31, 2024:

	QDI	DRD
Sprott Gold Miners ETF	100.00%	34.10%
Sprott Junior Gold Miners ETF	3.56%	0.00%
Sprott Uranium Miners ETF	34.94%	0.00%
Sprott Critical Materials ETF	26.46%	5.26%
Sprott Junior Uranium Miners ETF	0.00%	0.00%
Sprott Lithium Miners ETF	16.35%	2.11%
Sprott Junior Copper Miners ETF	5.90%	0.00%
Sprott Nickel Miners ETF	65.85%	0.00%
Sprott Copper Miners ETF	21.68%	10.74%

In early 2025, if applicable, shareholders of record received this information for the distribution paid to them by the Funds during the calendar year 2024 via Form 1099. The Funds will notify shareholders in early 2026 of amounts paid to them by the Funds, if any, during the calendar year 2025.

62 | December 31, 2024

Sprott ETFs

Changes in and Disagreements with Accountants for Open-End Management Investment Companies	December 31, 2024

Nothing to report.

63 | December 31, 2024

Sprott ETFs

Proxy Disclosures for Open-End Management Investment Companies	December 31, 2024

No matters were submitted to the shareholders of the Funds for their vote during this reporting period.

64 | December 31, 2024

Sprott ETFs

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	December 31, 2024

Included in the Financial Statements - see Statement of Operations.

65 | December 31, 2024

Sprott ETFs

Statement Regarding Basis for Approval of Investment Advisory Contract	December 31, 2024 (Unaudited)

Board Approval of Investment Advisory and Sub-Advisory Agreements for the Sprott Silver Miners & Physical Silver ETF

The Board of Trustees (the “Board”) of Sprott Funds Trust (the “Trust”) on behalf of its series, Sprott Silver Miners & Physical Silver ETF (the “Fund”) met in person at a regularly scheduled meeting on June 7, 2024, in Watch Hill, Rhode Island, for purposes of, among other things, considering whether it would be in the best interests of the Fund and its shareholders for the Board to approve the Amended and Restated Investment Advisory Agreement by and between the Fund and Sprott Asset Management USA, Inc. (“SAM USA” or the “Adviser”) (the “Advisory Agreement”), and the Amended Sub-Advisory Agreement by and among the Fund, SAM USA and ALPS Advisors, Inc. (“ALPS” or the “Sub-Adviser”) (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”). SAM USA together with ALPS are collectively referred to as the “Advisers.”

In connection with the Board’s review of the Agreements, the Trustees who are not “interested persons” of the Fund within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”) (collectively, the “Independent Trustees”) requested, and the Advisers provided the Board with, information about a variety of matters, including, without limitation, the following information:

●	Nature, extent and quality of services to be provided by the Advisers, including background information on the qualifications and experience of key professional of the Advisers’ personnel that provide services to the Fund;

●	Fee charged to and expenses of the Fund, including comparative fee and expense information for registered investment companies similar to the Fund;

●	Costs of the services provided, and expected profits to be realized by the Advisers, if any; and

●	Economies of scale.

At the meeting, the Board, including the Independent Trustees determined that the continuation of the Agreements was in the best interests of the Fund in light of the services, personnel, expenses and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment and approved them.

To reach this determination, the Board considered its duties under the 1940 Act as well as under the general principles of state law in reviewing and approving advisory contracts; the fiduciary duty of investment advisers with respect to advisory agreements and the receipt of investment advisory compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of each of the Agreements, the Independent Trustees received materials in advance of the Board meeting from the Advisers. The Board applied its business judgment to determine whether the arrangements by and among the Fund, SAM USA and ALPS are reasonable business arrangements from the Fund’s perspective as well as from the perspective of its respective shareholders.

Nature, Extent and Quality of Services Provided

Sprott Asset Management USA, Inc.

The Board noted that the Adviser manages approximately $4.6 billion in assets of December 31, 2023, and provides investment management services on a discretionary basis to its clients, which include individuals and institutions with separately managed accounts. The Board further noted that the Adviser and the predecessor investment adviser of the Fund were each wholly-owned subsidiaries of Sprott, Inc. The Board reviewed the credentials of the key investment personnel that would be responsible for servicing the Fund, noting that each had considerable experience in the asset management industry. The Board discussed the responsibilities of the Adviser with respect to the Fund, including compliance, analysis and certain administrative services. The Board reviewed the Adviser’s research capabilities and the quality of its compliance infrastructure. The Board discussed the Adviser’s oversight of the Sub-Adviser, which included oversight of the Sub Adviser’s adherence to the Fund’s investment strategies and restrictions, trading, and compliance monitoring. The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to perform its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by the Adviser to the Fund would be satisfactory.

ALPS Advisors, Inc.

The Board reviewed materials provided by the Sub-Adviser, which included a description of any material changes to its business operations since the Board last reviewed the Sub-Advisory Agreement. The Board reviewed the background information of key investment personnel responsible for the servicing the Fund, considering their education and financial industry experience. The Board discussed the responsibilities of the Sub-Adviser with respect to the Fund noting that the Sub-Adviser was responsible for monitoring and taking action on any events which would require trading in order to keep the Fund in line with its respective benchmark index and/or model portfolios. The Board further noted the Sub-Adviser reported no material compliance or litigation issues since the sub-advisory agreement was last renewed.

66 | December 31, 2024

Sprott ETFs

Statement Regarding Basis for Approval of Investment Advisory Contract	December 31, 2024 (Unaudited)

Investment Performance

Sprott Asset Management USA, Inc. and ALPS Advisors, Inc.

The Board noted that the Fund is a new Fund with no performance history.

Fees and Expenses

Sprott Asset Management USA, Inc.

The Board noted that the advisory fee for the Fund was a unitary fee, and as such, the expense ratio for the Fund is 0.65% and the Adviser agrees to pay the operating costs of the Fund. The Board noted that the Fund’s advisory fee and expense ratio ranked towards the high end but was within the range of peers in both categories. The Board discussed the expertise required to manage a silver fund, and the sophistication of the index that the Fund would track. The Board took into consideration that the advisory fee for the Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that, under the Agreement, the Adviser will be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board further determined that the fees reflected a reasonable allocation of the advisory fee between the Adviser and Sub-Adviser, given the work to be performed by each. The Board considered information provided about the costs and expenses to be incurred by the Adviser in providing advisory services, evaluated the compensation and benefits to be received by the Adviser from its relationship with the Fund, and reviewed a profitability analysis from the Adviser with respect to the Fund. The Board considered the risks borne by the Adviser associated with providing services to the Fund, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of the Fund. The Board considered the fee and expense comparison information provided by the Adviser and the services to be provided to the Fund and concluded that the fees and expenses of the Fund were reasonable.

ALPS Advisors, Inc.

The Board considered the fee and expense comparison information provided by the Sub-Adviser and the services to be provided to the Fund. The Board considered that the Sub-Advisory fee would be paid by the Adviser and not the Fund. The Board noted that the Sub-Advisory fee charged by the Sub-Adviser was lower than the fees it charged to certain other funds. The Board concluded that the sub-advisory fee to be paid to the Sub-Adviser by the Adviser is reasonable for the services to be provided by the Sub-Adviser. The Board noted the high quality of portfolio management services currently provided by the Sub-Adviser to certain other funds advised by the Sub-Adviser.

Profitability

Sprott Asset Management USA, Inc.

The Board reviewed the pro forma profitability analysis provided by the Adviser and noted that the Adviser is not expected to earn a profit on the Fund in the near term, given its expected small asset size after it is launched. The Board after reviewing pro forma profitability information about the Adviser concluded that the advisory fee paid by the Fund to the Adviser was not unreasonable.

ALPS Advisors, Inc.

The Board reviewed the profitability analysis provided by the Sub-Adviser with respect to its management of the Fund. The Board noted that the Sub-Adviser is expected to earn a modest profit from the management of the Fund. The Board concluded that excessive profitability was not an issue at this time.

Economies of Scale

Sprott Asset Management USA, Inc. and ALPS Advisors, Inc.

The Board considered the existence of any economies of scale in the provisions of the services by the Advisers and whether those economies would be shared with the Fund through breakpoints in its management fees or other means, such as expense caps or fee waivers. The Board also considered the extent to which the Fund would benefit from such economies of scale and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Fund to more fully participate in these economies of scale. The Board considered the Fund’s estimated asset level and whether the proposed fee schedule was appropriate. The Board concluded that the fee structure without breakpoints proposed for the Fund was reasonable.

Conclusion

Having requested and received such information from the adviser as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of counsel, the Board concluded that the approval of the advisory agreements was in the best interests of the Fund and its shareholders.

67 | December 31, 2024

This material must be preceded or accompanied by the Prospectus.

www.sprott.com

ALPS Distributors, Inc., a FINRA member, is the distributor for the Sprott ETFs.

SPROTT GOLD EQUITY FUND

Financial Statements and Other Important Information

For the Fiscal Year Ended December 31, 2024

(Form N-CSR Items 7-11)

SPROTT GOLD EQUITY FUND

ITEM 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

SPROTT GOLD EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2024

	Shares	Value
GOLD BULLION — 17.4%
United States — 17.4%
Gold Bullion(a)	57,098	$149,853,728

TOTAL GOLD BULLION
(Cost $23,127,513)		$149,853,728

COMMON STOCKS — 80.1%
Gold Related Securities — 70.6%(b)
Australia — 10.2%
Emerald Resources NL(a)	7,000,000	14,081,107
Evolution Mining, Ltd.	5,073,421	15,104,327
Northern Star Resources, Ltd.	2,073,794	19,818,387
Perseus Mining, Ltd.	14,000,000	22,269,813
Spartan Resources, Ltd.(a)	19,039,949	16,616,529
		87,890,163
Canada — 55.9%
Agnico Eagle Mines Ltd.	623,450	48,776,088
Alamos Gold, Inc. - Class A	1,714,200	31,609,848
B2Gold Corp.(c)	770,000	1,878,800
Calibre Mining Corp.(a)	16,514,800	24,701,256
Dundee Precious Metals, Inc.	1,013,500	9,194,087
Eldorado Gold Corp.(a)	650,000	9,665,500
Equinox Gold Corp.(a)	5,954,995	29,993,505
Falco Resources, Ltd.(a)(c)(d)	16,722,300	3,431,826
G Mining Ventures Corp.(a)(c)	1,385,300	10,408,181
i-80 Gold Corp.(a)(c)	16,340,264	7,843,600
IAMGOLD Corp.(a)	3,600,000	18,576,000
International Tower Hill Mines, Ltd.(a)(d)(e)	19,627,315	9,011,811
International Tower Hill Mines, Ltd.(a)(d)	3,582,120	1,631,297
Jaguar Mining, Inc.(a)(d)	5,626,358	8,924,203
Kinross Gold Corp.	1,796,300	16,651,701
Lundin Gold, Inc.	1,150,000	24,528,853
Novagold Resources, Inc.(a)	1,500,800	4,997,664
OceanaGold Corp.	13,500,000	37,378,691
Osisko Development Corp.(a)(c)	760,791	1,238,479
Osisko Gold Royalties, Ltd.	2,195,522	39,757,513
Pan American Silver Corp.	1,163,445	23,524,858
Sandstorm Gold, Ltd.	1,600,000	8,928,000
SilverCrest Metals, Inc.(a)	4,056,600	36,997,479
Torex Gold Resources, Inc.(a)	1,533,900	30,220,215
Wesdome Gold Mines, Ltd.(a)	3,065,200	27,529,119
Wheaton Precious Metals Corp.	254,000	14,284,960
		481,683,534
United States — 4.5%
Contango ORE, Inc.(a)	52,000	521,040
Electrum Ltd.(a)(f) (Originally acquired 12/21/07, cost $13,065,361)	2,127,287	—
Newmont Corp.	327,500	12,189,550

The accompanying notes are an integral part of these financial statements.

SPROTT GOLD EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2024 (Continued)

	Shares	Value
COMMON STOCKS — (Continued)
United States — (Continued)
Perpetua Resources Corp.(a)(c)	2,411,250	$25,728,037
		38,438,627
Total Gold Related Securities		608,012,324

Other Precious Metals Related Securities — 8.6%
Canada — 5.1%
Aya Gold & Silver, Inc.(a)	450,000	3,362,204
GoGold Resources, Inc.(a)	8,900,000	6,872,587
MAG Silver Corp.(a)	1,107,665	15,049,356
MAG Silver Corp.(a)	392,835	5,342,556
Vizsla Royalties Corp.(a)(e)	286,457	318,848
Vizsla Silver Corp.(a)(e)	7,809,250	13,201,487
		44,147,038
United States — 3.5%
Gatos Silver, Inc.(a)	1,914,148	26,759,789
Sunshine Silver Mining and Refining(a)(f) (Originally acquired 03/15/2011; Cost $4,525,333)	243,691	3,655,365
		30,415,154
Total Other Precious Metals Related Securities		74,562,192

Other Securities — 0.9%
United States — 0.9%
Blue Spark Energy Systems, Inc.(a)(f) (Originally acquired 05/31/24, cost $745)	74,532	745
Gold Bullion International LLC(a)(d)(f) (Originally acquired 05/12/10, cost $5,000,000)	5,000,000	7,150,000
I-Pulse Inc.(a)(f) (Originally acquired 10/09/07, cost $125,352)	74,532	756,500
		7,907,245
Total Other Securities		7,907,245

TOTAL COMMON STOCKS
(Cost $632,269,326)		690,481,761

PRIVATE FUND — 2.1%
Gold Related Security — 2.1%
Tocqueville Bullion Reserve LP(a)(d)	7,619	18,376,692

TOTAL PRIVATE FUND
(Cost $13,795,735)		18,376,692

	Par
CONVERTIBLE BONDS — 0.6%
Gold Related Securities — 0.6%
Canada — 0.6%
I-80 Gold Corp., 8.00%, 02/22/2027(e)(f) (Originally acquired 02/17/2023, Cost $5,225,240)	$5,225,240	4,958,029

TOTAL CONVERTIBLE BONDS
(Cost $5,225,240)		4,958,029

The accompanying notes are an integral part of these financial statements.

SPROTT GOLD EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2024 (Continued)

	Contracts	Value
WARRANTS — 0.0%(g)
Gold Related Securities — 0.0%(g)
Canada — 0.0%(g)
Falco Resources, Ltd., Expires 07/31/2025, Exercise Price $0.55(a)(d)(e)	3,750,000	$2,870
Osisko Development Corp., Expires 03/02/2027, Exercise Price $14.75(a)	499,999	46,958
		49,828
United States — 0.0%(g)
Contango ORE, Inc., Expires 05/09/2026, Exercise Price $30.00(a)(e)	100,000	3,370

Total Gold Related Securities		53,198

TOTAL WARRANTS
(Cost $0)		53,198

	Units
SHORT-TERM INVESTMENTS — 1.0%
Investments Purchased with Proceeds from Securities Lending — 1.0%
United States — 1.0%
Mount Vernon Liquid Assets Portfolio, LLC, 4.51%(h)	8,828,696	8,828,696

TOTAL SHORT-TERM INVESTMENTS
(Cost $8,828,696)		8,828,696

TOTAL INVESTMENTS — 101.2%
(Cost $683,246,510)		$872,552,104
Liabilities in Excess of Other Assets — (1.2)%		(10,363,756)

TOTAL NET ASSETS—100.0%		$862,188,348

Percentages are stated as a percent of net assets.

LP Limited Partnership

(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(c)	All or a portion of this security is on loan as of December 31, 2024. The total market value of these securities was $4,612,570 which represented 0.5% of net assets. The loaned securities were secured with cash collateral of $8,828,696. Shares of the Mount Vernon Liquid Assets Portfolio LLC were purchased with proceeds from cash collateral received from securities on loan. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices. See Note 13.
(d)	Affiliated company as defined by the Investment Company Act of 1940.
(e)	Denotes a security that is either fully or partially restricted for sale. The total market value of these securities was $17,072,926 which represented 2.0% of net assets as of December 31, 2024. See Note 14.
(f)	Security is fair valued using procedures approved by the Board of Trustees which includes significant unobservable inputs and is deemed a Level 3 security. These securities represented $16,520,639 or 1.9% of net assets as of December 31, 2024. See Note 2.
(g)	Represents less than 0.05% of net assets.
(h)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

The accompanying notes are an integral part of these financial statements.

SPROTT GOLD EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS:
Investments, at value
Unaffiliated issuers (cost $602,246,091)	$824,023,405
Affiliated issuers (cost $81,000,419)	48,528,699
Cash	368
Foreign currency, at value (cost $8,922)	8,920
Receivable for investments sold	439,184
Receivable for Fund shares sold	549,987
Securities lending income receivable	13,584
Dividends, interest and other receivables	118,776
Other assets	18,882
Total assets	873,701,805

LIABILITIES:
Payable for Fund shares redeemed	443,024
Payable to Adviser (see Note 5)	684,747
Payable for collateral upon return of securities loaned (see Note 13)	8,828,696
Payable to Administrator	232,174
Accrued distribution fee	210,697
Payable to custodian	91,790
Line of credit payable (see Note 10)	377,000
Accrued interest expense (see Note 10)	5,143
Accrued expenses and other liabilities	640,186
Total liabilities	11,513,457

NET ASSETS	$862,188,348

Net assets consist of:
Paid-in capital	$929,837,377
Total distributable earnings	(67,649,029)
Net assets	$862,188,348

Investor Class
Net assets	$564,316,757
Shares of beneficial interest outstanding (unlimited shares of $0.01 par value authorized)	10,957,300
Net asset value, offering and redemption price per share	$51.50

Institutional Class
Net assets	$297,871,591
Shares of beneficial interest outstanding (unlimited shares of $0.01 par value authorized)	5,713,352
Net asset value, offering and redemption price per share	$52.14

See Notes to Financial Statements.

SPROTT GOLD EQUITY FUND
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2024

INVESTMENT INCOME:
Dividends(1)
Unaffiliated issuers	$6,908,903
Affiliated issuers	467,960
Interest
Unaffiliated issuers	965,474
Affiliated issuers	399,314
Income from securities lending (See Note 13)	180,292
Total investment income	8,921,943

EXPENSES:
Investment Adviser’s fee (See Note 5)	7,798,664
Distribution (12b-1) fees - Investor Class Only (See Note 5)	1,444,512
Administration fees (See Note 5)	1,215,298
Transfer agent and shareholder services fees - Investor Class	305,359
Fund accounting fees	184,444
Custody Fees	164,740
Legal fees	157,089
Miscellaneous expense	109,700
Compliance fees	80,000
Trustee fees and expenses (See Note 15)	61,851
Printing and mailing expense	58,066
Blue Sky fees	57,882
Transfer agent and shareholder services fees - Institutional Class	56,209
Audit fees	50,062
Interest expense (see Note 10)	15,148
Insurance expense	8,418
Registration fees	834
Other expenses	106,352
Net expenses	11,874,628
Net investment income/(loss)	(2,952,685)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain/(loss) from:
Investments
Unaffiliated issuers	41,212,408
Affiliated issuers	(21,088,298)
Foreign currency transactions	(428,567)
19,695,543
Net change in unrealized appreciation/(depreciation) on:
Investments
Unaffiliated issuers	115,215,703
Affiliated issuers	28,648,176
Foreign currency translation	206
143,864,085
Net Unrealized and realized gain/(loss) on investments and foreign currency	163,559,628
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$160,606,943

(1)	Net of foreign taxes withheld of $479,856.

See Notes to Financial Statements.

SPROTT GOLD EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

December 31, 2024

	Year Ended December 31,
	2024	2023
OPERATIONS:
Net investment income/(loss)	$(2,952,685)	$(3,857,282)
Net realized gain/(loss) on sale of investments and foreign currency	19,695,543	(43,172,664)
Net change in unrealized appreciation/(depreciation)	143,864,085	61,727,426
Net increase/(decrease) in net assets resulting from operations	160,606,943	14,697,480

FUND SHARE TRANSACTIONS:
Shares sold - Investor Class	54,128,855	56,560,513
Shares sold - Institutional Class	45,777,546	59,167,723
Shares redeemed - Investor Class(1)	(132,808,562)	(129,447,377)
Shares redeemed - Institutional Class(2)	(55,069,882)	(49,134,700)
Net increase/(decrease)	(87,972,043)	(62,853,841)
Net increase/(decrease) in net assets	72,634,900	(48,156,361)

NET ASSETS:
Beginning of year	789,553,448	837,709,809
End of year	$862,188,348	$789,553,448

(1)	Net of Redemption Fees of $48,782 and $31,209, respectively.
(2)	Net of Redemption Fees of $26,538 and $13,271, respectively.

See Notes to Financial Statements.

SPROTT GOLD EQUITY FUND

FINANCIAL HIGHLIGHTS

INVESTOR CLASS

(For a share outstanding throughout the period)

	Year Ended December 31,					Period November 1, 2020 to December 31,		Year Ended October 31,
	2024	2023	2022	2021		2020(a)		2020
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$42.71	$41.91	$48.34	$54.81		$53.75		$38.74

OPERATIONS:
Net investment income/(loss)(b)	(0.21)	(0.23)	(0.20)	(0.09)		(0.05)		(0.42)
Net realized and unrealized gain/(loss)	9.00	1.03	(6.18)	(6.38)		1.11		15.43
Total from investment operations*	8.79	0.80	(6.38)	(6.47)		1.06		15.01

DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income	—	—	(0.05)	—		—		—
Distributions from net realized gain	—	—	—	—		—		—
Total distributions	—	—	(0.05)	—		—		—

Change in net asset value for the period	8.79	0.80	(6.43)	(6.47)		1.06		15.01
Net asset value, end of period	$51.50	$42.71	$41.91	$48.34		$54.81		$53.75

*Includes redemption fees per share of	0.00 (c)	0.00 (c)	0.01	0.01		0.00	(c)	0.01

Total return	20.58%	1.91%	(13.21)%	(11.80	)%(d)	2.04	%(e)	38.71%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)	$564,317	$536,956	$598,641	$748,684		$964,071		$965,963
Ratio to average net assets:
Expense	1.46%	1.49%	1.44%	1.40%		1.37	%(f)	1.39%
Net investment income/(loss)	(0.44)%	(0.55)%	(0.45)%	(0.18)%		(0.57	)%(f)	(0.93)%
Portfolio turnover rate	26%	12%	24%	15%		1	%(e)	34%

(a)	With the approval of the Board effective October 31, 2020, the Fund’s fiscal year end was changed from October 31 to December 31.
(b)	Net investment income/(loss) per share is calculated using the average shares outstanding method.
(c)	Represents less than $0.01.
(d)	Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles.
(e)	Not annualized.
(f)	Annualized.

See Notes to Financial Statements.

SPROTT GOLD EQUITY FUND

FINANCIAL HIGHLIGHTS

INSTITUTIONAL CLASS

(For a share outstanding throughout the period)

	Year Ended December 31,					For the Period November 1, 2020 to December 31,		Year Ended October 31,
	2024	2023	2022	2021		2020(a)		2020
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$43.12	$42.18	$48.71	$55.08		$53.98		$38.81

OPERATIONS:
Net investment income/(loss)(b)	(0.07)	(0.11)	(0.06)	0.06		(0.03)		(0.30)
Net realized and unrealized gain/(loss)	9.09	1.05	(6.25)	(6.43)		1.13		15.47
Total from investment operations*	9.02	0.94	(6.31)	(6.37)		1.10		15.17

DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income	—	—	(0.22)	—		—		—
Distributions from net realized gain	—	—	—	—		—		—
Total distributions	—	—	(0.22)	—		—		—

Change in net asset value for the period	9.02	0.94	(6.53)	(6.37)		1.10		15.17
Net asset value, end of period	$52.14	$43.12	$42.18	$48.71		$55.08		$53.98

*Includes redemption fees per share of	0.00 (c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00	(c)	0.02

Total return	20.92%	2.23%	(12.97)%	(11.57	)%(d)	1.97	%(e)	39.05%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)	$297,871	$252,598	$239,068	$271,212		$262,378		$248,686
Ratio to average net assets:
Expense	1.17%	1.20%	1.15%	1.11%		1.09	%(f)	1.11%
Net investment income (loss)	(0.15)%	(0.27)%	(0.15)%	0.13%		(0.29	)%(f)	(0.63)%
Portfolio turnover rate	26%	12%	24%	15%		1	%(e)	34%

(a)	With the approval of the Board effective October 31, 2020, the Fund’s fiscal year end was changed from October 31 to December 31.
(b)	Net investment income/(loss) per share is calculated using the average shares outstanding method.
(c)	Represents less than $0.01.
(d)	Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles.
(e)	Not annualized.
(f)	Annualized.

See Notes to Financial Statements.

SPROTT GOLD EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2024

1. ORGANIZATION

The Sprott Funds Trust (the “Trust”) was organized as a Delaware statutory trust on January 3, 2018. As of December 31, 2024, the Trust consisted of ten separate portfolios that each represent a separate series of the Trust. This report pertains to the Sprott Gold Equity Fund (the “Fund”). The Fund is a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund offers two classes of shares, Investor Class and Institutional Class. The two classes represent interests in the same portfolio of investments. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. On July 1, 2023, Sprott Asset Management USA, Inc. commenced acting as investment adviser (the “Adviser”) to the Fund and continues to serve in such capacity for the Fund. Prior to July 1, 2023, Sprott Asset Management LP and Sprott Asset Management USA, Inc. served as the investment adviser and sub-adviser, respectively, to the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

(a)	Portfolio Valuation and Methodologies. The Fund’s net asset value (“NAV”) is determined daily, as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Securities for which no sales are reported are valued at the mean of the closing bid and ask price. If no current day price quotation is available, the previous business day’s closing sale price is used. Investments in open-end mutual funds such as money market funds are valued at the closing NAV.

The Fund’s investments are generally valued at market value. In the absence of market value, if events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of the Fund's investment, in the event that it is determined that valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued in accordance with the Adviser’s policies and procedures as reflecting fair value (“Fair Value Policies and Procedures”). U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the "Board") has approved the designation of the Adviser of the Fund as the valuation designee for the Fund. The Adviser has formed a committee (the “Valuation Committee”) that has developed pricing policies and procedures and to oversee the pricing function for all financial instruments.

The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued

SPROTT GOLD EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (Continued)

Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

(b)	Fair Value Hierarchy. The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the year. These inputs are summarized in the three broad levels listed below.

Level 1 –  Quoted prices in active markets for identical securities.

Level 2 –  Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –  Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

When using the market quotations or closing price provided by the pricing service for equity investments, including common stocks, preferred stocks, foreign issued common stocks, exchange-traded funds, closed end funds and real estate investment trusts, which are traded on an exchange are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation and when the market is considered active, the security will be classified as a Level 1 security. When using the mean between the latest bid and ask price, the security will be classified as Level 2. Gold bullion is valued using the latest available price on the valuation day and is classified as Level 1.

Investment in mutual funds, including money market funds, are generally priced at the ending NAV provided by the service agent of the funds and will be classified as Level 1 securities.

Debt securities, such as corporate bonds, commercial paper, money market deposit accounts and U.S. government agency issues for which market quotations are not readily available may be valued based on information supplied by independent pricing services using matrix pricing formulas and/or independent broker bid quotations and are classified as Level 2. Warrants and rights for which the underlying security is registered and equities which are subject to a required holding period, but have a comparable public issue, are valued in good faith pursuant to the Fair Value Policies and Procedures. These securities will generally be classified as Level 2 securities. If the warrant or right is exchange traded and the official closing price of the exchange is used, these instruments are classified as Level 1 securities.

Investments classified within Level 3 have significant unobservable inputs used by the Adviser in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by private companies and convertible bonds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

For securities traded principally on foreign exchanges, the Fund may use fair value pricing if an event occurs after the close of trading of the principal foreign exchange on which a security is traded, but before calculation of the Fund’s NAV, which the Fund believes affects

SPROTT GOLD EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (Continued)

the value of the security since its last market quotation. Such events may involve situations relating to a single issuer (such as news related to the issuer announced after the close of the principal foreign exchange), or situations relating to sectors of the market or the markets in general (such as significant fluctuations in the U.S. or foreign markets or significant changes in exchange rates, natural disasters, armed conflicts, or governmental actions).

In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Fund may engage a third party fair value service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of close of the relevant foreign market and the close of the NYSE. Fair value pricing may also be used to value restricted securities held by the Fund or securities with little or no trading activity for extended periods of time. Fair value pricing involves judgments that are inherently subjective and inexact and it is not possible to determine with certainty when, and to what extent, an event will affect a market price. As a result, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

The following is a summary of the inputs used to value the Fund’s investments at December 31, 2024.

Sprott Gold Equity Fund(a)

Investments in Securities at Value	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Gold Related	$—	$599,000,513	$9,011,811	$—	$608,012,324
Other Precious Metals
Related	—	70,906,827	—	3,655,365	74,562,192
Other	—	—	—	7,907,245	7,907,245
Total Common Stocks	—	669,907,340	9,011,811	11,562,610	690,481,761
Gold Bullion	—	149,853,728	—	—	149,853,728
Private Fund(b)(c)	18,376,692	—	—	—	18,376,692
Convertible Bond	—	—	—	4,958,029	4,958,029
Warrants	—	—	53,198	—	53,198
Investments Purchased with
Proceeds from Security
Lending(b)	8,828,696	—	—	—	8,828,696
Total Assets	$27,205,388	$819,761,068	$9,065,009	$16,520,639	$872,552,104

(a)	For a detailed sector breakdown, please see the accompanying Schedule of Investments.

(b)	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the Schedule of Investments.

(c)	As of December 31, 2024, the Fund invests in a private fund that primarily invests in physical gold and is subject to redemption restrictions. This private fund investment can only be disposed of with notice given 24 hours in advance of redemption. Due to the elapsed time, the investment of the Fund is not subject to any redemption fees going forward.

SPROTT GOLD EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (Continued)

Below is a reconciliation that details the activity of securities in Level 3 during the current fiscal period:

Sprott Gold Equity Fund
Balance as of December 31, 2023	$14,190,629
Purchases	404,230
Sales	—
Realized Gain/(Loss)	—
Change in Unrealized Appreciation/(Depreciation)	2,144,954
Transfer in/(out) of Level 3(a)	(219,174)
Balance as of December 31, 2024	$16,520,639

(a)	The Fund has adopted a policy of recording any transfers of investment securities between the different levels in the fair value hierarchy as of the end of the quarter.

As of December 31, 2024 the change in unrealized appreciation/(depreciation) on positions still held for securities that were considered Level 3 was $1,925,780.

The following table summarizes quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement as of December 31, 2024. The Adviser monitors fair valued positions for factors that could lead to a change in valuation of the securities, such as new financing, corporate actions, recent non-arm’s length transactions and interest rates.

Type	Industry	Fair Value at 12/31/2024	Valuation Techniques	Unobservable Inputs	Range	Impact to Valuation from an Increase in Input
Common Stocks	Gold Related	—	Asset approach	Estimated recoverable proceeds	—	Increase

Common Stocks	Other Precious Metals Related	$3,655,365	Professional analysis of latest company valuation or financing, with appropriate discount applied (if required)	Financing prices	$15.00	Increase

Common Stocks	Other	$7,907,245	Professional analysis of latest company valuation or financing, with appropriate discount applied (if required)	Financing prices	$0.01 - $10.15	Increase

Convertible Bond	Gold Related	$4,958,029	Discounted Cash Flow Method	Discount Rate	11.06%	Decrease
			Black-Scholes Model	Volatility	40%	Increase

(c)	Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded with a specific identification cost method. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

SPROTT GOLD EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (Continued)

(d)	Dividends and Distributions to Shareholders. Dividends from net investment income for the Fund, if any, are declared and paid annually or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

(e)	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. RISKS

(a)	Restricted and Illiquid Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time consuming negotiations and expense, and a prompt sale at the current valuation may be difficult.

(b)	Gold and Precious Metals Mining Industry Risk. The Fund is sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the gold and precious metals mining industry. In times of stable economic growth, traditional equity and debt investments could offer greater appreciation potential and the value of gold, silver and other precious metals may be adversely affected, which could in turn affect the Fund’s returns. The gold and precious metals industry can be significantly affected by competitive pressures, central bank operations, events relating to international political developments, the success of exploration projects, commodity prices, adverse environmental developments and tax and government regulations.

(c)	Foreign Investment Risk. The Fund’s investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. Adverse political, economic or social developments could undermine the value of the Fund’s investments or prevent the Fund from realizing the full value of its investments. Emerging market countries may present heightened risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets. The economies of emerging market countries also may be based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens, inflation rates or adverse news and events. Where all or a portion of the Fund’s underlying securities trade in a market that is closed when the market in which the Fund’s shares are listed and trading in that market is open, there may be changes between the last quote from its closed foreign market and the value of such security during the Fund’s domestic trading day.

(d)	Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

(e)	Gold and Other Precious Metals Risk. Gold is subject to the special risks associated with investing in gold and other precious metals, including: (1) the price of gold or other precious metals may be subject to wide fluctuation; (2) the market for gold or other precious metals is relatively limited; (3) the sources of gold or other precious metals are concentrated in countries that have the potential for instability; and (4) the market for gold and other precious metals is unregulated.

SPROTT GOLD EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (Continued)

(f)	Indemnification. In the normal course of business the Fund enters into contracts that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

(g)	Securities Lending Risk. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of securities loans were to increase, the borrower did not increase the collateral accordingly, and the borrower fails to return the securities.

4. TAXES

(a)	Federal Tax and Tax Basis Information.

There were no distributions paid during the years ended December 31, 2024 and December 31, 2023.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended December 31, 2024, the following reclassifications, which had no impact on results of operations or net assets, were recorded to reflect permanent tax differences:

	Distributable	Paid in
	Earnings	Capital
Sprott Gold Equity Fund	$2,745,087	$(2,745,087)

The permanent differences primarily relate to net operating losses.

As of December 31, 2024, the components of accumulated losses for income tax purposes were as follows:

Tax cost of investments	$693,326,936
Unrealized appreciation	316,873,973
Unrealized depreciation	(137,648,805)
Net unrealized appreciation/(depreciation)	179,225,168
Undistributed operating income	—
Undistributed long-term gains	—
Distributable earnings	—
Other accumulated gain/(loss)	(246,874,197)
Total accumulated gain/(loss)	$(67,649,029)

For the fiscal year ended December 31, 2024 the Sprott Gold Equity Fund had late year losses of $26,403.

At December 31, 2024 the Fund had tax basis capital losses which may be carried forward to offset future capital gains as shown below:

	Capital Losses Expiring	Capital Losses Expiring
	Indefinite Short-Term	Indefinite Long-Term
Sprott Gold Equity Fund	$(51,266,931)	$(195,580,733)

To the extent that the Fund may realize future net capital gains, those gains will be offset by any of their unused respective capital loss carryforwards.

SPROTT GOLD EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (Continued)

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Adviser served as the Fund’s investment adviser through the date of this report pursuant to an Investment Advisory Agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Adviser received fees from the Fund, calculated daily and payable monthly, at an annual fee rate of 1.00% on the first $500 million of the average daily net assets of the Fund, 0.75% of the average daily net assets in excess of $500 million but not exceeding $1 billion, and 0.65% of the average daily net assets in excess of $1 billion. For the year ended December 31, 2024, the advisory fees incurred by the Fund is disclosed in the Statement of Operations.

The Adviser also served as the Fund’s administrator through the date of this report pursuant to an Administrative Services Agreement with the Trust on behalf of the Fund. Pursuant to an Administrative Services Agreement, the Fund pays the Adviser a fee computed daily and paid monthly at an annual rate of 0.15% on the first $400 million of the average daily net assets of the Fund; 0.13% on the next $600 million of the average daily net assets of the Fund; and 0.12% on all the average daily net assets of the Fund over $1 billion. For the year ended December 31, 2024, the administration fees and compliance fees incurred by the Fund are disclosed in the Statement of Operations.

The Adviser has entered into a sub-administration servicing agreement with U.S. Bank Global Fund Services (the “Sub-Administrator”), under which the Adviser pays the Sub-Administrator a fee based on the assets of the Fund. The fee payable to the Sub-Administrator by the Adviser is calculated daily and payable monthly, at an annual rate of: (i) 0.05% on the first $400 million of the average daily net assets; (ii) 0.03% on the next $600 million of the average daily net assets; and (iii) 0.02% of the average daily net assets in excess of $1 billion, subject to a minimum annual fee for the Fund of $60,000. For the year ended December 31, 2024, the Adviser has incurred fees of $356,758 for services provided by the Sub-Administrator under a sub-administration servicing agreement for the Fund.

Sprott Global Resource Investments Ltd. (the “Distributor”), an affiliate of the Adviser, acts as distributor for shares of the Fund. The Investor Class adopted a distribution and services plan pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the plan, the Investor Class pays to the Distributor distribution and service fees of 0.25% per annum of its average daily net assets.

6. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the Fund was as follows:

	For the Year Ended December 31,
Sprott Gold Equity Fund (Investor Class)	2024	2023
Shares sold	1,091,422	1,312,180
Shares reinvested from distributions	—	—
Shares redeemed	(2,705,139)	(3,026,819)
Net increase/(decrease)	(1,613,717)	(1,714,639)

	For the Year Ended December 31,
Sprott Gold Equity Fund (Institutional Class)	2024	2023
Shares sold	950,974	1,364,221
Shares reinvested from distributions	—	—
Shares redeemed	(1,096,065)	(1,173,646)
Net increase/(decrease)	(145,091)	190,575

SPROTT GOLD EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (Continued)

7. FUND SHARE TRANSACTIONS

The Fund currently offers two classes of shares of beneficial interest. A redemption fee of 2.00% is imposed on redemptions of shares held 90 days or less for the Fund. This fee is retained by the Fund and is credited to paid in capital. For a more detailed description of when the redemption fee does not apply, please see the Fund’s Prospectus.

8. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term instruments) for the year ended December 31, 2024 are summarized below.

Sprott Gold Equity Fund
Purchases	$218,758,775
Sales	$312,080,601

9. TRANSACTIONS WITH AFFILIATES*

The following issuers are Portfolio affiliates of the Fund; that is, the Fund controlled the company or held 5% or more of the outstanding voting securities during the period from January 1, 2024 through December 31, 2024. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issuers are:

	January 1, 2024		Additions		Reductions						December 31, 2024
Issuer Name	Share/ Principal Balance	$ Value	Share/ Principal Balance	$ Value	Share/ Principal Balance	$ Sale Proceeds	$ Interest Income	$ Dividend Income	$ Realized Gain/ (Loss)	$ Change in Gross Unrealized Appreciation/ (Depreciation	$ Value	Share/ Principal Balance
Sprott Gold Equity Fund

Common Stock - Gold Related Securities

Contango ORE, Inc.(a)(b)	553,200	10,018,452	—	—	(501,200)	(9,090,520)	—	—	(832,280)	425,388	521,040	52,000

Falco Resources Ltd.(a)(e)	23,722,300	2,058,839	—	—	(7,000,000)	(1,503,802)	—	—	(3,165,947)	6,042,736	3,431,826	16,722,300

I-80 Gold Corp.(a)(b)(e)	16,840,264	29,612,328	1,000,000	1,331,115	(1,500,000)	(2,324,026)	—	—	(766,429)	(20,009,388)	7,843,600	16,340,264

International Tower Hill Mines Ltd.(a)(c)	18,664,631	10,846,206	962,684	639,223	—	—	—	—	—	(2,473,618)	9,011,811	19,627,315

International Tower Hill Mines Ltd.(a)	6,100,222	3,568,630	—	—	(2,518,102)	(1,318,595)	—	—	(7,561,179)	6,942,441	1,631,297	3,582,120

Jaguar Mining, Inc.(a)	5,709,459	7,583,599	—	—	(83,101)	(252,673)	—	—	199,959	1,393,318	8,924,203	5,626,358

Strategic Metals Ltd.(a)(b)	6,853,500	1,034,451	—	—	(6,853,500)	(864,599)	—	—	(8,962,422)	8,792,570	—	—

Common Stock - Other Securities

Gold Bullion International(a)	5,000,000	6,900,000	—	—	—	—	—	467,960	—	250,000	7,150,000	5,000,000

Private Funds

Tocqueville Bullion Reserve LP - Class G(a)(d)	7,619	14,589,569	—	—	—	—	—	—	—	3,787,123	18,376,692	7,619

Convertible Bond

I-80 Gold Corp.(b)(c)	4,821,010	4,540,737	404,230	404,230	—	—	399,314	—	—	13,062	4,958,029	5,225,240

Warrants - Gold Related Securities

Contango ORE, Inc.(a)(b)(c)	100,000	199,560	—	—	—	—	—	—	—	(196,190)	3,370	100,000

Falco Resources Ltd.(a)(c)	3,750,000	283	—	—	—	—	—	—	—	2,587	2,870	3,750,000

		$90,952,654		$2,374,568		$(15,354,215)	$399,314	$467,960	$(21,088,298)	$4,970,029	$61,854,738

Securities no longer affiliated at December 31, 2024										$23,678,147	$13,326,039

Securities affiliated at December 31, 2024										$28,648,176	$48,528,699

SPROTT GOLD EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (Continued)

*	All affiliates listed are neither majority-owned subsidiaries or other controlled companies.

(a)	Non-income producing security.

(b)	Security is no longer an affiliated company at December 31, 2024.

(c)	Denotes a security that is either fully or partially restricted for sale.

(d)	Tocqueville Bullion Reserve (“TBR”) is a Delaware Limited Partnership created for the purpose of owning physical gold. John Hathaway, Senior Portfolio Manager, is an independent Director of the TBR Cayman entities and is a TBR limited partner.

(e)	All or a portion of this security is on loan as of December 31, 2024.

10. LINE OF CREDIT

The Fund has a $20,000,000 line of credit (the “Line”), which is uncommitted, with U.S. Bank N.A. The Line is for temporary emergency or extraordinary purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Line is secured by the Fund’s assets. The Line has a one-year term. The interest rate as of December 31, 2024 was 7.00%.

During the year ended December 31, 2024, the Fund’s maximum borrowing was $3,728,000 and average borrowing was $178,385. This borrowing resulted in interest expenses of $15,148. As of December 31, 2024 the Fund had a outstanding Line balance of $377,000.

11. PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1.888.622.1813 and on the SEC’s website (http://www.sec.gov). The Fund is required to file how it voted proxies related to portfolio securities during the most recent 12-month period ended June 30. Once filed, the information is available without charge, upon request, by calling 1.888.622.1813 and on the SEC’s website (http://www.sec.gov).

12. AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS SCHEDULES (UNAUDITED)

The Fund is required to file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. Once filed, the Fund’s Part F on Form N-PORT is available without charge on the SEC’s website (http://www.sec.gov) and is available upon request by calling 1.888.622.1813. You may also obtain copies of Form N-PORT, Part F by sending your request electronically to publicinfo@sec.gov. Quarterly portfolio holdings are also available on the website for Sprott Gold Equity Fund, https://sprott.com/investment-strategies/sprott-gold-equity-fund/.

13. SECURITIES LENDING

The Fund may seek additional income by lending its securities on a short-term basis to banks, brokers and dealers in return for cash collateral, which is invested in short term securities. The Fund may return a portion of the interest earned to a third party that is unaffiliated with the Fund and acting as a “placing broker.” When the Fund engages in securities lending, the Fund will retain a portion of the securities lending income and remit the remaining portion to the securities lending agent as compensation for its services. Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees as defined below), and any fees or other payments to and from borrowers of securities. The securities lending agent bears all operational costs directly related to securities lending. The Fund also continues to receive dividends on the securities loaned. Security loans are secured at all times by collateral. It is the Fund’s policy that the collateral be equal to at least 102% of the market value of the securities loaned (105% if the securities loaned are denominated in different currencies) plus accrued interest when the transaction is entered into, and that the collateral supporting the loans be valued daily. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Gain or loss in the market price of the securities loaned

SPROTT GOLD EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (Continued)

that may occur during the term of the loan are reflected in the value of the Fund. U.S. Bank N.A., the custodian, acts as the securities lending agent for the Fund. The value of the securities on loan and the cash collateral at December 31, 2024 are shown on the Statement of Assets and Liabilities. Shares of the Mount Vernon Liquid Assets Portfolio LLC were purchased with proceeds from cash collateral received from securities on loan. The following table is a summary of the Fund’s securities lending transactions accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of December 31, 2024:

	Value of Securities	Value of Cash
Fund	on Loan	Collateral Received
Sprott Gold Equity Fund	$4,612,570	$8,828,696

Securities loaned are not subject to any master netting agreements.

14. RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies.

As of December 31, 2024, the Fund invested in the following restricted securities:

	Initial			Fair Value
	Acquisition			as a % of
Restricted Security	Date	Cost	Fair Value	Net Assets
International Tower Hill Mines Ltd.	11/10/2010	$36,259,078	$9,011,811	1.1%
Falco Resources, Ltd., Expires 07/31/2025, Exercise
Price $0.55	9/7/2021	—	2,870	0.0%
I-80 Gold Corp., 8.00%, 02/22/2027	2/17/2023	5,225,240	4,958,029	0.6%
Contango ORE, Inc., Expires 05/09/2026, Exercise
Price $30.00	5/9/2023	—	3,370	0.0%
Vizsla Royalties Corp	11/8/2024	369,144	191,310	0.0%
Vizsla Silver Corp	11/8/2024	2,418,923	2,905,536	0.3%
		$44,272,385	$17,072,926	2.0%

15. TRUSTEES OF THE TRUST

The Board consists of five Trustees, four of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (“Independent Trustees”), and one of whom is an interested person. Each current Independent Trustee is paid an annual retainer of $65,000 for his or her services as a Board member to the Trust and another trust in the fund complex, together with out-of-pocket expenses in accordance with the Board’s policy on travel and other business expenses relating to attendance at meetings.

16. SUBSEQUENT EVENTS

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events that occurred between December 31, 2024 and the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosure and/or adjustments.

SPROTT GOLD EQUITY FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

December 31, 2024

To the Shareholders and Board of Trustees

of Sprott Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Sprott Gold Equity Fund (the “Fund”), a series of Sprott Funds Trust (the “Trust”), including the schedule of investments, as of December 31, 2024, the related statement of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
For year ended December 31, 2024	For each of the two years in the period ended December 31, 2024.	For each of the four years in the period ended December 31, 2024, for the period November 1, 2020 through December 31, 2020 and for the year ended October 31, 2020.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2019.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with custodians. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

February 28, 2025

SPROTT GOLD EQUITY FUND

Item 8 – Changes in and Disagreements with Accountants	December 31, 2024
for Open-End Management Investment Companies

Not applicable.

SPROTT GOLD EQUITY FUND

Item 9 – Proxy Disclosures	December 31, 2024
for Open-End Management Investment Companies

No matters were submitted to the shareholders of the Fund for their vote during this reporting period.

SPROTT GOLD EQUITY FUND

Item 10 – Remuneration Paid to Directors, Officers, and Others	December 31, 2024
of Open-End Management Investment Companies

Included under Item 7 in the Statement of Operations.

SPROTT GOLD EQUITY FUND

Item 11 – Statement Regarding Basis	December 31, 2024
for Approval of Investment Advisory Contract

Not applicable for this reporting period.

Investment Adviser and Administrator

Sprott Asset Management USA, Inc.

320 Post Road, Suite 230

Darien, CT 06820

(203) 656-2400

www.sprott.com

Distributor

Sprott Global Resource Investments Ltd.

1910 Palomar Point Way, Suite 200

Carlsbad, CA 92008

Shareholders’ Servicing and Transfer Agent

U.S. Bank Global Fund Services, LLC

doing business as U.S. Bank Global Fund Services

615 East Michigan Street

Milwaukee, WI 53202

Custodian

U.S. Bank, N.A.

1555 N. River Center Drive, Suite 302

Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

50 South 16th Street, Suite 2900

Philadelphia, PA 19102

Legal Counsel

Thompson Hine LLP

1919 M Street, N.W., Suite 700

Washington, D.C. 20036

This material must be preceded or accompanied by the Prospectus.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

No matters were submitted during the Registrant’s fiscal year ended December 31, 2024 to shareholders for their vote.

Item 10. Remuneration Paid to Directors, Officers, and Other of Open-End Management Investment Companies.

This information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Board Approval of Investment Advisory and Sub-Advisory Agreements for the Sprott Silver Miners & Physical Silver ETF

The Board of Trustees (the “Board”) of Sprott Funds Trust (the “Trust”) on behalf of its series, Sprott Silver Miners & Physical Silver ETF (the “Fund”) met in person at a regularly scheduled meeting on June 7, 2024, in Watch Hill, Rhode Island, for purposes of, among other things, considering whether it would be in the best interests of the Fund and its shareholders for the Board to approve the Amended and Restated Investment Advisory Agreement by and between the Fund and Sprott Asset Management USA, Inc. (“SAM USA” or the “Adviser”) (the “Advisory Agreement”), and the Amended Sub-Advisory Agreement by and among the Fund, SAM USA and ALPS Advisors, Inc. (“ALPS” or the “Sub-Adviser”) (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”). SAM USA together with ALPS are collectively referred to as the “Advisers.”

In connection with the Board’s review of the Agreements, the Trustees who are not “interested persons” of the Fund within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”) (collectively, the “Independent Trustees”) requested, and the Advisers provided the Board with, information about a variety of matters, including, without limitation, the following information:

●	Nature, extent and quality of services to be provided by the Advisers, including background information on the qualifications and experience of key professional of the Advisers’ personnel that provide services to the Fund;

●	Fee charged to and expenses of the Fund, including comparative fee and expense information for registered investment companies similar to the Fund;

●	Costs of the services provided, and expected profits to be realized by the Advisers, if any; and

●	Economies of scale.

At the meeting, the Board, including the Independent Trustees determined that the continuation of the Agreements was in the best interests of the Fund in light of the services, personnel, expenses and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment and approved them.

To reach this determination, the Board considered its duties under the 1940 Act as well as under the general principles of state law in reviewing and approving advisory contracts; the fiduciary duty of investment advisers with respect to advisory agreements and the receipt of investment advisory compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of each of the Agreements, the Independent Trustees received materials in advance of the Board meeting from the Advisers. The Board applied its business judgment to determine whether the arrangements by and among the Fund, SAM USA and ALPS are reasonable business arrangements from the Fund’s perspective as well as from the perspective of its respective shareholders.

Nature, Extent and Quality of Services Provided

Sprott Asset Management USA, Inc.

The Board noted that the Adviser manages approximately $4.6 billion in assets of December 31, 2023, and provides investment management services on a discretionary basis to its clients, which include individuals and institutions with separately managed accounts. The Board further noted that the Adviser and the predecessor investment adviser of the Fund were each wholly-owned subsidiaries of Sprott, Inc. The Board reviewed the credentials of the key investment personnel that would be responsible for servicing the Fund, noting that each had considerable experience in the asset management industry. The Board discussed the responsibilities of the Adviser with respect to the Fund, including compliance, analysis and certain administrative services. The Board reviewed the Adviser’s research capabilities and the quality of its compliance infrastructure. The Board discussed the Adviser’s oversight of the Sub-Adviser, which included oversight of the Sub Adviser’s adherence to the Fund’s investment strategies and restrictions, trading, and compliance monitoring. The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to perform its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by the Adviser to the Fund would be satisfactory.

ALPS Advisors, Inc.

The Board reviewed materials provided by the Sub-Adviser, which included a description of any material changes to its business operations since the Board last reviewed the Sub-Advisory Agreement. The Board reviewed the background information of key investment personnel responsible for the servicing the Fund, considering their education and financial industry experience. The Board discussed the responsibilities of the Sub-Adviser with respect to the Fund noting that the Sub-Adviser was responsible for monitoring and taking action on any events which would require trading in order to keep the Fund in line with its respective benchmark index and/or model portfolios. The Board further noted the Sub-Adviser reported no material compliance or litigation issues since the sub-advisory agreement was last renewed.

Investment Performance

Sprott Asset Management USA, Inc. and ALPS Advisors, Inc.

The Board noted that the Fund is a new Fund with no performance history.

Fees and Expenses

Sprott Asset Management USA, Inc.

The Board noted that the advisory fee for the Fund was a unitary fee, and as such, the expense ratio for the Fund is 0.65% and the Adviser agrees to pay the operating costs of the Fund. The Board noted that the Fund’s advisory fee and expense ratio ranked towards the high end but was within the range of peers in both categories. The Board discussed the expertise required to manage a silver fund, and the sophistication of the index that the Fund would track. The Board took into consideration that the advisory fee for the Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that, under the Agreement, the Adviser will be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board further determined that the fees reflected a reasonable allocation of the advisory fee between the Adviser and Sub-Adviser, given the work to be performed by each. The Board considered information provided about the costs and expenses to be incurred by the Adviser in providing advisory services, evaluated the compensation and benefits to be received by the Adviser from its relationship with the Fund, and reviewed a profitability analysis from the Adviser with respect to the Fund. The Board considered the risks borne by the Adviser associated with providing services to the Fund, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of the Fund. The Board considered the fee and expense comparison information provided by the Adviser and the services to be provided to the Fund and concluded that the fees and expenses of the Fund were reasonable.

ALPS Advisors, Inc.

The Board considered the fee and expense comparison information provided by the Sub-Adviser and the services to be provided to the Fund. The Board considered that the Sub-Advisory fee would be paid by the Adviser and not the Fund. The Board noted that the Sub-Advisory fee charged by the Sub-Adviser was lower than the fees it charged to certain other funds. The Board concluded that the sub-advisory fee to be paid to the Sub-Adviser by the Adviser is reasonable for the services to be provided by the Sub-Adviser. The Board noted the high quality of portfolio management services currently provided by the Sub-Adviser to certain other funds advised by the Sub-Adviser.

Profitability

Sprott Asset Management USA, Inc.

The Board reviewed the pro forma profitability analysis provided by the Adviser and noted that the Adviser is not expected to earn a profit on the Fund in the near term, given its expected small asset size after it is launched. The Board after reviewing pro forma profitability information about the Adviser concluded that the advisory fee paid by the Fund to the Adviser was not unreasonable.

ALPS Advisors, Inc.

The Board reviewed the profitability analysis provided by the Sub-Adviser with respect to its management of the Fund. The Board noted that the Sub-Adviser is expected to earn a modest profit from the management of the Fund. The Board concluded that excessive profitability was not an issue at this time.

Economies of Scale

Sprott Asset Management USA, Inc. and ALPS Advisors, Inc.

The Board considered the existence of any economies of scale in the provisions of the services by the Advisers and whether those economies would be shared with the Fund through breakpoints in its management fees or other means, such as expense caps or fee waivers. The Board also considered the extent to which the Fund would benefit from such economies of scale and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Fund to more fully participate in these economies of scale. The Board considered the Fund’s estimated asset level and whether the proposed fee schedule was appropriate. The Board concluded that the fee structure without breakpoints proposed for the Fund was reasonable.

Conclusion

Having requested and received such information from the adviser as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of counsel, the Board concluded that the approval of the advisory agreements was in the best interests of the Fund and its shareholders.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholder may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)	(1)	Code of Ethics. Filed herewith.

	(2)	Not applicable.

	(3)	Certification pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes – Oxley Act of 2002. Filed herewith.

(b)		Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPROTT FUNDS TRUST

By:	/s/ Thomas W. Ulrich
Thomas W. Ulrich, President (Principal Executive Officer)

Date:	March 10, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas W. Ulrich
Thomas W. Ulrich, President (Principal Executive Officer)

Date:	March 10, 2025

By:	/s/ Varinder Bhathal
Varinder Bhathal, Treasurer (Principal Financial Officer)

Date:	March 10, 2025